                                                          File Numbers 333-96383
                                                                       811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 22               X

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment Number 111
                                              -----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)
                            Gary R. Christensen, Esq.
              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---

     X  on May 1, 2015 pursuant to paragraph (b) of Rule 485
    ---

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
        on (date) pursuant to paragraph (a)(1) of Rule 485
    ---

If appropriate, check the following:

        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies.

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item Number     Caption in Prospectus

     1.         Front and Back Cover Pages

     2.         Benefit Summary: Benefits and Risks

     3.         Risk/Benefit Summary: Fee Table

     4. General Description of Minnesota Life Variable Life Account, Minnesota Life Insurance Company and Portfolio Companies

     5.         Charges

     6.         General Description of Contracts

     7.         Premiums

     8.         Death Benefits and Contract Values

     9.         Surrenders, Partial Surrenders, and Partial Withdrawals

     10.        Loans

     11.        Lapse and Reinstatement

     12.        Taxes

     13.        Legal Proceedings

     14.        Financial Statements

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

     This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.


     Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of each Policy will vary with the investment experience of these options.


     You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.


THE VARIABLE LIFE ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:



[ADV_CAP_MAN_STACKED_LOGO]

SECURIAN FUNDS TRUST
-  SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
-  SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
-  SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
-  SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
-  SFT ADVANTUS MONEY MARKET FUND
-  SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
-  SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES

-  SFT IVY(SM) GROWTH FUND*


-  SFT IVY(SM) SMALL CAP GROWTH FUND*

-  SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
-  SFT T. ROWE PRICE VALUE FUND

* 'IVY' IS THE SERVICE MARK OF IVY FUNDS DISTRIBUTOR, INC., AN AFFILIATE OF THE WADDELL & REED INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISOR.


[AB_K_LOGO]

AB VARIABLE PRODUCTS SERIES FUND, INC.

-  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES



[AM_CENTURY_K_LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-  VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[AMERICAN FUNDS LOGO_K_V2]
AMERICAN FUNDS INSURANCE SERIES(R)
-  GLOBAL BOND FUND(SM) -- CLASS 2 SHARES
-  GLOBAL GROWTH FUND(SM) -- CLASS 2 SHARES
-  GLOBAL SMALL CAPITALIZATION FUND(SM) -- CLASS 2 SHARES
-  GROWTH FUND(SM) -- CLASS 2 SHARES
-  GROWTH-INCOME FUND(SM) -- CLASS 2 SHARES
-  INTERNATIONAL FUND(SM) -- CLASS 2 SHARES
-   NEW WORLD FUND(R) -- CLASS 2 SHARES
-  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND(SM) -- CLASS 2 SHARES

[FIDELITY_INVST_K_LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
-  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
-  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN_TEMPLE_INVST_LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-  FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
-  FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
-  FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
-  TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[GOLD_SACHS_LOGO_K]

GOLDMAN SACHS VARIABLE INSURANCE TRUST
-  GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[IBBOTSON_ALLO_K_LOGO]

ALPS VARIABLE INVESTMENT TRUST
-  IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
SHARES*
-  IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-  IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-  IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-  IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
SHARES*

* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS.

[INVESCO_K_2015]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-  INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
-  INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
-  INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
-  INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
-  INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES



[IVY_FUNDS_VIP_K]

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
-  IVY FUNDS VIP ASSET STRATEGY
-  IVY FUNDS VIP BALANCED
-  IVY FUNDS VIP CORE EQUITY

-  IVY FUNDS VIP GLOBAL GROWTH

-  IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-  IVY FUNDS VIP HIGH INCOME
-  IVY FUNDS VIP INTERNATIONAL CORE EQUITY

-  IVY FUNDS VIP MICRO CAP GROWTH

-  IVY FUNDS VIP MID CAP GROWTH
-  IVY FUNDS VIP SCIENCE AND TECHNOLOGY
-  IVY FUNDS VIP SMALL CAP VALUE
-  IVY FUNDS VIP VALUE

[JANUS_K_LOGO]

JANUS ASPEN SERIES
-  BALANCED PORTFOLIO -- SERVICE SHARES
-  FORTY PORTFOLIO -- SERVICE SHARES
-  OVERSEAS PORTFOLIO -- SERVICE SHARES
-  PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[MFS_LOGO_2013_K]

MFS(R) VARIABLE INSURANCE TRUST

-  MID CAP GROWTH SERIES -- SERVICE CLASS




MFS(R) VARIABLE INSURANCE TRUST II


-  INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS


[MSIM_LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-  MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[NB_BLK_LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-  NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO --
   S CLASS SHARES

[OFI_LOGO_SMALL_BLACK]

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-  MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES

-  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES


[PIMCO_2014_43K]

PIMCO VARIABLE INSURANCE TRUST
-  PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
-  PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[PUTNAM_INVEST_K_2010_LOGO]

PUTNAM VARIABLE TRUST
-  PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
-  PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
-  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
-  PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
-  PUTNAM VT VOYAGER FUND -- CLASS IB SHARES


      PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:

            -  are not guaranteed to achieve their goals;
            -  are not federally insured;
            -  are not endorsed by any bank or government agency; and
            -  are subject to risks, including loss of the amount invested.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      THE POLICY HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      [MINNESOTALIFE LOGO]

      400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
      PH 651/665-3500 - HTTP:/WWW.MINNESOTALIFE.COM



      DATED: MAY 1, 2015

               (This page has been left blank intentionally.)

TABLE OF CONTENTS

       SUMMARY OF BENEFITS AND RISKS                                                                      1

       GENERAL DESCRIPTIONS                                                                               8
             Minnesota Life Insurance Company                                                             8
             Variable Life Account                                                                        8
             The Funds                                                                                    8
             Additions, Deletions or Substitutions                                                       14
             The Guaranteed Principal Account                                                            15
             Payments Made by Underlying Mutual Funds                                                    16

       DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY                          17
             Adjustable Life Insurance                                                                   17
             Policy Adjustments                                                                          18
             Applications and Policy Issue                                                               21
             Policy Premiums                                                                             22
             Actual Cash Value                                                                           26
             Death Benefit Options                                                                       30
             Policy Loans                                                                                32
             Surrender                                                                                   34
             Free Look                                                                                   35
             Policy Charges                                                                              35
             Other Policy Provisions                                                                     38
             Additional Benefits                                                                         41

       OTHER MATTERS                                                                                     41
             Federal Tax Status                                                                          41
             Voting Rights                                                                               48
             Compensation Paid for the Sale Of Policies                                                  49
             Legal Proceedings                                                                           50
             Registration Statement                                                                      51

       SPECIAL TERMS                                                                                     52

       APPENDIX A -- EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT CHARGE
          COMPUTATION                                                                                    53

       STATEMENT OF ADDITIONAL INFORMATION                                                               54


               (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

      The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life insurance policy called VAL Horizon. The Policy combines both life insurance protection and the potential for accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged. This Policy is no longer issued after December 31, 2013.


      WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

      The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within ten days after you receive it.


      WHAT IS THE GUARANTEED PLAN OF INSURANCE?

      For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have guaranteed insurance coverage for 40 years, with premiums payable for seven years; or insurance coverage for life, with premiums payable for 30 years. See "Adjustable Life Insurance."


      WHAT MAKES THE POLICY "ADJUSTABLE"?

      The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."

      The maximum plan of insurance available is one where the Policy becomes paid up after the payment of five annual premiums. The minimum plan of insurance that we offer at original issue is a plan that provides guaranteed insurance coverage for ten years (if the insured's age at issue is 45 or less) with premiums payable for ten years. A protection plan of insurance guarantees insurance coverage and a scheduled premium level, for a specified number of years, always less than for whole life. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element.

      At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

      For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up. In addition to scheduled premiums, the Policy affords you the flexibility to pay unscheduled or "non-repeating premiums."


      WHAT MAKES THE POLICY "VARIABLE"?

      The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

      Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."


      WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

      The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

      The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values. The death benefit will vary only if necessary to satisfy the definition of life insurance. The Protection Option provides a variable death benefit equal to the guaranteed death benefit plus the policy value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased actual cash values. See "Death Benefit Options."


      DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

      Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 100 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."


      WHAT ARE SOME OF THE RISKS OF THE POLICY?

      There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. You should carefully review each Fund prospectus before purchasing the policy. See "Actual Cash Value."

      If you allocate net premiums or policy value to the guaranteed principal account, we will credit those net premiums or policy value with a rate of interest we declare, but you assume the risk that the rate of interest may decrease, although it will never be lower than an annual rate of 4 percent.

      There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

      You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

      There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

      There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

      Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

      The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

      The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

      SUMMARY FEE TABLES


      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.



      TRANSACTION FEES

      This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

                  CHARGE                         WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
          Sales Charge                       Upon first year premium            Maximum of 44 percent of first
                                             payment and for the first year     year premium(2)
                                             after a premium increase(1)

          Premium Charge                     Upon premium payment               Maximum of 6 percent of
                                                                                premium in all years(3)

          Additional Face Amount             Upon first year premium            Maximum of $5 per $1,000 of
          Charge                             payment and for the first year     face amount(2)
                                             after a face amount increase(1)

          Policy Adjustment Transaction      At policy adjustment for           $25
          Charge(4)                          changes in premium, face
                                             amount, plan of insurance, and
                                             death benefit option

          Partial Surrender Transaction      At partial surrender               Lesser of $25 or 2 percent of
          Charge                                                                partial surrender amount

          Transfer Transaction Charge        At transfer of cash values         Maximum of $25, currently
                                                                                $10(5)

          Returned Check Transaction         When a check is returned           $25
          Charge

          Sub-standard Risk Charge           Upon premium payment               Maximum of $381.80 and
                                                                                minimum of $0.14 per $1,000
                                                                                of face amount annually.

                                                                                The charge for a representative
                                                                                male nonsmoker age 30 would
                                                                                be $1.67 per $1,000 of face
                                                                                amount annually(6)

          Exchange Administrative            At issue of an internal            $200
          Charge                             exchange


      (1) First Year Premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

      (2) The charge only applies to base premium up to that which provides level premium and face amount for life.

      (3) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge is currently 3 percent on non-repeating premiums. See "Special Terms."

      (4)  See "Policy Adjustments."

      (5)  Currently, no transfer transaction charge is assessed.


      (6) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy.


            PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

                  CHARGE                         WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
          Cost of Insurance Charge(1)        Monthly                            Maximum of $83.33 and
          (1980 CSO)                                                            minimum of $0.01 per $1,000
                                                                                of net amount at risk(2)

                                                                                The charge for a representative
                                                                                male nonsmoker preferred risk
                                                                                age 30 would be $0.04 per
                                                                                $1,000 of net amount at risk(2)

          Cost of Insurance Charge(1)        Monthly                            Maximum of $83.33 and
          (2001 CSO)                                                            minimum of $0.01 per $1,000
                                                                                of net amount at risk(2)

                                                                                The charge for a representative
                                                                                male nonsmoker preferred risk
                                                                                age 30 would be $0.04 per
                                                                                $1,000 of net amount at risk(2)

          Monthly Policy Charge              Monthly                            Maximum of $10 plus $0.03
                                                                                per $1,000 of face amount;
                                                                                currently $8 plus $0.02 per
                                                                                $1,000 of face amount for the
                                                                                1980 CSO policy, and $10 plus
                                                                                $0.02 per $1,000 of face amount
                                                                                for the 2001 CSO policy.

          Mortality and Expense Risk         Daily                              An annual rate of 0.50 percent
          Charge                                                                of average daily net assets of
                                                                                Variable Life Account

          Net Policy Loan Interest Charge    Annually and upon policy           The net loan interest we charge
                                             adjustment                         depends upon how long the
                                                                                policy has been in force. For
                                                                                policies in force less than ten
                                                                                years, we charge an annual net
                                                                                loan interest amount of 1.0
                                                                                percent. For policies in force
                                                                                more than ten years, we charge
                                                                                an annual net loan interest
                                                                                amount of 0.25 percent.(3)


                   CHARGE                            WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
           Additional Agreements:
             a)  Waiver of Premium              Upon premium payment                   a)  Maximum of $11.24 and
                 Agreement                                                                 minimum of $0.12 per
                                                                                           $1,000 of face amount
                                                                                           annually

                                                                                           The charge for a
                                                                                           representative male
                                                                                           nonsmoker age 30 would
                                                                                           be $0.30 per $1,000 of
                                                                                           face amount annually(4)

             b)  Inflation Agreement            Annually                               b)  $8 annually

             c)  Face Amount Increase           Upon premium payment                   c)  Maximum of $2.29 and
                  Agreement                                                                Agreement minimum of
                                                                                           $0.65 per $1,000 of
                                                                                           agreement coverage
                                                                                           annually

                                                                                           The charge for a
                                                                                           representative male age 7
                                                                                           would be $0.87 per
                                                                                           $1,000 of agreement
                                                                                           coverage annually(5)

             d)   Business Continuation         Upon premium payment                   d)  Maximum of $35.04 and
                  Agreement                                                                minimum of $0.10 per
                                                                                           $1,000 of agreement
                                                                                           coverage annually

                                                                                           The charge for a
                                                                                           representative male and
                                                                                           female both nonsmokers
                                                                                           age 40 would be $0.10 per
                                                                                           $1,000 of agreement
                                                                                           coverage annually(6)

             e)   Family Term Agreement         Upon premium payment                   e)  $5 per $1,000 of
                                                                                           agreement coverage
                                                                                           annually

             f)   Early Values Agreement        Upon premium payment                   f)  11.11 percent of base
                                                                                           policy premium


      (1) The minimum and maximum cost of insurance charge will remain the same for Policies issued prior to October 31, 2008 using the 1980 Commissioners Standard Ordinary Mortality (1980 CSO) Tables and those issued after October 31, 2008 using the 2001 Commissioners Standard Ordinary Mortality (2001 CSO) Tables. The maximum cost of insurance charges will occur at later ages for Policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. Increases in face amount for Policies issued prior to October 31, 2008 will use the 1980 CSO Tables for purposes of applying the minimum and maximum cost of insurance charges.

      (2)  Net amount at risk is defined as death benefit minus policy value.
           (i) This charge varies by the age and underwriting class of the insured as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular insured.
           (iii) More information regarding these charges for a specific insured are available upon request to us.

      (3) We charge interest on policy loans, but we also credit interest on the loan account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross annual loan interest rate charged of 4.0 percent and the interest credited on loan account values which is an annual rate of 3.0 percent for policies held less than ten years and an annual rate of 3.75 percent for policies held for more than ten years. See "Policy Loan Interest."


      (4) The charge varies by the age and underwriting class of the insured.



      (5)  Varies by the age of the insured.



      (6)  Varies by the ages and underwriting classes of the applicants.


                      TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS


      This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2014. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.



                                 CHARGE                                                 MINIMUM       MAXIMUM
        Total Annual Portfolio Operating Expenses(1)(2)(3)                                0.46%        1.95%


      (1) The total annual portfolio operating expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.

      (2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


      (3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2014 was 0.48 percent, resulting in a net annual portfolio company operating expense of 1.47 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.

GENERAL DESCRIPTIONS

      MINNESOTA LIFE INSURANCE COMPANY

      We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

      Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.


      VARIABLE LIFE ACCOUNT

      On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

      We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


      The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.



      THE FUNDS

      Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a

      Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

      NOTE: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.



             FUND NAME                                                         INVESTMENT ADVISER
      ----------------------------------------------------------------  ---------------------------------

      AB VARIABLE PRODUCTS SERIES FUND, INC.:

      International Value                                               AllianceBernstein L.P.
      Portfolio - Class B
      Shares

      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

      Invesco V.I. American                                             Invesco Advisers, Inc.
      Value Fund - Series II
      Shares

      Invesco V.I. Comstock                                             Invesco Advisers, Inc.
      Fund - Series II Shares



      Invesco V.I. Equity and                                           Invesco Advisers, Inc.
      Income Fund - Series II
      Shares

      Invesco V.I. Growth and                                           Invesco Advisers, Inc.
      Income Fund - Series II
      Shares

      Invesco V.I. Small Cap                                            Invesco Advisers, Inc.
      Equity Fund - Series II
      Shares

      ALPS VARIABLE INVESTMENT TRUST (IBBOTSON):

      Ibbotson Aggressive                                               ALPS Advisors, Inc., SUB-ADVISER:
      Growth ETF Asset                                                  Ibbotson Associates, Inc.
      Allocation Portfolio -
      Class II Shares

      Ibbotson Balanced ETF                                             ALPS Advisors, Inc., SUB-ADVISER:
      Asset Allocation                                                  Ibbotson Associates, Inc.
      Portfolio - Class II
      Shares

      Ibbotson Conservative                                             ALPS Advisors, Inc., SUB-ADVISER:
      ETF Asset Allocation                                              Ibbotson Associates, Inc.
      Portfolio - Class II
      Shares

      Ibbotson Growth ETF                                               ALPS Advisors, Inc., SUB-ADVISER:
      Asset Allocation                                                  Ibbotson Associates, Inc.
      Portfolio - Class II
      Shares

      Ibbotson Income and                                               ALPS Advisors, Inc., SUB-ADVISER:
      Growth ETF Asset                                                  Ibbotson Associates, Inc.
      Allocation Portfolio -
      Class II Shares


                                                                                             INVESTMENT
             FUND NAME                                                                        OBJECTIVE
      ----------------------------------------------------------------  ---------------------------------------------------------

      AB VARIABLE PRODUCTS SERIES FUND, INC.:

      International Value                                               The Portfolio's investment objective is long-term growth
      Portfolio - Class B                                               of capital.
      Shares

      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

      Invesco V.I. American                                             To provide above-average total return over a market cycle
      Value Fund - Series II                                            of three to five years by investing in common stocks and
      Shares                                                            other equity securities.

      Invesco V.I. Comstock                                             Seeks capital growth and income through investments in
      Fund - Series II Shares                                           equity securities, including common stocks, preferred
                                                                        stocks and securities convertible into common and
                                                                        preferred stocks.

      Invesco V.I. Equity and                                           The funds investment objectives are both capital
      Income Fund - Series II                                           appreciation and current income.
      Shares

      Invesco V.I. Growth and                                           Seeks long-term growth of capital and income.
      Income Fund - Series II
      Shares

      Invesco V.I. Small Cap                                            The fund's investment objective is long-term growth of
      Equity Fund - Series II                                           capital.
      Shares

      ALPS VARIABLE INVESTMENT TRUST (IBBOTSON):

      Ibbotson Aggressive                                               Seeks to provide investors with capital appreciation.
      Growth ETF Asset
      Allocation Portfolio -
      Class II Shares

      Ibbotson Balanced ETF                                             Seeks to provide investors with capital appreciation and
      Asset Allocation                                                  some current income.
      Portfolio - Class II
      Shares

      Ibbotson Conservative                                             Seeks to provide investors with current income and
      ETF Asset Allocation                                              preservation of capital.
      Portfolio - Class II
      Shares

      Ibbotson Growth ETF                                               Seeks to provide investors with capital appreciation.
      Asset Allocation
      Portfolio - Class II
      Shares

      Ibbotson Income and                                               Seeks to provide investors with current income and
      Growth ETF Asset                                                  capital appreciation.
      Allocation Portfolio -
      Class II Shares



             FUND NAME                                              INVESTMENT ADVISER
      -----------------------------------------------------  --------------------------------

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

      VP Income & Growth                                     American Century Investment
      Fund - Class II Shares                                 Management, Inc.

      AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

      VP Inflation Protection                                American Century Investment
      Fund - Class II Shares                                 Management, Inc.

      AMERICAN FUNDS INSURANCE SERIES(R)

      Global Bond Fund(SM) -                                 Capital Research and Management
      Class 2 Shares                                         Company


      Global Growth Fund(SM) -                               Capital Research and Management
      Class 2 Shares                                         Company

      Global Small                                           Capital Research and Management
      Capitalization Fund(SM) -                              Company
      Class 2 Shares

      Growth Fund(SM) -                                      Capital Research and Management
      Class 2 Shares                                         Company

      Growth-Income                                          Capital Research and Management
      Fund(SM) - Class 2 Shares                              Company

      International Fund(SM) -                               Capital Research and Management
      Class 2 Shares                                         Company

      New World Fund(R) -                                    Capital Research and Management
      Class 2 Shares                                         Company

      U.S. Government/AAA-                                   Capital Research and Management
      Rated Securities                                       Company
      Fund(SM) - Class 2 Shares

      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

      Equity-Income                                          Fidelity Management & Research
      Portfolio - Service                                    Company (FMR) is the fund's
      Class 2 Shares                                         manager. FMR Co., Inc. and other
                                                             affiliates of FMR serve as sub-
                                                             advisers for the fund.

      Mid Cap Portfolio -                                    Fidelity Management & Research
      Service Class 2 Shares                                 Company (FMR) is the fund's
                                                             manager. FMR Co., Inc. and other
                                                             affiliates of FMR serve as sub-
                                                             advisers for the fund.

      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

      Franklin Mutual Shares                                 Franklin Mutual Advisers, LLC
      VIP Fund - Class 2
      Shares


      Franklin Small Cap                                     Franklin Advisory Services, LLC
      Value VIP Fund -
      Class 2 Shares


                                                                                  INVESTMENT
             FUND NAME                                                             OBJECTIVE
      -----------------------------------------------------  -----------------------------------------------------------

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

      VP Income & Growth                                     The fund seeks capital growth by investing in common
      Fund - Class II Shares                                 stocks. Income is a secondary objective.

      AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

      VP Inflation Protection                                The fund pursues long-term total return using a strategy
      Fund - Class II Shares                                 that seeks to protect against U.S. inflation.

      AMERICAN FUNDS INSURANCE SERIES(R)

      Global Bond Fund(SM) -                                 The fund's investment objective is to provide you, over
      Class 2 Shares                                         the long term, with a high level of total return consistent with prudent investment management.

      Global Growth Fund(SM) -                               The fund's investment objective is to provide you with
      Class 2 Shares                                         long-term growth of capital.

      Global Small                                           The fund's investment objective is to provide you with
      Capitalization Fund(SM) -                              long-term growth of capital.
      Class 2 Shares

      Growth Fund(SM) -                                      The fund's investment objective is to provide you with
      Class 2 Shares                                         growth of capital.

      Growth-Income                                          The fund's investment objectives are to achieve long-term
      Fund(SM) - Class 2 Shares                              growth of capital and income.

      International Fund(SM) -                               The fund's investment objective is to provide you with
      Class 2 Shares                                         long-term growth of capital.

      New World Fund(R) -                                    The fund's investment objective is long-term capital
      Class 2 Shares                                         appreciation.

      U.S. Government/AAA-                                   The fund's investment objective is to provide a high level
      Rated Securities                                       of current income consistent with preservation of capital.
      Fund(SM) - Class 2 Shares

      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

      Equity-Income                                          Seeks reasonable income. The fund will also consider the
      Portfolio - Service                                    potential for capital appreciation. The fund's goal is to
      Class 2 Shares                                         achieve a yield which exceeds the composite yield on the
                                                             securities comprising the Standard & Poor's 500(SM) Index
                                                             (S&P 500(R)).

      Mid Cap Portfolio -                                    Seeks long-term growth of capital.
      Service Class 2 Shares




      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

      Franklin Mutual Shares                                 Seeks capital appreciation, with income as a secondary
      VIP Fund - Class 2                                     goal. Under normal market conditions, the fund invests
      Shares                                                 primarily in U.S. and foreign equity securities that the
                                                             investment manager believes are undervalued.

      Franklin Small Cap                                     Seeks long-term total return. Under normal market
      Value VIP Fund -                                       conditions, the fund invests at least 80% of its net assets
      Class 2 Shares                                         in investments of small capitalization companies.



             FUND NAME                                 INVESTMENT ADVISER
      ----------------------------------------  --------------------------------
      Franklin Small-Mid Cap                    Franklin Advisers, Inc.
      Growth VIP Fund -
      Class 2 Shares


      Templeton Developing                      Templeton Asset Management Ltd.
      Markets VIP Fund -
      Class 2 Shares


      GOLDMAN SACHS VARIABLE INSURANCE TRUST:

      Goldman Sachs High                        Goldman Sachs Asset Management,
      Quality Floating Rate                     L.P.
      Fund - Service Shares

      IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

      Ivy Funds VIP Asset                       Waddell & Reed Investment
      Strategy                                  Management Company

      Ivy Funds VIP Balanced                    Waddell & Reed Investment
                                                Management Company

      Ivy Funds VIP Core                        Waddell & Reed Investment
      Equity                                    Management Company

      Ivy Funds VIP Global                      Waddell & Reed Investment
      Growth                                    Management Company

      Ivy Funds VIP Global                      Waddell & Reed Investment
      Natural Resources                         Management Company SUB-ADVISER:
                                                Mackenzie Financial Corporation

      Ivy Funds VIP High                        Waddell & Reed Investment
      Income                                    Management Company

      Ivy Funds VIP                             Waddell & Reed Investment
      International Core                        Management Company
      Equity

      Ivy Funds VIP Micro                       Waddell & Reed Investment
      Cap Growth                                Management Company SUB-ADVISER:
                                                Wall Street Associates, LLC

      Ivy Funds VIP Mid Cap                     Waddell & Reed Investment
      Growth                                    Management Company

      Ivy Funds VIP Science                     Waddell & Reed Investment
      and Technology                            Management Company

      Ivy Funds VIP Small                       Waddell & Reed Investment
      Cap Value                                 Management Company

      Ivy Funds VIP Value                       Waddell & Reed Investment
                                                Management Company

      JANUS ASPEN SERIES:

      Balanced Portfolio -                      Janus Capital Management LLC
      Service Shares

      Forty Portfolio - Service                 Janus Capital Management LLC
      Shares


                                                                    INVESTMENT
             FUND NAME                                               OBJECTIVE
      ----------------------------------------  -----------------------------------------------------------
      Franklin Small-Mid Cap                    Seeks long-term capital growth. Under normal market
      Growth VIP Fund -                         conditions, the fund invests at least 80% of its net assets
      Class 2 Shares                            in investments of small capitalization and mid-
                                                capitalization companies.

      Templeton Developing                      Seeks long-term capital appreciation. Under normal
      Markets VIP Fund -                        market conditions, the fund invests at least 80% of its net
      Class 2 Shares                            assets in emerging markets investments.


      GOLDMAN SACHS VARIABLE INSURANCE TRUST:

      Goldman Sachs High                        Seeks to provide a high level of current income, consistent
      Quality Floating Rate                     with low volatility of principal.
      Fund - Service Shares

      IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

      Ivy Funds VIP Asset                       To seek to provide total return.
      Strategy

      Ivy Funds VIP Balanced                    To seek to provide total return through a combination of
                                                capital appreciation and current income.

      Ivy Funds VIP Core                        To seek to provide capital growth and appreciation.
      Equity

      Ivy Funds VIP Global                      To seek to provide growth of capital.
      Growth

      Ivy Funds VIP Global                      To seek to provide capital growth and appreciation.
      Natural Resources


      Ivy Funds VIP High                        Seeks to provide total return through a combination of
      Income                                    high current income and capital appreciation.

      Ivy Funds VIP                             To seek to provide capital growth and appreciation.
      International Core
      Equity

      Ivy Funds VIP Micro                       To seek to provide growth of capital.
      Cap Growth


      Ivy Funds VIP Mid Cap                     To seek to provide growth of capital.
      Growth

      Ivy Funds VIP Science                     To seek to provide growth of capital.
      and Technology

      Ivy Funds VIP Small                       To seek to provide capital appreciation.
      Cap Value

      Ivy Funds VIP Value                       To seek to provide capital appreciation.


      JANUS ASPEN SERIES:

      Balanced Portfolio -                      Seeks long-term capital growth, consistent with
      Service Shares                            preservation of capital and balanced by current income.

      Forty Portfolio - Service                 Seeks long-term growth of capital.
      Shares



             FUND NAME                                    INVESTMENT ADVISER
      -------------------------------------------  ---------------------------------
      Overseas Portfolio -                         Janus Capital Management LLC
      Service Shares

      Perkins Mid Cap Value                        Janus Capital Management LLC
      Portfolio - Service                          SUB-ADVISER: Perkins Investment
      Shares                                       Management LLC

      MFS(R) VARIABLE INSURANCE TRUST:

      Mid Cap Growth                               Massachusetts Financial Services
      Series - Service Class                       Company


      MFS(R) VARIABLE INSURANCE TRUST II:

      MFS(R) International                         MFS
      Value Fund - Service
      Class

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

      Neuberger Berman                             Neuberger Berman Management
      AMT Socially                                 LLC SUB-ADVISER: Neuberger
      Responsive Portfolio -                       Berman, LLC
      S Class Shares

      OPPENHEIMER VARIABLE ACCOUNT FUNDS:

      Main Street Small Cap                        OppenheimerFunds, Inc.
      Fund(R)/VA - Service
      Shares

      Oppenheimer                                  OFI Global Asset Management, Inc.
      International Growth                         SUB-ADVISER: OppenheimerFunds,
      Fund/VA - Service                            Inc.
      Shares



      PIMCO VARIABLE INSURANCE TRUST:

      PIMCO VIT Low                                Pacific Investment Management
      Duration Portfolio -                         Company LLC ("PIMCO")
      Advisor Class Shares

      PIMCO VIT Total                              Pacific Investment Management
      Return Portfolio -                           Company LLC ("PIMCO")
      Advisor Class Shares

      PUTNAM VARIABLE TRUST:

      Putnam VT Equity                             Putnam Investment Management,
      Income Fund - Class IB                       LLC
      Shares

      Putnam VT Growth and                         Putnam Investment Management,
      Income Fund - Class IB                       LLC
      Shares

      Putnam VT                                    Putnam Investment Management,
      International Equity                         LLC
      Fund - Class IB Shares


                                                                      INVESTMENT
             FUND NAME                                                 OBJECTIVE
      -------------------------------------------  ------------------------------------------------------------
      Overseas Portfolio -                         Seeks long-term growth of capital.
      Service Shares

      Perkins Mid Cap Value                        Seeks capital appreciation.
      Portfolio - Service
      Shares

      MFS(R) VARIABLE INSURANCE TRUST:

      Mid Cap Growth                               The fund's investment objective is to seek capital
      Series - Service Class                       appreciation. The fund's objective may be changed
                                                   without shareholder approval.

      MFS(R) VARIABLE INSURANCE TRUST II:

      MFS(R) International                         To seek capital appreciation.
      Value Fund - Service
      Class

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

      Neuberger Berman                             The fund seeks long-term growth of capital by investing
      AMT Socially                                 primarily in securities of companies that meet the Fund's
      Responsive Portfolio -                       financial criteria and social policy.
      S Class Shares

      OPPENHEIMER VARIABLE ACCOUNT FUNDS:

      Main Street Small Cap                        The fund seeks capital appreciation.
      Fund(R)/VA - Service
      Shares

      Oppenheimer                                  Seeks long-term growth of capital by investing under
      International Growth                         normal circumstances, at least 65% of its total assets in
      Fund/VA - Service                            equity securities of issuers that are domiciled or that have
      Shares                                       primary operations in at least three different countries
                                                   outside the United States and may invest 100% of its total assets in foreign companies.

      PIMCO VARIABLE INSURANCE TRUST:

      PIMCO VIT Low                                Seeks maximum total return, consistent with
      Duration Portfolio -                         preservation of capital and prudent investment
      Advisor Class Shares                         management.

      PIMCO VIT Total                              Seeks maximum total return, consistent with
      Return Portfolio -                           preservation of capital and prudent investment
      Advisor Class Shares                         management.

      PUTNAM VARIABLE TRUST:

      Putnam VT Equity                             Seeks capital growth and current income.
      Income Fund - Class IB
      Shares

      Putnam VT Growth and                         Seeks capital growth and current income.
      Income Fund - Class IB
      Shares

      Putnam VT                                    Seeks capital appreciation.
      International Equity
      Fund - Class IB Shares



             FUND NAME                                 INVESTMENT ADVISER
      ----------------------------------------  ------------------------------------
      Putnam VT Multi-Cap                       Putnam Investment Management,
      Growth Fund - Class IB                    LLC
      Shares

      Putnam VT Voyager                         Putnam Investment Management,
      Fund - Class IB Shares                    LLC

      SECURIAN FUNDS TRUST:

      SFT Advantus Bond                         Advantus Capital Management, Inc.
      Fund - Class 2 Shares


      SFT Advantus                              Advantus Capital Management, Inc.
      Index 400 Mid-Cap
      Fund - Class 2 Shares


      SFT Advantus                              Advantus Capital Management, Inc.
      Index 500 Fund -
      Class 2 Shares


      SFT Advantus                              Advantus Capital Management, Inc.
      International Bond                        SUB-ADVISER: Franklin Advisers, Inc.
      Fund - Class 2 Shares

      SFT Advantus Money                        Advantus Capital Management, Inc.
      Market Fund

      SFT Advantus Mortgage                     Advantus Capital Management, Inc.
      Securities Fund -
      Class 2 Shares

      SFT Advantus Real                         Advantus Capital Management, Inc.
      Estate Securities Fund -
      Class 2 Shares

      SFT Ivy(SM) Growth Fund                   Advantus Capital Management, Inc.
                                                SUB-ADVISER: Waddell & Reed
                                                Investment Management Company

      SFT Ivy(SM) Small Cap                     Advantus Capital Management, Inc.
      Growth Fund                               SUB-ADVISER: Waddell & Reed
                                                Investment Management Company

      SFT Pyramis(R) Core                       Advantus Capital Management, Inc.
      Equity Fund - Class 2                     SUB-ADVISER: Pyramis Global
      Shares                                    Advisors, LLC

      SFT T. Rowe Price                         Advantus Capital Management, Inc.
      Value Fund                                SUB-ADVISER: T. Rowe Price
                                                Associates, Inc.

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

      Morgan Stanley UIF                        Morgan Stanley Investment
      Emerging Markets                          Management Inc.
      Equity Portfolio -
      Class II Shares


                                                                     INVESTMENT
             FUND NAME                                                OBJECTIVE
      ----------------------------------------  ------------------------------------------------------------
      Putnam VT Multi-Cap                       Seeks long-term capital appreciation.
      Growth Fund - Class IB
      Shares

      Putnam VT Voyager                         Seeks capital appreciation.
      Fund - Class IB Shares

      SECURIAN FUNDS TRUST:

      SFT Advantus Bond                         Seeks as high a level of a long-term total rate of return as
      Fund - Class 2 Shares                     is consistent with prudent investment risk. The Portfolio
                                                also seeks preservation of capital as a secondary objective.

      SFT Advantus                              Seeks investment results generally corresponding to the
      Index 400 Mid-Cap                         aggregate price and dividend performance of the publicly
      Fund - Class 2 Shares                     traded common stocks that comprise the Standard &
                                                Poor's 400 MidCap Index (the S&P 400).

      SFT Advantus                              Seeks investment results that correspond generally to the
      Index 500 Fund -                          price and yield performance of the common stocks
      Class 2 Shares                            included in the Standard & Poor's 500 Composite Stock
                                                Price Index (the S&P 500).

      SFT Advantus                              Seeks to maximize current income, consistent with the
      International Bond                        protection of principal.
      Fund - Class 2 Shares

      SFT Advantus Money                        Seeks maximum current income to the extent consistent
      Market Fund                               with liquidity and the preservation of capital.(1)

      SFT Advantus Mortgage                     Seeks a high level of current income consistent with
      Securities Fund -                         prudent investment risk.
      Class 2 Shares

      SFT Advantus Real                         Seeks above average income and long-term growth of
      Estate Securities Fund -                  capital.
      Class 2 Shares

      SFT Ivy(SM) Growth Fund                   Seeks to provide growth of capital.



      SFT Ivy(SM) Small Cap                     Seeks to provide growth of capital.
      Growth Fund


      SFT Pyramis(R) Core                       Seeks long-term capital appreciation.
      Equity Fund - Class 2
      Shares

      SFT T. Rowe Price                         Seeks to provide long-term capital appreciation by
      Value Fund                                investing in common stocks believed to be undervalued.
                                                Income is a secondary objective.

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

      Morgan Stanley UIF                        Seeks long-term capital appreciation by investing
      Emerging Markets                          primarily in growth-oriented equity securities of issuers
      Equity Portfolio -                        in emerging market countries.
      Class II Shares


      (1) Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.


      ADDITIONS, DELETIONS OR SUBSTITUTIONS

      We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

      We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

      We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

      We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

      The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

      THE GUARANTEED PRINCIPAL ACCOUNT

      The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

      Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

      This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

      GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

      You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

      GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account. We guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

      We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

      Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

      PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

      We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life
      Account.

      In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

      We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us (or our affiliates), and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us. We also took these payments into consideration when we determined the amount of any asset credit that we pay. See "Actual Cash Value - Discussion of Asset
      Credit."

      We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY


      ADJUSTABLE LIFE INSURANCE

      This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF THE PREMIUM, FACE AMOUNT AND DEATH BENEFIT OPTION, WE WILL CALCULATE THE GUARANTEED PLAN OF INSURANCE.

      GENERALLY SPEAKING, AS LONG AS PREMIUMS ARE PAID AS PLANNED, A PLAN OF INSURANCE REFERS TO THE PERIOD DURING WHICH INSURANCE IS GUARANTEED AND THE PERIOD DURING WHICH YOU HAVE PLANNED TO PAY PREMIUMS. In defining the guaranteed plan of insurance, we use certain assumptions for mortality, expenses and investment returns. The TABULAR VALUE represents what the policy value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs.

      Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

      FLEXIBILITY Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance.

      Whole life insurance plans provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.

      Protection insurance plans provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for a specified period. These two periods may not be the same.

      At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

      The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of five annual premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.

      Examples of whole life plans include Policies which become paid up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up.

      The lowest annual base premium allowed for any plan of insurance is $300; for insureds age 0 to 15, the minimum is $150. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years, as described in the table below:


                                                                   MINIMUM PLAN
                                     ISSUE AGE                      (IN YEARS)
                                 ----------------                 --------------
                                        46                               9
                                        47                               8
                                        48                               7
                                        49                               6
                                        50                               5
                                        51                               4
                                   52 or greater                         3

      This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $25,000; if the insured is age 0 to 15, the minimum face amount is $10,000.


      POLICY ADJUSTMENTS

      Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT, THE DEATH BENEFIT OPTION OR YOUR SCHEDULED PREMIUM. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

      Changes in premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further scheduled base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. Adjustments may be made singly or in combination with one another.

      When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of actual cash value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust your Policy so that the base premium is zero. An adjustment providing for no further scheduled base premium is also referred to as a "stop premium" mode and is described in "Avoiding Lapse" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

      IN COMPUTING A NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "TABULAR VALUE" OR 75 PERCENT OF THE POLICY'S "POLICY VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the

      Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. IF 75 PERCENT OF THE POLICY VALUE IS LESS THAN THE TABULAR VALUE, USING THE TABULAR VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

      Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

      On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

      All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, scheduled premium, plan of insurance and attained age.

      Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

      RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

          (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Inflation Agreement.

          (2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300; if the insured is age 0 to 15, the minimum is $150.

          (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.

          (4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.

          (5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than five years or to age 100, if less.

          (6) After an adjustment involving a face amount or premium increase, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment. If the insured's age at adjustment is over age 45, the minimum plan of protection will be less than ten years from the date of adjustment, as described in the table below.


                                                                     NUMBER OF
                                  ADJUSTMENT AGE                       YEARS
                                 ----------------                 --------------
                                        46                               9
                                        47                               8
                                        48                               7
                                        49                               6
                                        50                               5
                                        51                               4
                                   52 or greater                         3

           (7) An adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary.

           (8)   After any adjustment, other than those described in (6) and
                 (7), the Policy must provide insurance to the later of: (a) the next policy anniversary at or after one year from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue was over age 45, the minimum plan of protection will be less than ten years, as described in the table below.


                                                                     NUMBER OF
                                     ISSUE AGE                         YEARS
                                 ----------------                 --------------
                                        46                               9
                                        47                               8
                                        48                               7
                                        49                               6
                                        50                               5
                                        51                               4
                                   52 or greater                         3

      PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the Policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

      We may also require evidence of insurability to change underwriting classification or to add additional agreements.

      CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the selling expenses anticipated for any change resulting in an increase in premium, we will assess a sales charge on any increase in premium on adjustment. We will also assess an additional face amount charge on any increase in face amount. See "Policy Charges." Limiting the sales charge and the additional face amount charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

      The chart below illustrates the effect of certain policy adjustments:

                              ADJUSTMENT                                              EFFECT
          Decrease the face amount and keep premiums            The guaranteed period of coverage will
          the same                                              generally be longer
                                 OR                                                    OR
          Keep the face amount the same and increase            The premium payment period will generally be
          premiums                                              shorter
                                 OR
          Keep the face amount and premiums the same,
          and switch from the Protection Option to the
          Cash Option

          Increase the face amount and keep premiums            The guaranteed period of coverage will
          the same                                              generally be shorter
                                 OR                                                    OR
          Keep the face amount the same and decrease            The premium paying period will generally be
          premiums                                              longer
                                 OR
          Keep the face amount and premiums the same,
          and switch from the Cash Option to the
          Protection Option


      APPLICATIONS AND POLICY ISSUE

      This Policy is no longer issued after December 31, 2013. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policyowner's reference. Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $25,000 and we require an annual base premium on each Policy of at least $300. If the insured is age 0 to 15, the minimum face amount is $10,000 and the minimum premium is $150. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." The Policy must be issued on an insured no more than age 90. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

      If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

      If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 28 days after the issue date. We have determined 28 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

      In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

      When the Policy is issued, the face amount, premium, and a listing of any additional agreements are stated on the policy information pages of the policy form, page 1.


      POLICY PREMIUMS

      The Policies have a level scheduled premium payable for a specified period or until the Policy becomes paid up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

      The initial premium required for a Policy was determined based on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy.


      All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.


      Scheduled premiums on the Policy are payable for a specified period on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

      Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

      Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

      In rare circumstances, if we receive and allocate your premium before its due date, your Policy could either i) fail to qualify as life insurance or ii) could become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from failing to qualify as life insurance or becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its


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
      due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.


      You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.securianservice.com. Policyowners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after a Policy adjustment. If we exercise this right, we will allocate net premiums to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


      We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction.

      NON-REPEATING PREMIUMS The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the scheduled premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount.

      Non-repeating premium payments may be made in one of two ways; (i) you can make a payment at any time or (ii) if you would like to make payments on a scheduled basis, we will bill annually, semi-annually or quarterly for non-repeating premiums. In order to have billed non-repeating premiums, a Policy must have a total annual premium of at least $2,400 and the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

      We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.

      The payment of a non-repeating premium may have Federal income tax consequences. See "Federal Tax Status." To prevent your policy from failing to qualify as life insurance or becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

      If mandated under applicable law, we may be required to reject a scheduled premium or non-repeating premium. We may also be required to provide information about you and your account to government regulators.

      PAID-UP POLICIES A POLICY IS PAID UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE FOR THE LIFE OF THE INSURED. We may or may not accept additional premiums. However, the actual cash value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

      We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

      LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

      As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds.

      If a Policy covers an insured in a sub-standard risk class, you must continue to pay the portion of the scheduled premium equal to the charge for such risk even if the Policy is on stop premium. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period will cause the Policy to lapse.

      If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid up and all scheduled premiums had been paid.

      If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If we do not receive the payment within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

      If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on (1) the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued prior to October 31, 2008 and (2) the 2001 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued subsequent to October 31, 2008. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

      We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

      You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

      REINSTATEMENT At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

           (1)   your written request to reinstate the Policy;

           (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

           (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per year compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 5 percent per year compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

      Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See "Federal Tax Status".

      AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium with an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional policy charges. Automatic premium loans for the long term are generally not advantageous.

      You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will determine a new plan of insurance based on the face amount and death benefit option and the assumption that no further premiums will be paid.

      The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is provided only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a guaranteed period of coverage. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

      There are also other differences which you should consider. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

      If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode is more complicated since the period of guaranteed coverage under the extended term option will be different from that under the stop premium mode. When you are making this decision you should ask us what these periods are.


      ACTUAL CASH VALUE

      The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account. The actual cash value equals the value of the guaranteed principal account and the value of the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

      Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are paid when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.


      Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our internet eService Center at www.securianservice.com.


      The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We credit interest on the guaranteed principal account actual cash value of your Policy daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

      We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

      Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the policy is surrendered or extended term insurance is purchased.

      Each month we may contribute an amount to your actual cash value in each subaccount or in the guaranteed principal account, known as an asset credit. The asset credit on an annual basis equals the following amounts:
      (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to 0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.

      Our decision to provide asset credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues we receive from investment advisers to the underlying funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that we and our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying funds.

      The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

      The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

           (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus


           (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by


           (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

      We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. In general, the net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time).

      Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your actual cash value, namely the Monthly Policy Charge and the Cost of Insurance Charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, and the existence of policy loans.

      TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

      WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A
      SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250.    If
      the actual cash value in an account is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is no charge for transfers.


      Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.securianservice.com.


      Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

      With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

      The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account in a policy year may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year.

      Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

      MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

      We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

      We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

           - the dollar amount of the transfer(s);

           - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

           - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

           - the number of transfers in the previous calendar quarter;

           - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

      In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

      In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the Portfolios.

      In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent trading activity at any time without prior notice.

      None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.


      DEATH BENEFIT OPTIONS

      The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. At no time will the death benefit be less than the minimum death benefit required so that the Policy qualifies as a life insurance policy under the guideline premium test of Section 7702 of the Internal Revenue Code.

      CASH OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           (1) the face amount on the insured's date of death; or

           (2) a specified "age limitation percentage," (shown below), multiplied by the policy value on the insured's date of death.

      Under the Cash Option, your death benefit remains level unless the limitation percentage multiplied by the policy value is greater than the face amount; then the death benefit will vary as the policy value varies.

      The limitation percentage is the minimum percentage of policy value we must pay as the death benefit under federal tax requirements. It is based on the age of the insured at the beginning of each policy


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
      year. The following table indicates the limitation percentages for the guideline premium test for different ages:

                                  AGE LIMITATION                          PERCENTAGE
                                  --------------         --------------------------------------------
                                   40 and under                              250%
                                     41 to 45               250% minus 7% for each age over age 40
                                     46 to 50               215% minus 6% for each age over age 45
                                     51 to 55               185% minus 7% for each age over age 50
                                     56 to 60               150% minus 4% for each age over age 55
                                     61 to 65               130% minus 2% for each age over age 60
                                     66 to 70               l20% minus 1% for each age over age 65
                                     71 to 75               115% minus 2% for each age over age 70
                                     76 to 90                                105%
                                     91 to 95               105% minus 1% for each age over age 90
                                     96 to 121                               100%

      If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the policy value will increase our risk, and we will increase the cost of insurance we assess from the policy value.

      CASH OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Cash Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250 percent of the policy value, any time the policy value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 face amount. Every additional $100 added to the policy value above $40,000 will increase the death benefit by $250.

      Similarly, so long as the policy value exceeds $40,000, every $100 taken out of the policy value will reduce the death benefit by $250. If at any time the policy value multiplied by the limitation percentage is less than the face amount, the death benefit will equal the face amount of the Policy.

      PROTECTION OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           (1) the face amount plus the policy value on the insured's date of death; or

           (2) the limitation percentage (described above) multiplied by the policy value on the insured's date of death.

      Under the Protection Option, the death benefit always varies as the policy value varies. The Protection Option is only available until the policy anniversary nearest the insured's age 100; at that time we will convert the death benefit option to the Cash Option.

      PROTECTION OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Protection Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the policy value. Thus, a Policy with a policy value of $60,000 will generally have a death benefit of $160,000 ($100,000 + $60,000). The death benefit, however, must be at least 250 percent of the policy value. As a result, if the policy value of the Policy exceeds $66,666, the death benefit will be greater than the face amount plus the policy value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of policy value above $66,666 will increase the death benefit by $250.

      Similarly, any time the policy value exceeds $66,666, every $100 taken out of policy value will reduce the death benefit by $250. If at any time, the policy value multiplied by the limitation percentage is less than the face amount plus the policy value, then the death benefit will be the face amount plus the policy value of the Policy.

      CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy performance.

      You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."


      POLICY LOANS

      You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 100 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."

      The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policyowners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

      When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account in the separate account on a pro-rata basis. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. Except in those cases where the policy owner elects to take a loan against 100 percent of the cash value, a policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan value.

      The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. Policy loans that equal 100 percent of the policy value will immediately cause your policy value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE AND THERE MAY BE ADVERSE TAX CONSEQUENCES; SEE "FEDERAL TAX STATUS." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

      POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

      Policy loan interest is due:

           - on the date of the death of the insured

           - on a policy adjustment, surrender, lapse, a policy loan transaction

           - on each policy anniversary.


      Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.


      We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions for the allocation of net premiums.

      Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more (including the period any previous Policy was in effect if that previous Policy issued by us was exchanged for this Policy), we will credit your loan at a rate which is equal to the policy loan rate minus
      0.25 percent per year.

      Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period following the premium due date. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

      POLICY LOAN REPAYMENTS If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

      We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis.

      Loan repayments reduce your loan account by the amount of the loan repayment.

      A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.


      SURRENDER

      You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value plus asset credits and minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

      We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. The maximum partial surrender is 90 percent of the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

      We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

      On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account of the separate account on a pro-rata basis. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

      We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or non-repeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

      FREE LOOK

      It is important to us that you are satisfied with any policy adjustments to increase the premium. If your policy is adjusted and the adjustment results in an increased premium, you may return the Policy within 10 days of receiving the policy adjustment. If you return the Policy, the requested premium increase adjustment will be cancelled. We will send you a refund of any additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.


      POLICY CHARGES

      PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a non-repeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and charges for additional agreements are deducted from the premium to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Factors that we consider when categorizing a risk as sub-standard risk include: a dangerous avocation or occupation, medical conditions, family history of disease, bad driving record, high-risk personal habits (e.g. drug use), obesity, high blood pressure or high levels of cholesterol. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."

      From base premiums we deduct a sales charge, an additional face amount charge and a premium charge.

          (1) The SALES CHARGE consists of a deduction from each premium of up to 44 percent. The sales charge applies only to base premiums, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a sales charge is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. In other words, the amount of any base premium in excess of this amount will not be subject to the sales charge.

                Only adjustments that involve an increase in base premium in excess of the highest base premium ever paid on the Policy will result in an additional sales charge being assessed on that increase in premium. If any adjustment occurs during a period when a sales charge is being collected and the adjustment results in an increase in base premium, an additional sales charge, not to exceed 44 percent of the increase in base premium, will be added to the uncollected portion of the sales charge that was being collected prior to the adjustment. This total amount of sales charge will then be collected during the 12-month period following the adjustment.

                If any adjustment occurs during the 12-month period when a sales charge is being collected and the adjustment does not result in an increase in base premium, a portion or all of the remaining sales charge will be collected during the 12-month period following the adjustment.

                For examples of how we compute the sales charge and the additional face amount charge, see Appendix A.

                The sales charge is designed to compensate us for some of the distribution expenses incurred with respect to the Policies. (Additional distribution expenses are covered by all or a portion of the premium charge described below.) The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge or the premium charge, we will recover them from our other assets or surplus including profits from the mortality and expense risk charge.

          (2) The ADDITIONAL FACE AMOUNT CHARGE is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The additional face amount charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records.

          (3) The PREMIUM CHARGE of 6 percent is deducted from each base premium. This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.

      NON-REPEATING PREMIUMS    Non-repeating premiums are currently subject to
      a premium charge of 3 percent. We do not assess a sales charge or an additional face amount charge against non-repeating premiums.

      ACTUAL CASH VALUE CHARGES    In addition to deductions from premiums and
      non-repeating premiums, we assess from the actual cash value of a Policy a monthly policy charge, the cost of insurance charge and transaction charges. These charges are as follows:

          (1) The MONTHLY POLICY CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records we create and maintain for your Policy. The monthly policy charge is $8 plus $.02 per $1,000 of face amount for policies issued using the 1980 CSO Tables and $10 plus $0.02 per $1,000 of face amount for policies using the 2001 CSO Tables. We can increase this charge, but it will never exceed $10 plus $.03 per $1,000 of face amount.

          (2) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The minimum and maximum cost of insurance charge will remain the same for policies issued using the 1980 CSO Tables and for those using the 2001 CSO Tables. The maximum cost of insurance charges will occur at later ages for policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, gender, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy, allocation of policy value and the tobacco use of the insured. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables for policies issued prior to October 31, 2008 and will not exceed the maximum charges for mortality derived from the 2001 Commissioners Standard Ordinary Mortality Tables for policies issued after

                October 31, 2008. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

          (3) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $25 for each policy adjustment (a change in premium, face amount, death benefit option or plan of insurance).

                If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $25 or 2 percent of the amount surrendered.

                We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

                We may also make a charge, not to exceed $25, for each returned check.

      We assess the monthly policy charge and cost of insurance charge against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

      We assess transaction charges against your actual cash value at the time of a policy adjustment, when a transfer is made, or when a check is returned. In the case of a transfer, the charge is assessed against the amount transferred.

      Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if you instruct us in writing, we will assess the monthly policy charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

      SEPARATE ACCOUNT CHARGES    We assess a mortality and expense risk charge
      directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

      PORTFOLIO COMPANY CHARGES    Charges are deducted from and expenses paid
      out of the assets of the Fund Portfolio Companies, as described in the prospectus for those companies.

      CHARGES FOR AGREEMENTS    We assess the following monthly charges for
      supplemental insurance benefits that you may add to your Policy by
      Agreement:

      WAIVER OF PREMIUM AGREEMENT - the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

      INFLATION AGREEMENT - the guaranteed annual charge is $8.00.

      FACE AMOUNT INCREASE AGREEMENT - the minimum guaranteed annual charge is $0.65 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $2.29 per $1,000 of agreement coverage.

      BUSINESS CONTINUATION AGREEMENT - the minimum guaranteed annual charge is $0.10 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $35.04 per $1,000 of agreement coverage.

      FAMILY TERM AGREEMENT - the guaranteed annual charge is $5.00 per $1,000 of agreement coverage.

      EARLY VALUES AGREEMENT - the maximum guaranteed charge is 10 percent of premium.


      OTHER POLICY PROVISIONS

      BENEFICIARY    When we receive proof satisfactory to us of the insured's
      death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

      If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

      You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

      Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

      PAYMENT OF PROCEEDS    The amount payable as death proceeds upon the
      insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

      We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

           (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

           (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

      If mandated under applicable law, we may be required to block a Policy Owner's account and thereby refuse to process any request for transfer, surrender, partial surrender, policy loan or death benefit proceeds, until instructions are received from the appropriate regulator. We may also be required to provide information about you and your account to government regulators.

      SETTLEMENT OPTIONS    The proceeds of a Policy will be payable if the
      Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. In general, we will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

      We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

      The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

      You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

      Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.


      OPTION 1 -- INTEREST PAYMENTS

      We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.


      OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

      We will make payments for a specified number of years.


      OPTION 3 -- LIFE INCOME

      We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.



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      OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

      We will pay a specified amount until the proceeds and interest are fully paid.

      If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

      The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

      ASSIGNMENT    The Policy may be assigned. The assignment must be in
      writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

      MISSTATEMENT OF AGE OR GENDER    If the insured's age or gender has been
      misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age or gender.

      INCONTESTABILITY    After a Policy has been in force during the insured's
      lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.

      SUICIDE    If the insured, whether sane or insane, dies by suicide,
      within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

      REPORTS    At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

      ABANDONED PROPERTY REQUIREMENTS.    Every state has unclaimed property
      laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state


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      is obligated to pay the Death Benefit proceeds (without interest) if your
      Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, to make such changes.


      ADDITIONAL BENEFITS

      You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

      WAIVER OF PREMIUM AGREEMENT    The Waiver of Premium Agreement requires
      an additional premium and provides for the payment of policy premium in the event of the insured's disability.

      INFLATION AGREEMENT    The Inflation Agreement requires an additional
      premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.

      FACE AMOUNT INCREASE AGREEMENT    The Face Amount Increase Agreement
      requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

      BUSINESS CONTINUATION AGREEMENT    The Business Continuation Agreement
      requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

      FAMILY TERM RIDER    The Family Term Rider requires an additional premium
      and provides a fixed amount of term insurance on children of an insured.

      EXCHANGE OF INSUREDS AGREEMENT    The Exchange of Insureds Agreement
      requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, you should consult a tax advisor about the tax consequences before making such an exchange.

      ACCELERATED BENEFITS AGREEMENT    The Accelerated Benefits Agreement is
      issued without additional premium. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

      EARLY VALUES AGREEMENT    The Early Values Agreement requires an
      additional premium, payable for ten years, and waives a portion of policy charges in the first policy year.

      EXTENDED MATURITY AGREEMENT    The Extended Maturity Agreement requires
      no additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.



OTHER MATTERS

      FEDERAL TAX STATUS

      INTRODUCTION    The discussion of federal taxes is general in nature and
      is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.



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      TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT    We are taxed
      as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

      At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

      In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

      TAX STATUS OF POLICIES    Under Section 7702 of the Code, life insurance
      contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

      However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

      If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

      In rare circumstances, if we receive and allocate your premium before its due date, your Policy will fail to qualify as life insurance. To prevent your Policy from failing to qualify as life insurance, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

      DIVERSIFICATION OF INVESTMENTS    Section 817(h) of the Code authorizes
      the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal


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      income tax purposes. The Variable Life Account, through the Fund and the
      Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

      OWNER CONTROL    In certain circumstances, owners of variable life
      policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

      The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

      The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

      TAX TREATMENT OF POLICY BENEFITS    On the death of the insured, we
      believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

      Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.



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      We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

      A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

      MODIFIED ENDOWMENT CONTRACTS    It should be noted, however, that under
      the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

      Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

      Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

      Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.



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      A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

      The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

      In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

      If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

      Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any non-repeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

      MULTIPLE POLICIES    Under the Code, all modified endowment contracts,
      issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under
      Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

      WITHHOLDING    To the extent Policy distributions are taxable, they are
      generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

      OTHER TAXES    The transfer of the Policy or the designation of a
      beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.



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      The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

      In addition, while we intend for the Policy to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

      OTHER TRANSACTIONS    Changing the Policy owner may have tax
      consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

      REINSTATEMENTS    You may have adverse tax consequences if you request
      that we reinstate your Policy after it has terminated with no cash value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no cash value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.

      BUSINESS USES OF POLICY    The Policies may be used in various
      arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

      EMPLOYER-OWNED LIFE INSURANCE CONTRACTS    The Pension Protection Act of
      2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

      SPLIT DOLLAR ARRANGEMENTS    A tax adviser should also be consulted with
      respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar


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
      insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

      Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

      ALTERNATIVE MINIMUM TAX    There may also be an indirect tax upon the
      income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES    The transfer of
      the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

      Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

      Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

      The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


      For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.




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      The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

      It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.

      TAX SHELTER REGULATIONS.    Prospective owners that are corporations
      should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

      MEDICARE TAX ON INVESTMENT INCOME.    Beginning in 2013, a 3.8% tax may
      be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

      LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.    In Rev. Rul.
      2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

      LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.
        Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

      Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


      VOTING RIGHTS

      We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote.

      We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

          - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

          - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

      In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.


      COMPENSATION PAID FOR THE SALE OF THE POLICIES

      Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

      PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL    Except
      for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to 6.2 percent of the gross premium in policy years two through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to
      4.94 percent in policy years one through ten and up to 1.6 percent thereafter. We may also pay additional compensation of up to 0.14 percent of the actual cash value in policy years two and later. For policies that have the Early Values

      Agreement, commissions of up to 20.0 percent of gross premium in the first year is paid; up to 10.9 percent of the gross premium in years two through ten is paid; and up to 1.6 percent of the gross premium in policy years thereafter is paid.

      In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

      We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

      PAYMENTS TO BROKER-DEALERS    We pay compensation for the sale of the
      Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

      All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.


      LEGAL PROCEEDINGS

      Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

      REGISTRATION STATEMENT

      We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information regarding the Account, Minnesota Life and the Policies.

SPECIAL TERMS

      As used in this prospectus, the following terms have the indicated meanings:

      ACTUAL CASH VALUE:    the value of your interest in the Variable Life
      Account and the value of your interest in the guaranteed principal account under a Policy. Each is valued separately. Actual cash value does not include the loan account.

      ASSET CREDIT:    an amount we may contribute each month to your actual
      cash value in each subaccount or the guaranteed principal account. The asset credit on an annual basis equals the following amounts: (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to 0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.

      BASE PREMIUM:    the premium less any amount deducted from the premium
      for additional benefits and for sub-standard risks.

      CODE:    the Internal Revenue Code of 1986, as amended.

      FUNDS:    the mutual funds or separate investment portfolios within
      series mutual funds which we have designated as an eligible investment for the Variable Life Account.

      GUARANTEED PRINCIPAL ACCOUNT:    the portion of the general account of
      Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

      LOAN ACCOUNT:    the portion of the general account attributable to
      policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

      NON-REPEATING PREMIUM:    a payment made to this Policy in addition to
      its scheduled payments.

      PAID UP:    the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

      POLICY OWNER:    the owner of a Policy.

      POLICY VALUE:    the actual cash value of a Policy plus any policy
      loan.

      POLICY YEAR:    a period of one year beginning with the policy date or a
      policy anniversary.

      PREMIUM:    a scheduled payment required for this Policy.

      PRO-RATA:    a ratio that is derived by dividing a Policy Owner's actual cash value in a subaccount or in the guaranteed principal account by the actual cash value of the Policy.

      VALUATION DATE:    each date on which a Fund Portfolio values its assets.
      Fund Portfolio assets are valued at the end of a Valuation Date (typically 3:00 p.m. Central Time).

      VALUATION PERIOD:    the period between the end of successive valuation
      dates.

      VARIABLE LIFE ACCOUNT:    a separate investment account called the
      Minnesota Life Variable Life Account, composed of sub-accounts. The investment experience of its assets is kept separate from our other assets.

      WE, OUR, US:    Minnesota Life Insurance Company.

      YOU, YOUR:    the policy owner.

APPENDIX A

      EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT CHARGE COMPUTATION

      As an example of the method we use to compute sales charge and additional face amount charge, assume a protection plan of insurance guaranteeing coverage for 20 years. This plan results from an annual base premium of $2,000, a face amount of $100,000 and the Cash Option. As base premiums are paid in the first year, we assess the sales charge of 44 percent or $880. In addition, we assess an additional face amount charge of $5 per thousand of face amount or $500.

      Using the example above, the sales charge each month is $73.33. After nine months, we have collected $660 and the uncollected sales charge is $220. Suppose that there is an adjustment at this point that increases the premium from $2,000 to $3,000. The increased premium will be assessed a sales charge of 44 percent, or $440. This will be added to the uncollected sales charge of $220. The total sales charge of $660 will be collected in the 12 months following the adjustment, at $55 per month.

      Alternatively, suppose that the adjustment after nine months decreases the premium from $2,000 to $1,000. The uncollected sales charge of $220 will be reduced in the same proportion as the base premium, 50 percent, to $110, and this sales charge will be collected in the 12 months following the adjustment at $27.50 per month.

      The additional face amount charge will also be recalculated if an adjustment occurs during a period in which it is being collected. Again, using our example, suppose there is an adjustment after nine months; the uncollected additional face amount charge is $125. If the adjustment results in a face amount increase of $100,000, the new additional face amount charge of $500 will be added to the uncollected charge of $125, and the total of $625 will be collected in the 12 months following the adjustment. If the adjustment results in a decrease in face amount, no reduction in the uncollected portion of the additional face amount charge is made. So the remaining $125 will be collected in the 12 months following the adjustment at $10.42 per month.

STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

      Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

      The table of contents for the Statement of Additional Information is as follows:
              General Information and History
              Additional Information About Operation of Contracts and
              Registrant
              Underwriters
              Additional Information About Charges
              Illustrations
              Financial Statements


      Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number     Caption in Prospectus

     15.        Cover Page and Table of Contents

     16.        General Information and History

     17.        Services

     18.        Premiums

     19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

     20.        Underwriters

     21.        Additional Information About Charges

     22.        Lapse and Reinstatement

     23.        Loans

     24.        Financial Statements

     25.        Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                           Gary R. Christensen, Esq.
              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)


                       Statement of Additional Information

          The date of this document and the prospectus is: May 1, 2015


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

      - SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

      -     SECURIAN FUNDS TRUST - IVY(SM) SMALL CAP GROWTH FUND --

                  (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

                  (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

      - SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Except for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to .2 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years. Amounts paid by Minnesota Life to the underwriters of the Policies during 2014, 2013, and 2012, were $16,507,752, $20,428,410, and $22,070,981 respectively, which include amounts paid for other contracts issued through the Variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of a 6 percent Premium Charge and it may also include a first year Sales Charge deduction not to exceed 44 percent. The first year Sales Charge will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. Following the exchange, premium payments will not be subject to a first year Sales Charge or Additional Face Amount Charge on the existing face amount, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or face amount increases pursuant to an additional benefit agreement.

For policies issued prior to October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

For policies issued after October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

d) Increases in Face Amount
An Increase in Face Amount is a policy adjustment and is subject to a $25 transaction charge. An Increase in Face Amount is also subject to an Additional Face Amount Charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS
An illustration is provided for a preferred non-tobacco risk male age 30, with the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO"). The illustration shows the projected actual cash values, death benefits and premiums. The Protection Death Benefit Option is shown. The plan of insurance for the illustration is a protection plan, with an initial face amount of $540,000 and a premium of $4,560. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex smoker-distinct 2001 CSO, as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco-use of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

The amounts shown for the hypothetical cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations are at an annual rate of .50 percent. The investment management fee illustrated is .61 percent and represent the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .12 percent, representing the arithmetic average of the 2014 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represent the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.48 percent, 4.52 percent and 10.52 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this prospectus, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations.

                               2001 CSO VAL HORIZON
                      DEATH BENEFIT OPTION-PROTECTION OPTION
                                MALE ISSUE AGE 30
                              PREFERRED NON-TOBACCO
                         INITIAL FACE AMOUNT -- $540,000

                        $4,560 INITIAL SCHEDULED PREMIUM
                              USING CURRENT CHARGES

                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                              0% GROSS                        6.00% GROSS                  12.00% GROSS
                                            (-1.48% NET)                      (4.52% NET)                  (10.52% NET)

   POL      ATT          BASE          POLICY               DEATH          POLICY         DEATH            POLICY        DEATH
   YR       AGE        PREMIUM         VALUE               BENEFIT         VALUE         BENEFIT            VALUE        BENEFIT
   --       ---        -------       ---------             -------         ------        -------           ------        -------
    1        31          4,560              18             540,000              45       540,000                72          540,000
    2        32          4,560           3,478             540,018           3,743       540,045             4,013          540,072
    3        33          4,560           6,887             543,478           7,610       543,743             8,369          544,013
    4        34          4,560          10,230             546,887          11,635       547,610            13,167          548,369
    5        35          4,560          13,513             550,230          15,831       551,635            18,459          553,167

    6        36          4,560          16,732             553,513          20,201       555,831            24,292          558,459
    7        37          4,560          19,876             556,732          24,741       560,201            30,716          564,292
    8        38          4,560          22,947             559,876          29,464       564,741            37,795          570,716
    9        39          4,560          25,927             562,947          34,356       569,464            45,577          577,795
   10        40          4,560          28,915             565,927          39,526       574,356            54,238          585,577

   15        45          4,560          43,908             581,029          69,965       603,350           114,411          639,852
   20        50          4,560          56,986             594,525         107,125       639,083           213,593          729,578
   25        55          4,560          67,650             605,796         152,235       682,573           377,839          878,019
   30        60          4,560          74,061             613,154         205,174       733,921           650,275        1,124,188
   35        65          4,560          74,230             614,915         265,459       792,963         1,102,439        1,532,910

   40        70          4,560          64,763             607,490         331,046       857,526         1,852,639        2,210,601
   45        75          4,560          41,259             587,577         397,902       924,984         3,099,457        3,337,196
   50        80          4,560               0             545,428         452,798       983,883         5,168,950        5,207,326
   55        85          4,560               0                   0         467,863     1,009,795         8,599,333        8,308,047
   60        90          4,560               0                   0         397,525       961,463        14,264,211       13,544,828

   65        95          4,560               0                   0         183,226       780,195        23,422,713       22,292,302
   70       100          4,560               0                   0               0             0        37,993,273       36,252,975
   75       105          4,560               0                   0               0             0        60,693,262       58,115,234
   80       110          4,560               0                   0               0             0        94,888,379       91,309,140
   85       115          4,560               0                   0               0             0       143,714,817      139,328,920
   90       120          4,560               0                   0               0             0       207,073,210      203,192,682


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                              2001 CSO VAL HORIZON
                     DEATH BENEFIT OPTION-PROTECTION OPTION
                               MALE ISSUE AGE 30
                             PREFERRED NON-TOBACCO
                       INITIAL DEATH BENEFIT -- $540,000

                        $4,560 INITIAL SCHEDULED PREMIUM
                       USING MAXIMUM CONTRACTUAL CHARGES


                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                            0% GROSS                   6.00% GROSS                    12.00% GROSS
                                          (-1.48% NET)                 (4.52% NET)                    (10.52% NET)

  POL      ATT         BASE         POLICY            DEATH          POLICY          DEATH            POLICY           DEATH
   YR      AGE        PREMIUM       VALUE            BENEFIT         VALUE          BENEFIT           VALUE           BENEFIT
  ---      ---        -------       -------          -------         ------         -------           ------          -------
    1       31         4,560             18          540,000             45        540,000                72          540,000
    2       32         4,560          3,476          540,018          3,741        540,045             4,010          540,072
    3       33         4,560          6,881          543,476          7,603        543,741             8,362          544,010
    4       34         4,560         10,219          546,881         11,622        547,603            13,152          548,362
    5       35         4,560         13,495          550,219         15,809        551,622            18,433          553,152

    6       36         4,560         16,706          553,495         20,168        555,809            24,251          558,433
    7       37         4,560         19,840          556,706         24,694        560,168            30,650          564,251
    8       38         4,560         22,900          559,840         29,396        564,694            37,691          570,650
    9       39         4,560         25,866          562,900         34,258        569,396            45,420          577,691
   10       40         4,560         28,748          565,866         39,300        574,258            53,918          585,420

   15       45         4,560         41,546          579,243         67,036        601,174           110,611          637,094
   20       50         4,560         50,969          589,325         98,759        632,035           200,691          719,111
   25       55         4,560         56,503          595,868        134,621        667,254           344,826          850,442
   30       60         4,560         54,698          595,718        171,328        704,017           572,980        1,058,535
   35       65         4,560         41,792          585,670        204,225        738,464           933,927        1,388,117

   40       70         4,560         11,300          558,945        223,833        761,336         1,503,478        1,907,625
   45       75         4,560              0          540,000        219,896        763,147         2,408,339        2,732,066
   50       80         4,560              0          540,000        171,489        726,566         3,848,117        4,044,733
   55       85         4,560              0                0         35,681        612,846         6,131,657        6,127,307
   60       90         4,560              0                0              0              0         9,754,554        9,429,086

   65       95         4,560              0                0              0              0        15,441,240       14,811,178
   70      100         4,560              0                0              0              0        23,959,374       23,086,778
   75      105         4,560              0                0              0              0        36,156,413       35,056,205
   80      110         4,560              0                0              0              0        52,707,207       51,496,000
   85      115         4,560              0                0              0              0        72,943,755       72,177,567
   90      120         4,560              0                0              0              0        91,848,534       93,152,146

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2014, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.
</R

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2014

     (With Report of Independent Registered Public Accounting Firm Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2014

                               TABLE OF CONTENTS

                                                                    PAGE
Independent Registered Public Accounting Firm Report                   1

Statements of Assets, Liabilities, and Policy Owners' Equity           2

Statements of Operations                                              14

Statements of Changes in Net Assets                                   28

Notes to Financial Statements                                         42

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statement of assets, liabilities. and policy owner's equity of the sub-accounts of Minnesota Life Variable Life Account, as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities owned at December 31, 2014 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2015

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN     AM CENTURY     AM CENTURY     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                             VPS INTL     VP INC & GRO   VP INFL PRO    IS GLBL BOND     IS GLBL       IS GLBL SM
                                            VALUE CL B       CL II          CL II           CL 2       GROWTH CL 2      CP CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $      275,220      3,751,031      4,131,133      1,641,512        933,733      1,534,175
Receivable from Minnesota Life for policy
    purchase payments                                 --             --             --             --          1,468            643
Receivable for investments sold                        4          3,159          2,118             60             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                             275,224      3,754,190      4,133,251      1,641,572        935,201      1,534,818
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments
    and mortality and expense charges                  4          3,159          2,118             60             --             --
Payable for investments purchased                     --             --             --             --          1,468            643
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                              4          3,159          2,118             60          1,468            643
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $      275,220      3,751,031      4,131,133      1,641,512        933,733      1,534,175
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $      275,220      3,751,031      4,131,133      1,641,512        933,733      1,534,175

        Investment shares                         20,523        370,655        397,607        140,061         34,203         59,835
        Investments at cost               $      289,214      2,718,276      4,554,902      1,684,867        968,129      1,574,707

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                        AMER FUNDS
                                            AMER FUNDS     AMER FUNDS                    AMER FUNDS       IS US       FIDELITY VIP
                                           IS GROWTH CL    IS GROWTH-     AMER FUNDS       IS NEW      GOVT/AAA CL       EQUITY-
                                                 2          INC CL 2     IS INTL CL 2    WORLD CL 2        2           INCOME SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $    9,090,310      8,512,466      4,130,938     14,934,201        583,196     88,452,623
Receivable from Minnesota Life for policy
    purchase payments                                808             --             --             --             --         23,844
Receivable for investments sold                       --            205          1,255          2,059          2,447             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           9,091,118      8,512,671      4,132,193     14,936,260        585,643     88,476,467
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     --            205          1,255          2,059          2,447             --
Payable for investments purchased                    808             --             --             --             --         23,844
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                            808            205          1,255          2,059          2,447         23,844
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $    9,090,310      8,512,466      4,130,938     14,934,201        583,196     88,452,623
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $    9,090,310      8,512,466      4,130,938     14,934,201        583,196     88,452,623

        Investment shares                        113,857        162,421        203,595        727,079         47,453      3,711,818
        Investments at cost               $    8,631,923      8,116,899      3,808,674     16,229,321        579,714     75,096,236

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                          FRANKLIN DEV     FRANKLIN       FRANKLIN     FRANKLIN SM-     GOLDMAN
                                           FIDELITY VIP   MKTS VIP CL     MUTUAL SHS    SMALL CP VAL     MD CP GR     SACHS VI HQ
                                           MID CAP SC2          2          VIP CL 2       VIP CL 2       VIP CL 2      FLT RT SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $   57,882,694     30,222,667     12,142,796      5,627,393     24,146,039      2,050,998
Receivable from Minnesota Life for policy
    purchase payments                                 --             --             --          2,707             --             --
Receivable for investments sold                   66,861          8,010         11,205             --         29,475             12
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          57,949,555     30,230,677     12,154,001      5,630,100     24,175,514      2,051,010
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                 66,861          8,010         11,205             --         29,475             12
Payable for investments purchased                     --             --             --          2,707             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         66,861          8,010         11,205          2,707         29,475             12
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $   57,882,694     30,222,667     12,142,796      5,627,393     24,146,039      2,050,998
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $   57,882,694     30,222,667     12,142,796      5,627,393     24,146,039      2,050,998

        Investment shares                      1,571,191      3,285,072        537,292        252,123      1,024,874        195,893
        Investments at cost               $   46,270,606     30,232,658      8,369,396      5,151,371     20,705,553      2,083,904

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IBBOTSON       IBBOTSON       IBBOTSON                      IBBOTSON      INVESCO VI
                                            AGGRESSIVE      BALANCED     CONSERVATIVE     IBBOTSON       INCOME &      AMER VALUE
                                            GRWTH ETF2        ETF2          ETF2        GROWTH ETF2    GROWTH ETF2       SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $   10,160,326      7,397,469      2,375,899     12,133,457      1,492,380      2,064,096
Receivable from Minnesota Life for policy
    purchase payments                                490             --             --             --             --            676
Receivable for investments sold                       --          1,057            194            878            371             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          10,160,816      7,398,526      2,376,093     12,134,335      1,492,751      2,064,772
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     --          1,057            194            878            371             --
Payable for investments purchased                    490             --             --             --             --            676
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                            490          1,057            194            878            371            676
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $   10,160,326      7,397,469      2,375,899     12,133,457      1,492,380      2,064,096
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $   10,160,326      7,397,469      2,375,899     12,133,457      1,492,380      2,064,096

        Investment shares                        869,147        646,067        211,756      1,091,138        131,256        104,511
        Investments at cost               $    8,630,466      6,972,959      2,410,781     11,029,669      1,418,178      1,936,195

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI      IVY VIP
                                           COMSTOCK SR    EQUITY & INC     GROWTH &     SM CAP EQTY       ASSET         IVY VIP
                                                II           SR II        INC SR II        SR II         STRATEGY       BALANCED
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $    5,969,917      1,750,446        282,994      2,759,252     53,272,682    126,128,760
Receivable from Minnesota Life for policy
    purchase payments                              3,986             --             --             --          1,015          1,632
Receivable for investments sold                       --          9,834              4             10             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           5,973,903      1,760,280        282,998      2,759,262     53,273,697    126,130,392
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     --          9,834              4             10             --             --
Payable for investments purchased                  3,986             --             --             --          1,015          1,632
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          3,986          9,834              4             10          1,015          1,632
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $    5,969,917      1,750,446        282,994      2,759,252     53,272,682    126,128,760
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $    5,969,917      1,750,446        282,994      2,759,252     53,272,682    126,128,760

        Investment shares                        312,889         92,813         11,279        120,124      4,901,657     12,372,357
        Investments at cost               $    4,529,090      1,545,746        272,568      2,331,041     50,070,208    106,958,172

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                        IVY VIP
                                           IVY VIP CORE   IVY VIP GLBL   IVY VIP HIGH   IVY VIP INTL   IVY VIP INTL    MICRO CAP
                                              EQUITY      NATURAL RES       INCOME      CORE EQUITY       GROWTH         GROWTH
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $   16,694,427      6,225,728     13,812,067    162,899,976     10,973,407     21,471,051
Receivable from Minnesota Life for policy
    purchase payments                                 --             --             --             --            819             --
Receivable for investments sold                   51,808          4,151            902         98,022             --          4,841
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          16,746,235      6,229,879     13,812,969    162,997,998     10,974,226     21,475,892
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                 51,808          4,151            902         98,022             --          4,841
Payable for investments purchased                     --             --             --             --            819             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         51,808          4,151            902         98,022            819          4,841
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $   16,694,427      6,225,728     13,812,067    162,899,976     10,973,407     21,471,051
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $   16,694,427      6,225,728     13,812,067    162,899,976     10,973,407     21,471,051

        Investment shares                      1,177,638      1,317,698      3,586,991      9,051,407      1,240,648        803,278
        Investments at cost               $   14,462,976      7,114,064     14,720,911    159,392,815     10,084,329     16,948,332

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP
                                           IVY VIP MID     SCIENCE &      SMALL CAP       IVY VIP      JANUS ASPEN    JANUS ASPEN
                                            CAP GROWTH        TECH          VALUE          VALUE       BALANCED SS      FORTY SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $    4,061,535     14,392,214     65,263,162     69,995,951      8,216,053     48,180,766
Receivable from Minnesota Life for policy
    purchase payments                                 --             --             --             --         67,702             --
Receivable for investments sold                      401         70,097         51,187         31,809             --         26,168
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           4,061,936     14,462,311     65,314,349     70,027,760      8,283,755     48,206,934
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                    401         70,097         51,187         31,809             --         26,168
Payable for investments purchased                     --             --             --             --         67,702             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                            401         70,097         51,187         31,809         67,702         26,168
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $    4,061,535     14,392,214     65,263,162     69,995,951      8,216,053     48,180,766
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $    4,061,535     14,392,214     65,263,162     69,995,951      8,216,053     48,180,766

        Investment shares                        374,525        575,155      3,629,744      9,475,815        249,198      1,228,788
        Investments at cost               $    3,522,222     12,135,607     53,248,593     57,201,668      7,355,033     42,514,819

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                           MFS VIT
                                                          JANUS ASPEN      MID CAP      MORGSTANLEY    NEUBERGERBE    OPPENHEIMER
                                           JANUS ASPEN    PERK MID CP     GROWTH SER     UIF EMG MK      RMAN SOC     INTL GROW VA
                                           OVERSEAS SS       VAL SS           SS          EQ CL 2       RESP S CL          SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $   60,633,887      4,009,588      1,567,737      5,424,152      1,696,878     31,698,194
Receivable from Minnesota Life for policy
    purchase payments                                 --             --          1,810             --             --             --
Receivable for investments sold                   39,293            335             --            329         11,108          4,340
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          60,673,180      4,009,923      1,569,547      5,424,481      1,707,986     31,702,534
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                 39,293            335             --            329         11,108          4,340
Payable for investments purchased                     --             --          1,810             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         39,293            335          1,810            329         11,108          4,340
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $   60,633,887      4,009,588      1,567,737      5,424,152      1,696,878     31,698,194
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $   60,633,887      4,009,588      1,567,737      5,424,152      1,696,878     31,698,194

        Investment shares                      1,921,835        218,031        185,971        389,386         70,910     13,207,581
        Investments at cost               $   75,336,003      3,722,185      1,285,089      5,648,526      1,499,963     28,886,999

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                            MS SM CAP     LOW DUR PORT   TOTAL RETURN      EQUITY       GROWTH AND    INTER EQ CL
                                              VA SS          ADV CL         ADV CL      INCOME CL IB    INC CL IB          IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $    1,298,734      6,261,708     21,088,924      6,094,093        912,351      6,230,479
Receivable from Minnesota Life for policy
    purchase payments                             57,024          4,010             --          3,202             --             --
Receivable for investments sold                       --             --         17,811             --            146          2,696
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           1,355,758      6,265,718     21,106,735      6,097,295        912,497      6,233,175
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     --             --         17,811             --            146          2,696
Payable for investments purchased                 57,024          4,010             --          3,202             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         57,024          4,010         17,811          3,202            146          2,696
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $    1,298,734      6,261,708     21,088,924      6,094,093        912,351      6,230,479
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $    1,298,734      6,261,708     21,088,924      6,094,093        912,351      6,230,479

        Investment shares                         49,457        591,844      1,882,940        269,889         34,929        472,006
        Investments at cost               $    1,289,888      6,339,802     21,353,827      4,634,111        807,751      4,862,898

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                            SFT            SFT
                                            PUTNAM VT      PUTNAM VT         SFT          ADVANTUS       ADVANTUS         SFT
                                            MULTI-CAP      VOYAGER CL      ADVANTUS      INDEX 400     INDEX 500 CL  ADVANTUS INTL
                                            GRO CL IB          IB         BOND CL 2       MC CL 2            2         BOND CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $    1,220,213      3,723,292    103,055,002     81,826,132    250,191,418     29,694,260
Receivable from Minnesota Life for policy
    purchase payments                                 --             --            948             --             --             --
Receivable for investments sold                       78         56,506             --         71,091          3,233         13,424
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           1,220,291      3,779,798    103,055,950     81,897,223    250,194,651     29,707,684
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     78         56,506             --         71,091          3,233         13,424
Payable for investments purchased                     --             --            948             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                             78         56,506            948         71,091          3,233         13,424
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $    1,220,213      3,723,292    103,055,002     81,826,132    250,191,418     29,694,260
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $    1,220,213      3,723,292    103,055,002     81,826,132    250,191,418     29,694,260

        Investment shares                         35,399         67,647     48,689,902     22,819,682     32,825,421     11,976,940
        Investments at cost               $    1,160,311      3,173,104     77,409,854     41,961,571    129,157,185     23,279,255

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT            SFT            SFT
                                             ADVANTUS       ADVANTUS       ADVANTUS                      SFT IVY      SFT PYRAMIS
                                              MONEY       MORTGAGE CL    REAL ESTATE      SFT IVY       SMALL CAP     CORE EQUITY
                                              MARKET           2             CL 2          GROWTH         GROWTH          CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at net asset value            $   25,380,544     35,682,512     57,694,153    274,104,240    105,792,773     74,293,350
Receivable from Minnesota Life for policy
    purchase payments                                 --             --         19,044             --             --             --
Receivable for investments sold                   71,333          1,730             --         35,800         81,271         60,944
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          25,451,877     35,684,242     57,713,197    274,140,040    105,874,044     74,354,294
                                          -------------- -------------- -------------- -------------- -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                 71,333          1,730             --         35,800         81,271         60,944
Payable for investments purchased                     --             --         19,044             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         71,333          1,730         19,044         35,800         81,271         60,944
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to policy
            owners                        $   25,380,544     35,682,512     57,694,153    274,104,240    105,792,773     74,293,350
                                          ============== ============== ============== ============== ============== ==============

        Total policy owners' equity       $   25,380,544     35,682,512     57,694,153    274,104,240    105,792,773     74,293,350

        Investment shares                     25,393,012     19,739,025     14,256,171     24,358,397      9,786,399      6,675,504
        Investments at cost               $   25,393,012     29,158,783     34,624,278    243,692,618     97,891,408     66,788,827

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                                December 31, 2014

                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------
                                            SFT T. ROWE
                                            PRICE VALUE      TOTALS
                                          -------------- --------------
Assets
Investments at net asset value            $   87,180,685  2,214,772,439
Receivable from Minnesota Life for policy
    purchase payments                                 --        191,828
Receivable for investments sold                  128,771      1,078,843
                                          -------------- --------------
        Total assets                          87,309,456  2,216,043,110
                                          -------------- --------------

Liabilities
Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                128,771      1,078,843
Payable for investments purchased                     --        191,828
                                          -------------- --------------
        Total liabilities                        128,771      1,270,671
                                          -------------- --------------
        Net assets applicable to policy
            owners                        $   87,180,685  2,214,772,439
                                          ============== ==============

        Total policy owners' equity       $   87,180,685  2,214,772,439

        Investment shares                      8,045,392
        Investments at cost               $   80,515,001  1,843,745,041

See accompanying notes to financial statements.

                                                                     (Continued)


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY     AMER FUNDS
                                             VPS INTL       VP INC &      VP INFL PRO    VP ULTRA CL    VP VALUE CL   IS GLBL BOND
                                            VALUE CL B      GRO CL II        CL II         II (a)         II (a)          CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $       9,953         56,593         52,885         85,668        150,416         21,328
  Mortality, expense charges and
    administrative charges (note 3)               (1,399)       (15,520)       (20,465)       (60,556)       (50,197)        (8,672)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                 8,554         41,073         32,420         25,112        100,219         12,656
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --             --        102,884             --             --         15,715

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                           29,598        425,149        586,963     37,501,057     32,275,444        552,919
    Cost of investments sold                     (24,227)      (195,017)      (651,526)   (23,570,944)   (20,943,247)      (554,975)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                   5,371        230,132        (64,563)    13,930,113     11,332,197         (2,056)
    Net realized gains (losses) on
      investments                                  5,371        230,132         38,321     13,930,113     11,332,197         13,659

  Net change in unrealized appreciation
    (depreciation) of investments                (35,032)        81,554         39,818    (14,593,448)   (10,327,065)       (19,650)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments            (29,661)       311,686         78,139       (663,335)     1,005,132         (5,991)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $     (21,107)       352,759        110,559       (638,223)     1,105,351          6,665
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS                    AMER FUNDS
                                               IS GLBL      IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS       IS NEW
                                             GROWTH CL 2      CP CL 2           2          INC CL 2     IS INTL CL 2    WORLD CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $      10,601          1,914         70,189        101,903         56,957        157,301
  Mortality, expense charges and
    administrative charges (note 3)               (4,876)       (10,199)       (30,150)       (27,795)       (18,833)       (76,820)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                 5,725         (8,285)        40,039         74,108         38,124         80,481
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        87,647          7,527        369,303        349,884             --      1,503,186

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                          485,609      2,186,444        228,247        249,606        177,625        677,808
    Cost of investments sold                    (401,443)    (1,995,962)      (150,924)      (170,558)      (134,699)      (631,138)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                  84,166        190,482         77,323         79,048         42,926         46,670
    Net realized gains (losses) on
      investments                                171,813        198,009        446,626        428,932         42,926      1,549,856

  Net change in unrealized appreciation
    (depreciation) of investments               (167,327)      (261,456)       (15,935)       (37,656)      (208,269)    (2,968,087)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments              4,486        (63,447)       430,691        391,276       (165,343)    (1,418,231)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $      10,211        (71,732)       470,730        465,384       (127,219)    (1,337,750)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS
                                                IS US      FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FRANKLIN DEV
                                             GOVT/AAA CL    CONTRAFUND       EQUITY-      HIGH INCOME   FIDELITY VIP    MKTS VIP CL
                                                  2          SC 2 (a)      INCOME SC2       SC2 (a)      MID CAP SC2         2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $       6,097             --      2,318,740             --         10,919        485,677
  Mortality, expense charges and
    administrative charges (note 3)               (2,326)      (123,066)      (437,865)        (5,754)      (288,001)      (164,574)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                 3,771       (123,066)     1,880,875         (5,754)      (277,082)       321,103
                                           -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --             --      1,236,346             --      1,375,061             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                           31,621     76,738,866      6,899,903      3,817,175      6,407,457      3,751,462
    Cost of investments sold                     (33,657)   (49,907,820)    (7,576,783)    (3,756,785)    (5,844,915)    (3,841,824)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                  (2,036)    26,831,046       (676,880)        60,390        562,542        (90,362)
    Net realized gains (losses) on
      investments                                 (2,036)    26,831,046        559,466         60,390      1,937,603        (90,362)

  Net change in unrealized appreciation
    (depreciation) of investments                 16,573    (25,686,553)     4,244,391         42,765      1,396,500     (3,167,565)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments             14,537      1,144,493      4,803,857        103,155      3,334,103     (3,257,927)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $      18,308      1,021,427      6,684,732         97,401      3,057,021     (2,936,824)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              FRANKLIN       FRANKLIN     FRANKLIN SM-     FRANKLIN        GOLDMAN       IBBOTSON
                                             MUTUAL SHS    SMALL CP VAL     MD CP GR      VIP LG CAP     SACHS VI HQ    AGGRESSIVE
                                              VIP CL 2       VIP CL 2       VIP CL 2     GRO CL 2 (a)     FLT RT SS     GRWTH ETF2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $     246,913         29,102             --            297          5,851         98,938
  Mortality, expense charges and
    administrative charges (note 3)              (62,489)       (23,836)      (119,474)        (6,617)       (10,048)       (51,233)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net               184,424          5,266       (119,474)        (6,320)        (4,197)        47,705
                                           -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        64,200        350,917      4,623,648             --             --         75,299

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                        2,135,329        526,918      2,465,248      4,181,532        317,824      1,477,392
    Cost of investments sold                  (1,868,042)      (377,816)    (2,321,763)    (2,738,387)      (331,849)    (1,154,038)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                 267,287        149,102        143,485      1,443,145        (14,025)       323,354
    Net realized gains (losses) on
      investments                                331,487        500,019      4,767,133      1,443,145        (14,025)       398,653

  Net change in unrealized appreciation
    (depreciation) of investments                290,737       (489,770)    (3,058,319)    (1,353,652)         6,507        (44,965)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments            622,224         10,249      1,708,814         89,493         (7,518)       353,688
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $     806,648         15,515      1,589,340         83,173        (11,715)       401,393
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                          IBBOTSON
                                             IBBOTSON       IBBOTSON       IBBOTSON       INCOME &      INVESCO VI     INVESCO VI
                                             BALANCED     CONSERVATIVE      GROWTH         GROWTH       AMER FRANCH    AMER VALUE
                                               ETF2           ETF2           ETF2           ETF2         SR II (a)        SR II
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $      84,771         24,135        122,915         17,095             --          2,464
  Mortality, expense charges and
    administrative charges (note 3)              (34,010)        (9,963)       (56,883)        (7,446)        (9,127)        (6,292)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                50,761         14,172         66,032          9,649         (9,127)        (3,828)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       109,515         34,685         26,157         24,913             --        103,541

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                          491,611        142,679      1,243,731        137,813      5,685,950        156,662
    Cost of investments sold                    (412,633)      (140,059)    (1,007,626)      (123,880)    (4,057,593)      (111,665)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                  78,978          2,620        236,105         13,933      1,628,357         44,997
    Net realized gains (losses) on
      investments                                188,493         37,305        262,262         38,846      1,628,357        148,538

  Net change in unrealized appreciation
    (depreciation) of investments                 15,925        (15,552)        83,073         (7,522)    (1,719,250)       (48,403)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments            204,418         21,753        345,335         31,324        (90,893)       100,135
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $     255,179         35,925        411,367         40,973       (100,020)        96,307
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI       IVY VIP
                                            COMSTOCK SR    CORE EQUITY   EQUITY & INC     GROWTH &      SM CAP EQTY       ASSET
                                                II          SR II (a)        SR II        INC SR II        SR II        STRATEGY
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $      62,128             --         22,992          3,050             --        308,597
  Mortality, expense charges and
    administrative charges (note 3)              (28,932)        (1,904)        (7,103)        (1,079)       (13,916)      (310,127)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                33,196         (1,904)        15,889          1,971        (13,916)        (1,530)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --             --         70,912         23,831        251,806      8,179,807

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                        1,248,662      1,334,285        206,052        129,745        681,242     15,246,830
    Cost of investments sold                    (819,766)    (1,020,286)      (159,044)      (116,336)      (453,104)   (11,056,833)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                 428,896        313,999         47,008         13,409        228,138      4,189,997
    Net realized gains (losses) on
      investments                                428,896        313,999        117,920         37,240        479,944     12,369,804

  Net change in unrealized appreciation
    (depreciation) of investments                 23,895       (271,053)       (20,903)       (10,283)      (432,656)   (16,032,088)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments            452,791         42,946         97,017         26,957         47,288     (3,662,284)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $     485,987         41,042        112,906         28,928         33,372     (3,663,814)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              IVY VIP        IVY VIP     IVY VIP GLBL      IVY VIP        IVY VIP     IVY VIP INTL
                                             BALANCED      CORE EQUITY    NATURAL RES    GROWTH (a)     HIGH INCOME    CORE EQUITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $   1,249,615         75,640             --             --        725,949      4,256,094
  Mortality, expense charges and
    administrative charges (note 3)             (643,946)       (77,544)       (32,985)      (327,840)       (50,942)      (846,601)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net               605,669         (1,904)       (32,985)      (327,840)       675,007      3,409,493
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    11,232,776      2,131,034             --             --        108,717     13,220,486

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                       25,166,460      1,982,021      2,626,583    201,806,619      2,652,077     12,448,206
    Cost of investments sold                 (19,317,350)    (1,845,559)    (2,953,855)  (144,219,075)    (2,727,999)    (9,498,890)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                               5,849,110        136,462       (327,272)    57,587,544        (75,922)     2,949,316
    Net realized gains (losses) on
      investments                             17,081,886      2,267,496       (327,272)    57,587,544         32,795     16,169,802

  Net change in unrealized appreciation
    (depreciation) of investments             (8,879,825)      (899,374)      (617,751)   (58,570,373)      (915,904)   (17,841,357)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments          8,202,061      1,368,122       (945,023)      (982,829)      (883,109)    (1,671,555)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $   8,807,730      1,366,218       (978,008)    (1,310,669)      (208,102)     1,737,938
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                             IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP INTL     MICRO CAP     IVY VIP MID     SCIENCE &      SMALL CAP      SMALL CAP
                                              GROWTH         GROWTH       CAP GROWTH        TECH        GROWTH (a)        VALUE
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $     233,273             --             --             --             --         57,267
  Mortality, expense charges and
    administrative charges (note 3)              (55,424)      (112,237)       (19,591)       (74,063)      (153,387)      (321,185)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net               177,849       (112,237)       (19,591)       (74,063)      (153,387)      (263,918)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       951,250      2,991,356        239,034      1,183,293             --      9,842,564

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                        1,474,236      4,978,569        819,441      3,878,234     90,673,600      6,183,349
    Cost of investments sold                  (1,304,901)    (2,639,594)      (688,984)    (2,020,094)   (66,302,913)    (5,482,385)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                 169,335      2,338,975        130,457      1,858,140     24,370,687        700,964
    Net realized gains (losses) on
      investments                              1,120,585      5,330,331        369,491      3,041,433     24,370,687     10,543,528

  Net change in unrealized appreciation
    (depreciation) of investments             (1,243,976)    (5,917,418)       (87,452)    (2,691,462)   (29,967,276)    (6,227,081)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments           (123,391)      (587,087)       282,039        349,971     (5,596,589)     4,316,447
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $      54,458       (699,324)       262,448        275,908     (5,749,976)     4,052,529
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                                        JANUS ASPEN     MFS VIT -
                                              IVY VIP      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP   VALUE SERIES -
                                               VALUE       BALANCED SS     FORTY SS      OVERSEAS SS      VAL SS         SS (a)
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $     735,084        117,697         14,610      2,067,582         51,958             --
  Mortality, expense charges and
    administrative charges (note 3)             (339,899)       (38,736)      (234,728)      (344,856)       (20,708)       (89,324)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net               395,185         78,961       (220,118)     1,722,726         31,250        (89,324)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                     9,104,982        193,446     14,428,091      6,985,011        408,356             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                        5,801,327        959,891      5,654,494      6,740,891      1,018,649     56,873,217
    Cost of investments sold                  (4,143,140)      (842,933)    (3,731,433)    (8,553,916)      (882,907)   (34,835,891)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                               1,658,187        116,958      1,923,061     (1,813,025)       135,742     22,037,326
    Net realized gains (losses) on
      investments                             10,763,169        310,404     16,351,152      5,171,986        544,098     22,037,326

  Net change in unrealized appreciation
    (depreciation) of investments             (4,444,844)       196,298    (12,571,804)   (15,474,457)      (265,626)   (21,422,725)
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments          6,318,325        506,702      3,779,348    (10,302,471)       278,472        614,601
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $   6,713,510        585,663      3,559,230     (8,579,745)       309,722        525,277
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                           MFS VIT        MFS VIT
                                            MFS VIT        MID CAP          NEW        MORGSTANLEY   NEUBERGERBERMAN   OPPENHEIMER
                                          INV GROWTH     GROWTH SER    DISCOVERY SER   UIF EMG MK          SOC          CAP APP VA
                                          SER SS (a)         SS           SS (a)         EQ CL 2        RESP S CL         SS (a)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund               $          --             --             --         15,943            1,322             --
  Mortality, expense charges and
    administrative charges (note 3)            (23,666)        (7,810)       (24,199)       (24,483)          (5,740)        (6,151)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
    Investment income (loss) - net             (23,666)        (7,810)       (24,199)        (8,540)          (4,418)        (6,151)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                          --        176,806             --             --               --             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                     14,924,754        364,784     14,529,694        411,937          380,424      3,786,909
    Cost of investments sold               (10,698,784)      (207,087)   (11,086,247)      (381,746)        (318,090)    (2,292,076)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
                                             4,225,970        157,697      3,443,447         30,191           62,334      1,494,833
    Net realized gains (losses) on
      investments                            4,225,970        334,503      3,443,447         30,191           62,334      1,494,833

  Net change in unrealized appreciation
    (depreciation) of investments           (4,151,663)      (205,700)    (4,648,397)      (309,942)          36,324     (1,521,295)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
    Net gains (losses) on investments           74,307        128,803     (1,204,950)      (279,751)          98,658        (26,462)
                                         -------------  -------------  -------------  -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $      50,641        120,993     (1,229,149)      (288,291)          94,240        (32,613)
                                         =============  =============  =============  =============  ===============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            OPPENHEIMER    OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT
                                            GBL STR INC   INTL GROW VA     MS SM CAP       LOW DUR     TOTAL RETURN      EQUITY
                                             VA SS (a)         SS            VA SS       PORT ADV CL      ADV CL      INCOME CL IB
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $       2,260        219,523          6,376         65,445        434,950         78,808
  Mortality, expense charges and
    administrative charges (note 3)              (15,750)      (125,534)        (4,782)       (31,675)      (102,492)       (24,851)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net               (13,490)        93,989          1,594         33,770        332,458         53,957
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --        468,089        141,512             --             --             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                       10,008,436      1,667,077        476,896      1,323,074      2,210,766        795,853
    Cost of investments sold                 (10,039,333)    (1,476,376)      (421,811)    (1,330,562)    (2,210,193)      (491,667)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                 (30,897)       190,701         55,085         (7,488)           573        304,186
    Net realized gains (losses) on
      investments                                (30,897)       658,790        196,597         (7,488)           573        304,186

  Net change in unrealized appreciation
    (depreciation) of investments                253,409     (2,753,550)       (96,747)       (11,773)       398,834        206,382
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments            222,512     (2,094,760)        99,850        (19,261)       399,407        510,568
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $     209,022     (2,000,771)       101,444         14,509        731,865        564,525
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                                                           SFT
                                             PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT         ADVANTUS
                                            GROWTH AND     INTER EQ CL     MULTI-CAP     VOYAGER CL      ADVANTUS       INDEX 400
                                             INC CL IB         IB          GRO CL IB         IB          BOND CL 2       MC CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $      12,914         60,775          2,687         23,588             --             --
  Mortality, expense charges and
    administrative charges (note 3)               (5,054)       (33,007)        (3,472)       (16,337)      (517,001)      (399,303)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net                 7,860         27,768           (785)         7,251       (517,001)      (399,303)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --             --             --         60,525             --             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                          558,245        622,837        494,235      1,130,870      8,318,519      7,505,093
    Cost of investments sold                    (354,743)      (502,152)      (360,793)      (822,157)    (5,792,820)    (3,502,807)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                 203,502        120,685        133,442        308,713      2,525,699      4,002,286
    Net realized gains (losses) on
      investments                                203,502        120,685        133,442        369,238      2,525,699      4,002,286

  Net change in unrealized appreciation
    (depreciation) of investments               (113,687)      (624,939)       (72,072)      (122,839)     3,768,781      3,067,823
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments             89,815       (504,254)        61,370        246,399      6,294,480      7,070,109
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $      97,675       (476,486)        60,585        253,650      5,777,479      6,670,806
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                SFT                           SFT            SFT            SFT
                                             ADVANTUS          SFT         ADVANTUS       ADVANTUS       ADVANTUS
                                           INDEX 500 CL   ADVANTUS INTL      MONEY       MORTGAGE CL    REAL ESTATE      SFT IVY
                                                 2          BOND CL 2       MARKET            2             CL 2        GROWTH (b)
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                 $          --             --             --             --             --          8,728
  Mortality, expense charges and
    administrative charges (note 3)           (1,185,721)      (153,706)      (130,221)      (180,206)      (271,152)      (904,349)
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Investment income (loss) - net            (1,185,721)      (153,706)      (130,221)      (180,206)      (271,152)      (895,621)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                            --             --             --             --             --             --

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                       17,877,541      3,394,287      7,959,347      3,447,367     10,046,017     17,536,629
    Cost of investments sold                  (8,421,854)    (2,095,298)    (7,959,347)    (2,422,549)    (6,509,749)   (16,323,600)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                               9,455,687      1,298,989             --      1,024,818      3,536,268      1,213,029
    Net realized gains (losses) on
      investments                              9,455,687      1,298,989             --      1,024,818      3,536,268      1,213,029

  Net change in unrealized appreciation
    (depreciation) of investments             19,960,331       (767,503)            --        998,902     10,661,304     30,411,622
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net gains (losses) on investments         29,416,018        531,486             --      2,023,720     14,197,572     31,624,651
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $  28,230,297        377,780       (130,221)     1,843,514     13,926,420     30,729,030
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                   SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------
                                                                SFT PYRAMIS
                                             SFT IVY SMALL    CORE EQUITY CL     SFT T. ROWE
                                             CAP GROWTH (b)        2 (b)       PRICE VALUE (b)        TOTALS
                                            ---------------  ----------------  ----------------  ----------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from
    underlying mutual fund                  $        14,410               583             3,866        15,163,336
  Mortality, expense charges and
    administrative charges (note 3)                (293,239)         (192,552)         (272,219)      (10,846,215)
                                            ---------------  ----------------  ----------------  ----------------
    Investment income (loss) - net                 (278,829)         (191,969)         (268,353)        4,317,121
                                            ---------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                               --                --                --        92,854,112

  Realized gains (losses) on sales of
    investments
    Proceeds from sales                           5,125,029         9,916,222         6,347,558       793,730,722
    Cost of investments sold                     (5,041,337)       (9,280,967)       (6,105,886)     (577,099,014)
                                            ---------------  ----------------  ----------------  ----------------
                                                     83,692           635,255           241,672       216,631,708
                                            ---------------  ----------------  ----------------  ----------------
    Net realized gains (losses) on
      investments                                    83,692           635,255           241,672       309,485,820

  Net change in unrealized appreciation
    (depreciation) of investments                 7,901,365         7,504,523         6,665,685      (186,157,950)
                                            ---------------  ----------------  ----------------  ----------------

    Net gains (losses) on investments             7,985,057         8,139,778         6,907,357       123,327,870
                                            ---------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $     7,706,228         7,947,809         6,639,004       127,644,991
                                            ===============  ================  ================  ================

----------
(a) For the period from January 1, 2014 through May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014.

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY     AMER FUNDS
                                             VPS INTL       VP INC &     VP INFL PRO    VP ULTRA CL    VP VALUE CL    IS GLBL BOND
                                            VALUE CL B     GRO CL II        CL II          II (a)         II (a)          CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $        8,931         38,064         50,065        (35,125)       284,743         (4,792)
   Net realized gains (losses)
     on investments                                2,475        264,372        125,287        961,712       (129,606)         6,330
   Net change in unrealized
     appreciation (depreciation)
     of investments                               17,015        469,406       (582,865)     9,552,311      7,365,503        (29,075)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                28,421        771,842       (407,513)    10,478,898      7,520,640        (27,537)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      153,288        293,321      1,216,491      1,521,496      1,915,165        863,281
   Policy terminations,
     withdrawal payments and
     charges                                     (18,199)      (638,307)    (1,767,887)    (3,611,763)    (3,659,321)      (198,759)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                           135,089       (344,986)      (551,396)    (2,090,267)    (1,744,156)       664,522
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    163,510        426,856       (958,909)     8,388,631      5,776,484        636,985
Net assets at the beginning of
   year                                           82,645      2,383,170      4,849,677     29,354,418     24,974,749        923,693
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      246,155      2,810,026      3,890,768     37,743,049     30,751,233      1,560,678
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $        8,554         41,073         32,420         25,112        100,219         12,656
   Net realized gains (losses)
     on investments                                5,371        230,132         38,321     13,930,113     11,332,197         13,659
   Net change in unrealized
     appreciation (depreciation)
     of investments                              (35,032)        81,554         39,818    (14,593,448)   (10,327,065)       (19,650)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               (21,107)       352,759        110,559       (638,223)     1,105,351          6,665

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       78,907      1,006,677        706,546        356,821        387,208        623,305
   Policy terminations,
     withdrawal payments and
     charges                                     (28,735)      (418,431)      (576,740)   (37,461,647)   (32,243,792)      (549,136)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                            50,172        588,246        129,806    (37,104,826)   (31,856,584)        74,169
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                     29,065        941,005        240,365    (37,743,049)   (30,751,233)        80,834
Net assets at the beginning of
   year                                          246,155      2,810,026      3,890,768     37,743,049     30,751,233      1,560,678
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      275,220      3,751,031      4,131,133             --             --      1,641,512
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS                    AMER FUNDS
                                             IS GLBL       IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS       IS NEW
                                           GROWTH CL 2      CP CL 2            2          INC CL 2     IS INTL CL 2    WORLD CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $        5,713          3,251         11,382         17,050         28,962        125,726
   Net realized gains (losses)
     on investments                               13,006         15,313         59,078         69,744         41,817         95,354
   Net change in unrealized
     appreciation (depreciation)
     of investments                              115,704        179,743        384,036        378,568        412,561      1,177,267
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               134,423        198,307        454,496        465,362        483,340      1,398,347

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      495,140        507,179      1,403,261      1,205,314      1,759,297      1,638,077
   Policy terminations,
     withdrawal payments and
     charges                                     (69,529)       (68,146)      (226,764)      (339,752)      (218,790)      (290,096)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                           425,611        439,033      1,176,497        865,562      1,540,507      1,347,981
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    560,034        637,340      1,630,993      1,330,924      2,023,847      2,746,328
Net assets at the beginning of
   year                                          293,836        526,059      1,031,155      1,121,876      1,409,746     12,293,094
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      853,870      1,163,399      2,662,148      2,452,800      3,433,593     15,039,422
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $        5,725         (8,285)        40,039         74,108         38,124         80,481
   Net realized gains (losses)
     on investments                              171,813        198,009        446,626        428,932         42,926      1,549,856
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (167,327)      (261,456)       (15,935)       (37,656)      (208,269)    (2,968,087)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                10,211        (71,732)       470,730        465,384       (127,219)    (1,337,750)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      553,263      2,625,637      6,174,764      5,828,034        996,010      1,883,828
   Policy terminations,
     withdrawal payments and
     charges                                    (483,611)    (2,183,129)      (217,332)      (233,752)      (171,446)      (651,299)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                            69,652        442,508      5,957,432      5,594,282        824,564      1,232,529
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                     79,863        370,776      6,428,162      6,059,666        697,345       (105,221)
Net assets at the beginning of
   year                                          853,870      1,163,399      2,662,148      2,452,800      3,433,593     15,039,422
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      933,733      1,534,175      9,090,310      8,512,466      4,130,938     14,934,201
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS
                                              IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FRANKLIN DEV
                                           GOVT/AAA CL     CONTRAFUND      EQUITY-      HIGH INCOME    FIDELITY VIP   MKTS VIP CL
                                                2           SC 2 (a)      INCOME SC2      SC2 (a)      MID CAP SC2         2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $          444        231,893      1,428,052        184,008       (117,733)       500,245
   Net realized gains (losses)
     on investments                                2,313        214,190      4,796,216        161,182      7,343,265       (219,616)
   Net change in unrealized
     appreciation (depreciation)
     of investments                               (9,624)    17,610,974     12,651,385       (157,815)     8,746,223       (736,488)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                (6,867)    18,057,057     18,875,653        187,375     15,971,755       (455,859)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      155,773      2,052,525      2,995,492      1,126,568      1,690,080      3,116,278
   Policy terminations,
     withdrawal payments and
     charges                                    (101,291)   (11,796,054)    (7,317,800)    (3,164,012)    (5,698,545)    (3,854,016)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                            54,482     (9,743,529)    (4,322,308)    (2,037,444)    (4,008,465)      (737,738)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                     47,615      8,313,528     14,553,345     (1,850,069)    11,963,290     (1,193,597)
Net assets at the beginning of
   year                                          162,583     66,748,091     70,763,677      5,360,092     47,151,423     35,883,022
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      210,198     75,061,619     85,317,022      3,510,023     59,114,713     34,689,425
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $        3,771       (123,066)     1,880,875         (5,754)      (277,082)       321,103
   Net realized gains (losses)
     on investments                               (2,036)    26,831,046        559,466         60,390      1,937,603        (90,362)
   Net change in unrealized
     appreciation (depreciation)
     of investments                               16,573    (25,686,553)     4,244,391         42,765      1,396,500     (3,167,565)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                18,308      1,021,427      6,684,732         97,401      3,057,021     (2,936,824)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      384,877        563,158      3,042,544        206,304      1,911,881      2,113,352
   Policy terminations,
     withdrawal payments and
     charges                                     (30,187)   (76,646,204)    (6,591,675)    (3,813,728)    (6,200,921)    (3,643,286)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                           354,690    (76,083,046)    (3,549,131)    (3,607,424)    (4,289,040)    (1,529,934)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    372,998    (75,061,619)     3,135,601     (3,510,023)    (1,232,019)    (4,466,758)
Net assets at the beginning of
   year                                          210,198     75,061,619     85,317,022      3,510,023     59,114,713     34,689,425
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      583,196             --     88,452,623             --     57,882,694     30,222,667
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             FRANKLIN       FRANKLIN     FRANKLIN SM-     FRANKLIN       GOLDMAN        IBBOTSON
                                            MUTUAL SHS    SMALL CP VAL     MD CP GR      VIP LG CAP    SACHS VI HQ     AGGRESSIVE
                                             VIP CL 2       VIP CL 2       VIP CL 2     GRO CL 2 (a)    FLT RT SS      GRWTH ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      193,277         23,583       (109,162)        19,136             13         58,031
   Net realized gains (losses)
     on investments                             (142,084)       119,050      1,829,591        112,294          9,292        251,028
   Net change in unrealized
     appreciation (depreciation)
     of investments                            2,921,786        746,973      5,191,791        751,830         (9,761)     1,023,627
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             2,972,979        889,606      6,912,220        883,260           (456)     1,332,686

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      424,355      1,257,588        857,796        453,691        743,990      2,197,959
   Policy terminations,
     withdrawal payments and
     charges                                  (1,812,727)      (350,848)    (2,850,955)      (562,093)      (330,825)    (1,545,522)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (1,388,372)       906,740     (1,993,159)      (108,402)       413,165        652,437
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,584,607      1,796,346      4,919,061        774,858        412,709      1,985,123
Net assets at the beginning of
   year                                       11,318,359      2,054,547     19,208,030      3,251,531      1,498,072      7,553,849
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   12,902,966      3,850,893     24,127,091      4,026,389      1,910,781      9,538,972
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      184,424          5,266       (119,474)        (6,320)        (4,197)        47,705
   Net realized gains (losses)
     on investments                              331,487        500,019      4,767,133      1,443,145        (14,025)       398,653
   Net change in unrealized
     appreciation (depreciation)
     of investments                              290,737       (489,770)    (3,058,319)    (1,353,652)         6,507        (44,965)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               806,648         15,515      1,589,340         83,173        (11,715)       401,393

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      531,730      2,279,666        813,760         68,653        464,925      1,679,032
   Policy terminations,
     withdrawal payments and
     charges                                  (2,098,548)      (518,681)    (2,384,152)    (4,178,215)      (312,993)    (1,459,071)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (1,566,818)     1,760,985     (1,570,392)    (4,109,562)       151,932        219,961
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                   (760,170)     1,776,500         18,948     (4,026,389)       140,217        621,354
Net assets at the beginning of
   year                                       12,902,966      3,850,893     24,127,091      4,026,389      1,910,781      9,538,972
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   12,142,796      5,627,393     24,146,039             --      2,050,998     10,160,326
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                          IBBOTSON
                                             IBBOTSON       IBBOTSON       IBBOTSON       INCOME &      INVESCO VI     INVESCO VI
                                             BALANCED     CONSERVATIVE      GROWTH         GROWTH      AMER FRANCH     AMER VALUE
                                               ETF2           ETF2           ETF2           ETF2        SR II (a)        SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       50,891         11,103         66,621         14,098        (12,454)         1,559
   Net realized gains (losses)
     on investments                              131,585         20,040        120,433         19,940        126,784         17,245
   Net change in unrealized
     appreciation (depreciation)
     of investments                              392,894          1,238      1,086,390         61,604      1,554,285        163,435
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               575,370         32,381      1,273,444         95,642      1,668,615        182,239

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    2,050,910        273,783      1,676,090        149,205        282,880        570,564
   Policy terminations,
     withdrawal payments and
     charges                                  (2,187,895)      (432,984)      (582,349)       (71,499)      (692,428)       (90,184)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                          (136,985)      (159,201)     1,093,741         77,706       (409,548)       480,380
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    438,385       (126,820)     2,367,185        173,348      1,259,067        662,619
Net assets at the beginning of
   year                                        5,246,135      1,562,706      7,538,658      1,332,809      4,436,357        343,434
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,684,520      1,435,886      9,905,843      1,506,157      5,695,424      1,006,053
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       50,761         14,172         66,032          9,649         (9,127)        (3,828)
   Net realized gains (losses)
     on investments                              188,493         37,305        262,262         38,846      1,628,357        148,538
   Net change in unrealized
     appreciation (depreciation)
     of investments                               15,925        (15,552)        83,073         (7,522)    (1,719,250)       (48,403)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               255,179         35,925        411,367         40,973       (100,020)        96,307

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,929,582      1,039,707      3,033,706         77,862         84,695      1,116,120
   Policy terminations,
     withdrawal payments and
     charges                                    (471,812)      (135,619)    (1,217,459)      (132,612)    (5,680,099)      (154,384)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                         1,457,770        904,088      1,816,247        (54,750)    (5,595,404)       961,736
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,712,949        940,013      2,227,614        (13,777)    (5,695,424)     1,058,043
Net assets at the beginning of
   year                                        5,684,520      1,435,886      9,905,843      1,506,157      5,695,424      1,006,053
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    7,397,469      2,375,899     12,133,457      1,492,380             --      2,064,096
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI      IVY VIP
                                           COMSTOCK SR    CORE EQUITY    EQUITY & INC     GROWTH &     SM CAP EQTY       ASSET
                                                II         SR II (a)        SR II        INC SR II        SR II         STRATEGY
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       47,705          7,188         11,390          1,656        (12,959)       522,842
   Net realized gains (losses)
     on investments                              154,718         32,269         18,993         26,701        142,455      5,535,433
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,094,969        189,421        193,952         16,493        677,293      8,052,575
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,297,392        228,878        224,335         44,850        806,789     14,110,850

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,501,225        217,915        312,811        160,313        590,796      4,331,078
   Policy terminations,
     withdrawal payments and
     charges                                    (573,330)      (123,520)      (122,524)      (133,978)      (762,712)   (20,080,098)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                           927,895         94,395        190,287         26,335       (171,916)   (15,749,020)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,225,287        323,273        414,622         71,185        634,873     (1,638,170)
Net assets at the beginning of
   year                                        3,189,821        796,900        832,439        101,900      2,342,561     70,452,599
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,415,108      1,120,173      1,247,061        173,085      2,977,434     68,814,429
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       33,196         (1,904)        15,889          1,971        (13,916)        (1,530)
   Net realized gains (losses)
     on investments                              428,896        313,999        117,920         37,240        479,944     12,369,804
   Net change in unrealized
     appreciation (depreciation)
     of investments                               23,895       (271,053)       (20,903)       (10,283)      (432,656)   (16,032,088)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               485,987         41,042        112,906         28,928         33,372     (3,663,814)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,303,978        172,312        593,875        210,163        422,728      3,038,599
   Policy terminations,
     withdrawal payments and
     charges                                  (1,235,156)    (1,333,527)      (203,396)      (129,182)      (674,282)   (14,916,532)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                            68,822     (1,161,215)       390,479         80,981       (251,554)   (11,877,933)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    554,809     (1,120,173)       503,385        109,909       (218,182)   (15,541,747)
Net assets at the beginning of
   year                                        5,415,108      1,120,173      1,247,061        173,085      2,977,434     68,814,429
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,969,917             --      1,750,446        282,994      2,759,252     53,272,682
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                         IVY VIP
                                             IVY VIP        IVY VIP      IVY VIP GLBL     IVY VIP      HIGH INCOME    IVY VIP INTL
                                             BALANCED     CORE EQUITY    NATURAL RES     GROWTH (a)        (b)        CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $    1,259,759          3,732        (24,748)      (131,560)         1,347      1,768,739
   Net realized gains (losses)
     on investments                           13,601,772      1,090,903       (255,769)    17,035,948           (212)     2,482,073
   Net change in unrealized
     appreciation (depreciation)
     of investments                           12,429,479      2,412,601        618,769     38,316,921          7,060     30,146,309
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            27,291,010      3,507,236        338,252     55,221,309          8,195     34,397,121

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    2,165,301      2,712,496      1,431,289      1,147,082        396,976      1,839,855
   Policy terminations,
     withdrawal payments and
     charges                                 (11,929,767)    (1,349,369)      (695,407)   (15,419,378)        (9,909)   (13,582,003)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (9,764,466)     1,363,127        735,882    (14,272,296)       387,067    (11,742,148)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 17,526,544      4,870,363      1,074,134     40,949,013        395,262     22,654,973
Net assets at the beginning of
   year                                      123,216,733      9,910,363      4,277,538    161,537,047             --    147,348,003
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  140,743,277     14,780,726      5,351,672    202,486,060        395,262    170,002,976
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      605,669         (1,904)       (32,985)      (327,840)       675,007      3,409,493
   Net realized gains (losses)
     on investments                           17,081,886      2,267,496       (327,272)    57,587,544         32,795     16,169,802
   Net change in unrealized
     appreciation (depreciation)
     of investments                           (8,879,825)      (899,374)      (617,751)   (58,570,373)      (915,904)   (17,841,357)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             8,807,730      1,366,218       (978,008)    (1,310,669)      (208,102)     1,737,938

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,198,673      2,497,273      4,463,079        335,469     16,251,997      2,922,806
   Policy terminations,
     withdrawal payments and
     charges                                 (24,620,920)    (1,949,790)    (2,611,015)  (201,510,860)    (2,627,090)   (11,763,744)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                       (23,422,247)       547,483      1,852,064   (201,175,391)    13,624,907     (8,840,938)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                (14,614,517)     1,913,701        874,056   (202,486,060)    13,416,805     (7,103,000)
Net assets at the beginning of
   year                                      140,743,277     14,780,726      5,351,672    202,486,060        395,262    170,002,976
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  126,128,760     16,694,427      6,225,728             --     13,812,067    162,899,976
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP INTL    MICRO CAP     IVY VIP MID     SCIENCE &      SMALL CAP      SMALL CAP
                                              GROWTH         GROWTH       CAP GROWTH        TECH        GROWTH (a)       VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       39,728        (98,734)       (14,188)       (53,083)      (418,141)       208,593
   Net realized gains (losses)
     on investments                               27,945      1,840,193        148,839      1,254,298      1,554,291      4,900,427
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,665,136      7,141,665        587,453      3,558,778     28,448,098     11,969,985
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,732,809      8,883,124        722,104      4,759,993     29,584,248     17,079,005

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,853,894      2,867,081      1,451,706      3,951,587      1,487,691      1,438,302
   Policy terminations,
     withdrawal payments and
     charges                                    (846,562)    (2,079,592)      (686,131)    (1,342,396)    (7,747,667)    (7,184,045)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                         1,007,332        787,489        765,575      2,609,191     (6,259,976)    (5,745,743)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,740,141      9,670,613      1,487,679      7,369,184     23,324,272     11,333,262
Net assets at the beginning of
   year                                        8,530,504     15,883,055      2,159,156      7,659,474     72,173,088     54,062,629
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   11,270,645     25,553,668      3,646,835     15,028,658     95,497,360     65,395,891
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      177,849       (112,237)       (19,591)       (74,063)      (153,387)      (263,918)
   Net realized gains (losses)
     on investments                            1,120,585      5,330,331        369,491      3,041,433     24,370,687     10,543,528
   Net change in unrealized
     appreciation (depreciation)
     of investments                           (1,243,976)    (5,917,418)       (87,452)    (2,691,462)   (29,967,276)    (6,227,081)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                54,458       (699,324)       262,448        275,908     (5,749,976)     4,052,529

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,098,742      1,524,202        964,355      2,925,609        801,838      1,760,986
   Policy terminations,
     withdrawal payments and
     charges                                  (1,450,438)    (4,907,495)      (812,103)    (3,837,961)   (90,549,222)    (5,946,244)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                          (351,696)    (3,383,293)       152,252       (912,352)   (89,747,384)    (4,185,258)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                   (297,238)    (4,082,617)       414,700       (636,444)   (95,497,360)      (132,729)
Net assets at the beginning of
   year                                       11,270,645     25,553,668      3,646,835     15,028,658     95,497,360     65,395,891
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   10,973,407     21,471,051      4,061,535     14,392,214             --     65,263,162
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                       JANUS ASPEN     MFS VIT -
                                             IVY VIP      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP   VALUE SERIES -
                                              VALUE       BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS         SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      177,503         58,347         37,127      1,751,416         23,243        258,392
   Net realized gains (losses)
     on investments                            2,821,499        568,815      2,005,190     (1,847,477)        93,486      1,148,913
   Net change in unrealized
     appreciation (depreciation)
     of investments                           14,848,851        626,539      9,717,290      9,001,157        580,941     13,680,966
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            17,847,853      1,253,701     11,759,607      8,905,096        697,670     15,088,271

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,269,968      1,124,138      1,698,972      3,370,900      1,483,434      2,946,707
   Policy terminations,
     withdrawal payments and
     charges                                  (5,550,667)    (1,398,438)    (4,926,186)    (7,256,199)      (301,082)    (6,046,116)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (4,280,699)      (274,300)    (3,227,214)    (3,885,299)     1,182,352     (3,099,409)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 13,567,154        979,401      8,532,393      5,019,797      1,880,022     11,988,862
Net assets at the beginning of
   year                                       53,409,393      6,597,679     40,417,848     66,978,333      2,148,679     43,793,196
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   66,976,547      7,577,080     48,950,241     71,998,130      4,028,701     55,782,058
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      395,185         78,961       (220,118)     1,722,726         31,250        (89,324)
   Net realized gains (losses)
     on investments                           10,763,169        310,404     16,351,152      5,171,986        544,098     22,037,326
   Net change in unrealized
     appreciation (depreciation)
     of investments                           (4,444,844)       196,298    (12,571,804)   (15,474,457)      (265,626)   (21,422,725)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             6,713,510        585,663      3,559,230     (8,579,745)       309,722        525,277

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,863,205        992,846      1,153,824      3,710,547        679,594        499,669
   Policy terminations,
     withdrawal payments and
     charges                                  (5,557,311)      (939,536)    (5,482,529)    (6,495,045)    (1,008,429)   (56,807,004)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (3,694,106)        53,310     (4,328,705)    (2,784,498)      (328,835)   (56,307,335)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  3,019,404        638,973       (769,475)   (11,364,243)       (19,113)   (55,782,058)
Net assets at the beginning of
   year                                       66,976,547      7,577,080     48,950,241     71,998,130      4,028,701     55,782,058
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   69,995,951      8,216,053     48,180,766     60,633,887      4,009,588             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            MFS VIT        MFS VIT
                                             MFS VIT        MID CAP          NEW        MORGSTANLEY     NEUBERGER     OPPENHEIMER
                                            INV GROWTH     GROWTH SER   DISCOVERY SER    UIF EMG MK     BERMAN SOC     CAP APP VA
                                            SER SS (a)         SS           SS (a)        EQ CL 2       RESP S CL        SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (10,402)        (6,601)       (69,238)        25,997          2,926          8,343
   Net realized gains (losses)
     on investments                            1,308,789         88,693      1,393,405         (1,943)       186,669        164,715
   Net change in unrealized
     appreciation (depreciation)
     of investments                            2,089,661        328,210      3,243,028        (96,473)       153,091        736,190
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             3,388,048        410,302      4,567,195        (72,419)       342,686        909,248

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    1,099,756        131,592      2,944,560      2,273,506      1,589,246        222,542
   Policy terminations,
     withdrawal payments and
     charges                                  (1,839,674)      (200,142)    (2,684,005)      (368,481)    (1,056,156)      (799,156)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                          (739,918)       (68,550)       260,555      1,905,025        533,090       (576,614)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,648,130        341,752      4,827,750      1,832,606        875,776        332,634
Net assets at the beginning of
   year                                       11,982,708      1,141,668     10,614,710      2,373,274        355,544      3,403,011
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   14,630,838      1,483,420     15,442,460      4,205,880      1,231,320      3,735,645
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (23,666)        (7,810)       (24,199)        (8,540)        (4,418)        (6,151)
   Net realized gains (losses)
     on investments                            4,225,970        334,503      3,443,447         30,191         62,334      1,494,833
   Net change in unrealized
     appreciation (depreciation)
     of investments                           (4,151,663)      (205,700)    (4,648,397)      (309,942)        36,324     (1,521,295)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                50,641        120,993     (1,229,149)      (288,291)        94,240        (32,613)

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      229,381        324,016        301,869      1,910,858        748,327         80,460
   Policy terminations,
     withdrawal payments and
     charges                                 (14,910,860)      (360,692)   (14,515,180)      (404,295)      (377,009)    (3,783,492)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                       (14,681,479)       (36,676)   (14,213,311)     1,506,563        371,318     (3,703,032)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                (14,630,838)        84,317    (15,442,460)     1,218,272        465,558     (3,735,645)
Net assets at the beginning of
   year                                       14,630,838      1,483,420     15,442,460      4,205,880      1,231,320      3,735,645
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --      1,567,737             --      5,424,152      1,696,878             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           GBL STR INC    INTL GROW VA    MS SM CAP       LOW DUR      TOTAL RETURN      EQUITY
                                            VA SS (a)          SS           VA SS       PORT ADV CL       ADV CL      INCOME CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      389,898         78,385            881         51,452        314,697         53,051
   Net realized gains (losses)
     on investments                                4,346        100,988         73,220         44,553        130,919        355,490
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (469,609)     3,713,114         81,992       (147,825)      (968,150)       710,447
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               (75,365)     3,892,487        156,093        (51,820)      (522,534)     1,118,988

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      943,682      8,059,267        571,069      2,446,133      6,347,949        837,767
   Policy terminations,
     withdrawal payments and
     charges                                  (1,197,029)    (1,180,970)      (255,720)    (2,919,359)    (3,253,827)    (1,444,928)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                          (253,347)     6,878,297        315,349       (473,226)     3,094,122       (607,161)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                   (328,712)    10,770,784        471,442       (525,046)     2,571,588        511,827
Net assets at the beginning of
   year                                        9,819,561     12,346,297        267,463      6,428,276     17,380,795      4,104,735
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    9,490,849     23,117,081        738,905      5,903,230     19,952,383      4,616,562
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (13,490)        93,989          1,594         33,770        332,458         53,957
   Net realized gains (losses)
     on investments                              (30,897)       658,790        196,597         (7,488)           573        304,186
   Net change in unrealized
     appreciation (depreciation)
     of investments                              253,409     (2,753,550)       (96,747)       (11,773)       398,834        206,382
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               209,022     (2,000,771)       101,444         14,509        731,865        564,525

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      301,599     12,194,508        933,108      1,653,252      2,563,588      1,699,161
   Policy terminations,
     withdrawal payments and
     charges                                 (10,001,470)    (1,612,624)      (474,723)    (1,309,283)    (2,158,912)      (786,155)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        (9,699,871)    10,581,884        458,385        343,969        404,676        913,006
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 (9,490,849)     8,581,113        559,829        358,478      1,136,541      1,477,531
Net assets at the beginning of
   year                                        9,490,849     23,117,081        738,905      5,903,230     19,952,383      4,616,562
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --     31,698,194      1,298,734      6,261,708     21,088,924      6,094,093
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          SFT
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT          ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL      ADVANTUS      INDEX 400
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2       MC CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $        5,996         54,908           (202)         5,746       (518,308)      (367,373)
   Net realized gains (losses)
     on investments                               35,719       (100,287)         9,951         84,533      3,580,011      4,168,260
   Net change in unrealized
     appreciation (depreciation)
     of investments                              150,580      1,520,133        106,691        733,630     (4,232,628)    16,400,196
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               192,295      1,474,754        116,440        823,909     (1,170,925)    20,201,083

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      313,771        413,548        158,986        921,457      5,584,395      2,824,743
   Policy terminations,
     withdrawal payments and
     charges                                    (105,589)      (654,669)       (47,006)      (656,787)    (9,944,596)    (8,036,822)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                           208,182       (241,121)       111,980        264,670     (4,360,201)    (5,212,079)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    400,477      1,233,633        228,420      1,088,579     (5,531,126)    14,989,004
Net assets at the beginning of
   year                                          516,812      5,494,268        287,489      1,897,465    107,157,906     64,769,419
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      917,289      6,727,901        515,909      2,986,044    101,626,780     79,758,423
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $        7,860         27,768           (785)         7,251       (517,001)      (399,303)
   Net realized gains (losses)
     on investments                              203,502        120,685        133,442        369,238      2,525,699      4,002,286
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (113,687)      (624,939)       (72,072)      (122,839)     3,768,781      3,067,823
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                97,675       (476,486)        60,585        253,650      5,777,479      6,670,806

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      452,735        585,887      1,136,291      1,606,465      3,590,411      2,602,133
   Policy terminations,
     withdrawal payments and
     charges                                    (555,348)      (606,823)      (492,572)    (1,122,867)    (7,939,668)    (7,205,230)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                          (102,613)       (20,936)       643,719        483,598     (4,349,257)    (4,603,097)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                     (4,938)      (497,422)       704,304        737,248      1,428,222      2,067,709
Net assets at the beginning of
   year                                          917,289      6,727,901        515,909      2,986,044    101,626,780     79,758,423
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $      912,351      6,230,479      1,220,213      3,723,292    103,055,002     81,826,132
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                             SFT            SFT            SFT
                                               SFT            SFT          ADVANTUS       ADVANTUS       ADVANTUS
                                             ADVANTUS    ADVANTUS INTL      MONEY       MORTGAGE CL    REAL ESTATE      SFT IVY
                                          INDEX 500 CL 2   BOND CL 2        MARKET           2             CL 2        GROWTH (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $   (1,063,948)      (169,268)      (148,480)      (190,670)      (243,655)            --
   Net realized gains (losses)
     on investments                           12,149,025      2,902,849             --      1,399,559      1,888,915             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                           46,282,510     (2,966,485)            --     (2,157,480)    (1,276,455)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            57,367,587       (232,904)      (148,480)      (948,591)       368,805             --

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    3,824,274      3,266,844     31,641,945      1,481,148      3,372,063             --
   Policy terminations,
     withdrawal payments and
     charges                                 (28,505,646)    (6,992,472)   (33,596,125)    (4,833,537)    (5,192,712)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                       (24,681,372)    (3,725,628)    (1,954,180)    (3,352,389)    (1,820,649)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 32,686,215     (3,958,532)    (2,102,660)    (4,300,980)    (1,451,844)            --
Net assets at the beginning of
   year                                      200,389,522     35,086,961     28,615,182     40,413,450     47,755,446             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  233,075,737     31,128,429     26,512,522     36,112,470     46,303,602             --
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $   (1,185,721)      (153,706)      (130,221)      (180,206)      (271,152)      (895,621)
   Net realized gains (losses)
     on investments                            9,455,687      1,298,989             --      1,024,818      3,536,268      1,213,029
   Net change in unrealized
     appreciation (depreciation)
     of investments                           19,960,331       (767,503)            --        998,902     10,661,304     30,411,622
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            28,230,297        377,780       (130,221)     1,843,514     13,926,420     30,729,030

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    5,857,676      1,485,372      6,877,531      1,055,554      7,330,081    260,142,218
   Policy terminations,
     withdrawal payments and
     charges                                 (16,972,292)    (3,297,321)    (7,879,288)    (3,329,026)    (9,865,950)   (16,767,008)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                       (11,114,616)    (1,811,949)    (1,001,757)    (2,273,472)    (2,535,869)   243,375,210
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 17,115,681     (1,434,169)    (1,131,978)      (429,958)    11,390,551    274,104,240
Net assets at the beginning of
   year                                      233,075,737     31,128,429     26,512,522     36,112,470     46,303,602             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  250,191,418     29,694,260     25,380,544     35,682,512     57,694,153    274,104,240
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                            SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------
                                             SFT IVY      SFT PYRAMIS    SFT T. ROWE
                                            SMALL CAP     CORE EQUITY    PRICE VALUE
                                            GROWTH (c)      CL 2 (c)         (c)           TOTALS
                                          -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $           --             --             --      6,707,004
   Net realized gains (losses)
     on investments                                   --             --             --    100,787,712
   Net change in unrealized
     appreciation (depreciation)
     of investments                                   --             --             --    331,347,990
                                          -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                    --             --             --    438,842,706

Policy transactions (notes 3
   and 6)
   Policy purchase payments                           --             --             --    158,068,597
   Policy terminations,
     withdrawal payments and
     charges                                          --             --             --   (280,461,824)
                                          -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                                --             --             --   (122,393,227)
                                          -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                         --             --             --    316,449,479
Net assets at the beginning of
   year                                               --             --             --  1,881,078,393
                                          -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR             $           --             --             --  2,197,527,872
                                          ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (278,829)      (191,969)      (268,353)     4,317,121
   Net realized gains (losses)
     on investments                               83,692        635,255        241,672    309,485,820
   Net change in unrealized
     appreciation (depreciation)
     of investments                            7,901,365      7,504,523      6,665,685   (186,157,950)
                                          -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             7,706,228      7,947,809      6,639,004    127,644,991

Policy transactions (notes 3
   and 6)
   Policy purchase payments                  102,993,681     76,117,010     86,690,064    675,412,159
   Policy terminations,
     withdrawal payments and
     charges                                  (4,907,136)    (9,771,469)    (6,148,383)  (785,812,583)
                                          -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   policy transactions                        98,086,545     66,345,541     80,541,681   (110,400,424)
                                          -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                105,792,773     74,293,350     87,180,685     17,244,567
Net assets at the beginning of
   year                                               --             --             --  2,197,527,872
                                          -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR             $  105,792,773     74,293,350     87,180,685  2,214,772,439
                                          ============== ============== ============== ==============

----------
(a) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
(b) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
(c) For the period from May 1, 2014 through December 31, 2014.

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-seven segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable Life policy owners allocate their purchase payments to one or more of the sixty-seven segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

     - AllianceBernstein VPS International Value Portfolio - Class B Shares (AllianBern VPS Intl Value Cl B)

     - American Century VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)

     - American Century VP II Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)

     - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

     - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

     - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

     - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)

     - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

     - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)

     - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)

     - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

     - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)

     - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)

     - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)

     - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)

     - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)

     - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)

     - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Aggressive Grwth ETF2)

     - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 2 (Ibbotson Balanced ETF2)

     - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class 2 (Ibbotson Conservative ETF2)

     - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Growth ETF2)

     - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Income & Growth ETF2)

     - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)

     -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
          II)

     - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

     - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)

     - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)

     -    Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)

     -    Ivy Funds VIP - Balanced (Ivy VIP Balanced)

     -    Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

     -    Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)

     -    Ivy Funds VIP - High Income (Ivy VIP High Income)

     -    Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

     -    Ivy Funds VIP - International Growth (Ivy VIP Intl Growth)

     -    Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

     -    Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

     -    Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)

     -    Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

     -    Ivy Funds VIP - Value (Ivy VIP Value)

     - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)

     - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

     - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

     - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)

     - MFS(R) VIT - Mid Cap Growth Series - Service Shares (MFS VIT Mid Cap Growth Ser SS)

     - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     - Neuberger Berman Advisers Management Trust Socially Responsive Portfolio - S Class Shares (NeubergerBerman Soc Resp S Cl)

     - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)

     - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)

     - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

     - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

     - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)

     - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)

     - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

     -    Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)

     - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

     - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

     - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

     - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

     - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)

     - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

     - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

     -    Securian Funds Trust - SFT Ivy(SM) Growth Fund - (SFT Ivy Growth)

     - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)

     - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)

     - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

     The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts had name changes during 2013 and 2014:

                     FORMER NAME                                     CURRENT NAME                    EFFECTIVE DATE
     ---------------------------------------------   -------------------------------------------   ------------------
     Invesco Van Kampen Growth & Income              Invesco V.I. Growth and Income Fund -           April 29, 2013
                                                     Series II Shares

     Invesco Van Kampen VI American Franchise        Invesco V.I. American Franchise Fund -          April 29, 2013
                                                     Series II Shares

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                     FORMER NAME                                     CURRENT NAME                    EFFECTIVE DATE
     ---------------------------------------------   -------------------------------------------   ------------------
     Invesco Van Kampen VI American Value            Invesco V.I. American Value Fund - Series       April 29, 2013
                                                     II Shares

     Invesco Van Kampen VI Comstock                  Invesco V.I. Comstock Fund - Series II          April 29, 2013
                                                     Shares

     Invesco Van Kampen VI Equity and Income         Invesco V.I. Equity and Income Fund -           April 29, 2013
                                                     Series II Shares

     Oppenheimer Main Street Small- & Mid-Cap        Oppenheimer VA Funds - Oppenheimer Main         April 29, 2013
     Fund(R)/VA                                      Street Small Cap(R)/VA Service Shares

     Goldman Sachs VIT Government Income Fund        Goldman Sachs VI Trust High Quality             April 30, 2013
                                                     Floating Rate Fund - Service Shares

     Ibbotson Aggressive Growth ETF, Class 2         ALPS VIT Ibbotson Aggressive Growth ETF         April 30, 2013
                                                     Asset Allocation Portfolio -  Class 2

     Ibbotson Balanced ETF, Class 2                  ALPS VIT Ibbotson Balanced ETF Asset            April 30, 2013
                                                     Allocation Portfolio - Class 2

     Ibbotson Conservative ETF, Class 2              ALPS VIT Ibbotson Conservative ETF Asset        April 30, 2013
                                                     Allocation Portfolio - Class 2

     Ibbotson Growth ETF, Class 2                    ALPS VIT Ibbotson Growth ETF Asset              April 30, 2013
                                                     Allocation Portfolio - Class 2

     Ibbotson Income & Growth ETF, Class 2           ALPS VIT Ibbotson Income and Growth ETF         April 30, 2013
                                                     Asset Allocation Portfolio - Class 2

     Oppenheimer International Growth Fund/VA A      Oppenheimer VA Funds - Oppenheimer              April 30, 2014
     series of Panorama Series Fund, Inc. -          International Growth Fund/VA Service Shares
     Service Shares

     Franklin Templeton VIP Trust Franklin           Franklin Templeton VIP Trust Franklin            May 1, 2014
     Mutual Shares Securities Fund Class 2           Mutual Shares VIP Fund Class 2

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                     FORMER NAME                                     CURRENT NAME                    EFFECTIVE DATE
     ---------------------------------------------   -------------------------------------------   ------------------
     Franklin Templeton VIP Trust Franklin Small     Franklin Templeton VIP Trust Franklin Small      May 1, 2014
     Cap Value Securities Fund Class 2               Cap Value VIP Fund Class 2

     Franklin Templeton VIP Trust Franklin           Franklin Templeton VIP Trust Franklin            May 1, 2014
     Sm-Mid Cap Growth Securities Fund Class 2       Small-Mid Cap Growth VIP Fund Class 2

     Franklin Templeton VIP Trust Templeton          Franklin Templeton VIP Trust Templeton           May 1, 2014
     Developing Markets Securities Fund Class 2      Developing Markets VIP Fund Class 2

     The following sub-accounts were added to the Account in 2013 and 2014:

     FUND                                                           EFFECTIVE DATE
     -----------------------------------------------------------  ------------------
     Ivy Funds VIP  - High Income                                    May 1, 2013

     Securian Funds Trust - SFT Ivy(SM) Growth Fund                  May 1, 2014

     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund        May 1, 2014

     Securian  Funds Trust - SFT  Pyramis(R) Core Equity  Fund-      May 1, 2014
     Class 2 Shares

     Securian Funds Trust - SFT T. Rowe Price Value Fund             May 1, 2014

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                              COLUMN I                                                     COLUMN II
                            EXISTING FUND                                              REPLACEMENT FUND
     ------------------------------------------------------------    ------------------------------------------------------
     American Century VP Ultra(R) Fund Class II Shares               Securian Funds Trust - SFT Ivy(SM) Growth Fund

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                              COLUMN I                                                     COLUMN II
                            EXISTING FUND                                              REPLACEMENT FUND
     ------------------------------------------------------------    ------------------------------------------------------
     American Century VP Value Fund Class II Shares                  Securian Funds Trust - SFT T. Rowe Price Value Fund

     Fidelity VIP Contrafund(R) Service Class 2 Shares               Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                                     - Class 2 Shares

     Fidelity VIP High Income                                        Ivy Funds VIP - High Income

     Franklin Templeton VIP Trust - Franklin Large Cap Growth        Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Securities Class 2 Shares

     Invesco V.I. American Franchise Series II Shares                Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Invesco V.I. Core Equity Fund Series II Shares                  Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                                     - Class 2 Shares

     Ivy Funds VIP Growth                                            Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Ivy Funds VIP Small Cap Growth                                  Securian Funds Trust - SFT Ivy(SM) Small Cap Growth
                                                                     Fund

     MFS(R) VIT Investors Growth Stock Series Service Class          Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Shares

     MFS(R) VIT New Discovery Series Service Class Shares            Securian Funds Trust - SFT Ivy(SM) Small Cap Growth
                                                                     Fund

     MFS(R) VIT Value Series Service Class Shares                    Securian Funds Trust - SFT T. Rowe Price Value Fund

     Oppenheimer Variable Account Funds - Capital Appreciation       Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Fund/VA Service Shares

     Oppenheimer Variable Account Funds - Global Strategic           Ivy Funds VIP - High Income
     Income/VA Service Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Underlying Funds are as follows:

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted to $13,390,590 and $14,950,068, respectively.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted to $380,680 and $540,294, respectively.

     A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2014 and 2013 amounted to $2,248,352 and $2,530,050, respectively.

     A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted to $1,164,540 and $1,289,875, respectively.

     A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2014 and 2013 amounted to $139,840 and $164,793, respectively.

     The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. A premium charge of 6.00% is charged on all non-repeating premiums. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount.

     The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75% is charged on all non-repeating premiums.

     In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

     The total of cash value charges for the years or periods ended December 31, 2014 and 2013 for each segregated sub-account are as follows:

                                                      2014            2013
                                                  -------------   -------------
     AllianBern VPS Intl Value Cl B               $       7,373   $       4,730
     Am Century VP Inc & Gro Cl II                      104,650         101,380
     Am Century VP Infl Pro Cl II                       192,580         204,364
     Am Century VP Ultra Cl II (a)                      449,143       1,351,186
     Am Century VP Value Cl II (a)                      384,682       1,196,868
     Amer Funds IS Glbl Bond Cl 2                        46,111          34,535
     Amer Funds IS Glbl Growth Cl 2                      28,688          18,484
     Amer Funds IS Glbl Sm Cp Cl 2                       53,655          23,922
     Amer Funds IS Growth Cl 2                          113,278          38,794
     Amer Funds IS Growth-Inc Cl 2                      145,461          80,044
     Amer Funds IS Intl Cl 2                             82,562          54,137
     Amer Funds IS New World Cl 2                       328,068         282,505
     Amer Funds IS US Govt/AAA Cl 2                      19,012          11,672
     Fidelity VIP Contrafund SC 2 (a)                   741,179       2,293,349
     Fidelity VIP Equity-Income SC2                   2,945,872       3,116,587
     Fidelity VIP High Income SC2 (a)                    34,870         131,613
     Fidelity VIP Mid Cap SC2                         1,702,483       1,803,925
     Franklin Dev Mkts VIP Cl 2                       1,068,721       1,258,398
     Franklin Mutual Shs VIP Cl 2                       441,667         465,612
     Franklin Small Cp Val VIP Cl 2                     143,929         106,008
     Franklin Sm-Md Cp Gr VIP Cl 2                      654,941         691,739
     Franklin VIP Lg Cap Gro Cl 2 (a)                    39,760         120,541
     Goldman Sachs VI HQ Flt Rt SS                       94,076          92,268
     Ibbotson Aggressive Grwth ETF2                     163,622         138,543
     Ibbotson Balanced ETF2                             259,096         232,029
     Ibbotson Conservative ETF2                          80,629          66,771
     Ibbotson Growth ETF2                               298,061         232,404
     Ibbotson Income & Growth ETF2                       55,914          59,948
     Invesco VI Amer Franch Sr II (a)                    71,629         219,703
     Invesco VI Amer Value Sr II                         22,400          13,265
     Invesco VI Comstock Sr II                          197,402         176,571
     Invesco VI Core Equity Sr II (a)                    17,270          37,437
     Invesco VI Equity & Inc Sr II                       42,033          39,779
     Invesco VI Growth & Inc Sr II                        6,867           7,347
     Invesco VI Sm Cap Eqty Sr II                        95,079          99,217

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                      2014            2013
                                                  -------------   -------------
     Ivy VIP Asset Strategy                       $   2,005,283   $   2,194,469
     Ivy VIP Balanced                                 4,355,806       4,723,114
     Ivy VIP Core Equity                                428,905         402,098
     Ivy VIP Glbl Natural Res                           171,031         150,711
     Ivy VIP Growth (a)                               2,293,509       7,078,777
     Ivy VIP High Income (b)                            376,393           3,038
     Ivy VIP Intl Core Equity                         5,329,838       5,662,788
     Ivy VIP Intl Growth                                365,362         358,754
     Ivy VIP Micro Cap Growth                           573,735         606,751
     Ivy VIP Mid Cap Growth                             115,719          91,526
     Ivy VIP Science & Tech                             399,659         345,081
     Ivy VIP Small Cap Growth (a)                       981,319       3,003,193
     Ivy VIP Small Cap Value                          1,895,299       2,063,358
     Ivy VIP Value                                    2,211,345       2,280,314
     Janus Aspen Balanced SS                            220,796         226,765
     Janus Aspen Forty SS                             1,364,482       1,472,689
     Janus Aspen Overseas SS                          2,305,958       2,583,097
     Janus Aspen Perk Mid Cp Val SS                     122,005         111,678
     MFS VIT Inv Growth Ser SS (a)                      183,307         554,266
     MFS VIT Mid Cap Growth Ser SS                       40,382          41,781
     MFS VIT New Discovery Ser SS (a)                   146,967         448,409
     MFS VIT Value Series SS (a)                        599,779       1,904,520
     MorgStanley UIF Emg Mk Eq Cl 2                     123,468         100,880
     NeubergerBerman Soc Resp S Cl                       13,650          20,833
     Oppenheimer Cap App VA SS (a)                       44,373         137,787
     Oppenheimer Gbl Str Inc VA SS (a)                  143,959         454,965
     Oppenheimer Intl Grow VA SS                        648,580         502,099
     Oppenheimer MS Sm Cap VA SS                         18,628          11,924
     PIMCO VIT Low Dur Port Adv Cl                      190,192         188,339
     PIMCO VIT Total Return Adv Cl                      714,269         712,243
     Putnam VT Equity Income Cl IB                      151,958         146,151
     Putnam VT Growth and Inc Cl IB                      35,349          29,723
     Putnam VT Inter Eq Cl IB                           192,310         211,689
     Putnam VT Multi-Cap Gro Cl IB                       24,187          12,600
     Putnam VT Voyager Cl IB                             87,374          72,671
     SFT Advantus Bond Cl 2                           4,091,307       4,526,163
     SFT Advantus Index 400 MC Cl 2                   2,477,848       2,616,779
     SFT Advantus Index 500 Cl 2                      7,440,535       7,759,914
     SFT Advantus Intl Bond Cl 2                      1,118,413       1,336,590
     SFT Advantus Money Market                        1,209,230       1,369,396
     SFT Advantus Mortgage Cl 2                       1,406,052       1,626,035
     SFT Advantus Real Estate Cl 2                    1,733,408       1,788,452
     SFT Ivy Growth (c)                               6,085,541              --
     SFT Ivy Small Cap Growth (c)                     2,099,042              --

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                      2014            2013
                                                  -------------   -------------
     SFT Pyramis Core Equity Cl 2 (c)             $   1,497,995              --
     SFT T. Rowe Price Value (c)                      1,941,286              --

----------
     (a) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
     (b) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
     (c) For the period from May 1, 2014 through December 31, 2014

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.07% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

     On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

     - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

     - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

     - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

     To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2014. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2014, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers and used as a practical expedient in estimating fair value. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2014 were as follows:

                                                    PURCHASES         SALES
                                                  -------------   -------------
     AllianBern VPS Intl Value Cl B               $      88,324   $      29,598
     Am Century VP Inc & Gro Cl II                    1,054,468         425,149
     Am Century VP Infl Pro Cl II                       852,073         586,963
     Am Century VP Ultra Cl II (a)                      421,343      37,501,057
     Am Century VP Value Cl II (a)                      519,080      32,275,444
     Amer Funds IS Glbl Bond Cl 2                       655,459         552,919
     Amer Funds IS Glbl Growth Cl 2                     648,633         485,609
     Amer Funds IS Glbl Sm Cp Cl 2                    2,628,194       2,186,444
     Amer Funds IS Growth Cl 2                        6,595,022         228,247
     Amer Funds IS Growth-Inc Cl 2                    6,267,880         249,606
     Amer Funds IS Intl Cl 2                          1,040,313         177,625
     Amer Funds IS New World Cl 2                     3,494,004         677,808
     Amer Funds IS US Govt/AAA Cl 2                     390,081          31,621
     Fidelity VIP Contrafund SC 2 (a)                   532,755      76,738,866
     Fidelity VIP Equity-Income SC2                   6,467,993       6,899,903
     Fidelity VIP High Income SC2 (a)                   203,998       3,817,175
     Fidelity VIP Mid Cap SC2                         3,216,395       6,407,457
     Franklin Dev Mkts VIP Cl 2                       2,542,632       3,751,462
     Franklin Mutual Shs VIP Cl 2                       817,135       2,135,329
     Franklin Small Cp Val VIP Cl 2                   2,644,085         526,918
     Franklin Sm-Md Cp Gr VIP Cl 2                    5,399,030       2,465,248
     Franklin VIP Lg Cap Gro Cl 2 (a)                    65,649       4,181,532
     Goldman Sachs VI HQ Flt Rt SS                      465,560         317,824
     Ibbotson Aggressive Grwth ETF2                   1,820,357       1,477,392
     Ibbotson Balanced ETF2                           2,109,657         491,611
     Ibbotson Conservative ETF2                       1,095,624         142,679
     Ibbotson Growth ETF2                             3,152,168       1,243,731
     Ibbotson Income & Growth ETF2                      117,624         137,813
     Invesco VI Amer Franch Sr II (a)                    81,419       5,685,950
     Invesco VI Amer Value Sr II                      1,218,112         156,662
     Invesco VI Comstock Sr II                        1,350,680       1,248,662
     Invesco VI Core Equity Sr II (a)                   171,166       1,334,285
     Invesco VI Equity & Inc Sr II                      683,332         206,052
     Invesco VI Growth & Inc Sr II                      236,528         129,745
     Invesco VI Sm Cap Eqty Sr II                       667,578         681,242

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                    PURCHASES         SALES
                                                  -------------   -------------
     Ivy VIP Asset Strategy                       $  11,547,174   $  15,246,830
     Ivy VIP Balanced                                13,582,658      25,166,460
     Ivy VIP Core Equity                              4,658,635       1,982,021
     Ivy VIP Glbl Natural Res                         4,445,662       2,626,583
     Ivy VIP Growth (a)                                 303,387     201,806,619
     Ivy VIP High Income                             17,060,707       2,652,077
     Ivy VIP Intl Core Equity                        20,237,248      12,448,206
     Ivy VIP Intl Growth                              2,251,638       1,474,236
     Ivy VIP Micro Cap Growth                         4,474,394       4,978,569
     Ivy VIP Mid Cap Growth                           1,191,136         819,441
     Ivy VIP Science & Tech                           4,075,112       3,878,234
     Ivy VIP Small Cap Growth (a)                       772,829      90,673,600
     Ivy VIP Small Cap Value                         11,576,737       6,183,349
     Ivy VIP Value                                   11,607,388       5,801,327
     Janus Aspen Balanced SS                          1,285,608         959,891
     Janus Aspen Forty SS                            15,533,762       5,654,494
     Janus Aspen Overseas SS                         12,664,130       6,740,891
     Janus Aspen Perk Mid Cp Val SS                   1,129,421       1,018,649
     MFS VIT - Value Series - SS (a)                    476,558      56,873,217
     MFS VIT Inv Growth Ser SS (a)                      219,609      14,924,754
     MFS VIT Mid Cap Growth Ser SS                      497,105         364,784
     MFS VIT New Discovery Ser SS (a)                   292,183      14,529,694
     MorgStanley UIF Emg Mk Eq Cl 2                   1,909,961         411,937
     NeubergerBerman Soc Resp S Cl                      747,324         380,424
     Oppenheimer Cap App VA SS (a)                       77,727       3,786,909
     Oppenheimer Gbl Str Inc VA SS (a)                  295,075      10,008,436
     Oppenheimer Intl Grow VA SS                     12,811,039       1,667,077
     Oppenheimer MS Sm Cap VA SS                      1,078,387         476,896
     PIMCO VIT Low Dur Port Adv Cl                    1,700,813       1,323,074
     PIMCO VIT Total Return Adv Cl                    2,947,900       2,210,766
     Putnam VT Equity Income Cl IB                    1,762,815         795,853
     Putnam VT Growth and Inc Cl IB                     463,492         558,245
     Putnam VT Inter Eq Cl IB                           629,669         622,837
     Putnam VT Multi-Cap Gro Cl IB                    1,137,169         494,235
     Putnam VT Voyager Cl IB                          1,682,244       1,130,870
     SFT Advantus Bond Cl 2                           3,452,261       8,318,519
     SFT Advantus Index 400 MC Cl 2                   2,502,694       7,505,093

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                    PURCHASES         SALES
                                                  -------------   -------------
     SFT Advantus Index 500 Cl 2                  $   5,577,203   $  17,877,541
     SFT Advantus Intl Bond Cl 2                      1,428,632       3,394,287
     SFT Advantus Money Market                        6,827,291       7,959,347
     SFT Advantus Mortgage Cl 2                         993,690       3,447,367
     SFT Advantus Real Estate Cl 2                    7,238,997      10,046,017
     SFT Ivy Growth (b)                             260,016,219      17,536,629
     SFT Ivy Small Cap Growth (b)                   102,932,745       5,125,029
     SFT Pyramis Core Equity Cl 2 (b)                76,069,794       9,916,222
     SFT T. Rowe Price Value (b)                     86,620,887       6,347,558

----------
     (a) For the period from January 1, 2014 through May 1, 2014.
     (b) For the Period from May 1, 2014 through December 31, 2014.

                                                                     (Continued)


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2014, and 2013 were as follows:

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY     AMER FUNDS
                                         VPS INTL VALUE    VP INC &    VP INFL PRO CL VP ULTRA CL II VP VALUE CL II  IS GLBL BOND
                                              CL B        GRO CL II          II            (a)            (a)            CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012           86,924      1,421,489      3,983,428     18,842,451     13,580,471        873,999
    Policy purchase payments                    141,611        149,090      1,031,394        867,832        894,724        841,849
    Policy terminations, withdrawal
        payments and charges                    (16,509)      (327,257)    (1,505,517)    (1,927,145)    (1,693,722)      (192,441)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013          212,026      1,243,322      3,509,305     17,783,138     12,781,473      1,523,407
    Policy purchase payments                     67,520        418,891        618,124        169,662        161,556        586,128
    Policy terminations, withdrawal
        payments and charges                    (24,838)      (177,309)      (502,256)   (17,952,800)   (12,943,029)      (521,253)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014          254,708      1,484,904      3,625,173             --             --      1,588,282
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS                    AMER FUNDS
                                            IS GLBL       IS GLBL SM    IS GROWTH CL  IS GROWTH-INC    AMER FUNDS       IS NEW
                                          GROWTH CL 2      CP CL 2            2            CL 2       IS INTL CL 2    WORLD CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012          288,211        579,370      1,003,890      1,052,006      1,526,167     12,772,978
    Policy purchase payments                    425,191        491,104      1,194,586        963,290      1,762,725      1,620,166
    Policy terminations, withdrawal
        payments and charges                    (61,804)       (66,621)      (196,383)      (283,799)      (217,539)      (292,853)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013          651,598      1,003,853      2,002,093      1,731,497      3,071,353     14,100,291
    Policy purchase payments                    415,527      2,185,008      4,488,108      3,884,082        897,894      1,802,754
    Policy terminations, withdrawal
        payments and charges                   (367,202)    (1,886,090)      (158,179)      (156,752)      (154,371)      (629,049)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014          699,923      1,302,771      6,332,022      5,458,827      3,814,876     15,273,996
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           AMER FUNDS
                                             IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FRANKLIN DEV
                                          GOVT/AAA CL     CONTRAFUND   EQUITY-INCOME   HIGH INCOME    FIDELITY VIP   MKTS VIP CL
                                               2           SC 2 (a)         SC2          SC2 (a)      MID CAP SC2          2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012          150,996     40,886,376     45,569,215      4,277,091     15,473,513     12,789,015
    Policy purchase payments                    146,255      1,119,743      1,702,097        879,986        492,043      1,133,659
    Policy terminations, withdrawal
        payments and charges                    (94,824)    (6,719,192)    (4,075,208)    (2,494,057)    (1,615,998)    (1,381,301)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013          202,427     35,286,927     43,196,104      2,663,020     14,349,558     12,541,373
    Policy purchase payments                    363,271        263,738      1,487,618        153,951        452,665        793,177
    Policy terminations, withdrawal
        payments and charges                    (28,182)   (35,550,665)    (3,193,794)    (2,816,971)    (1,484,640)    (1,347,088)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014          537,516             --     41,489,928             --     13,317,583     11,987,462
                                         ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            FRANKLIN       FRANKLIN     FRANKLIN SM-   FRANKLIN VIP     GOLDMAN        IBBOTSON
                                           MUTUAL SHS    SMALL CP VAL   MD CP GR VIP  LG CAP GRO CL   SACHS VI HQ     AGGRESSIVE
                                            VIP CL 2       VIP CL 2         CL 2           2 (a)       FLT RT SS      GRWTH ETF2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        6,453,828      1,724,431     18,716,472      2,083,987      1,348,441      6,561,362
    Policy purchase payments                    216,527        914,109        714,216        253,904        671,986      1,766,256
    Policy terminations, withdrawal
        payments and charges                   (905,361)      (254,227)    (2,327,876)      (321,671)      (298,827)    (1,277,704)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        5,764,994      2,384,313     17,102,812      2,016,220      1,721,600      7,049,914
    Policy purchase payments                    229,510      1,422,196        567,513         34,332        420,163      1,213,801
    Policy terminations, withdrawal
        payments and charges                   (904,509)      (324,646)    (1,663,819)    (2,050,552)      (282,946)    (1,039,742)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        5,089,995      3,481,863     16,006,506             --      1,858,817      7,223,973
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IBBOTSON       IBBOTSON                      IBBOTSON      INVESCO VI     INVESCO VI
                                            BALANCED     CONSERVATIVE     IBBOTSON       INCOME &     AMER FRANCH     AMER VALUE
                                              ETF2           ETF2       GROWTH ETF2    GROWTH ETF2     SR II (a)        SR II
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        4,568,297      1,405,832      6,574,447      1,180,691      3,903,984        279,253
    Policy purchase payments                  1,693,306        243,526      1,350,347        129,405        219,674        397,809
    Policy terminations, withdrawal
        payments and charges                 (1,814,295)      (383,611)      (475,192)       (60,772)      (520,483)       (63,198)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,447,308      1,265,747      7,449,602      1,249,324      3,603,175        613,864
    Policy purchase payments                  1,477,485        900,224      2,220,688         63,376         54,051        634,530
    Policy terminations, withdrawal
        payments and charges                   (358,940)      (117,740)      (900,582)      (108,386)    (3,657,226)       (92,196)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        5,565,853      2,048,231      8,769,708      1,204,314             --      1,156,198
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI                     IVY VIP
                                          COMSTOCK SR    CORE EQUITY    EQUITY & INC   GROWTH & INC  INVESCO VI SM      ASSET
                                               II         SR II (a)        SR II          SR II      CAP EQTY SR II    STRATEGY
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        2,607,872        462,157        622,666         89,886      1,933,271     25,582,035
    Policy purchase payments                  1,059,710        105,390        208,663        123,280        422,567      1,397,093
    Policy terminations, withdrawal
        payments and charges                   (387,593)       (61,171)       (80,652)       (98,457)      (554,388)    (6,910,627)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        3,279,989        506,376        750,677        114,709      1,801,450     20,068,501
    Policy purchase payments                    772,702         76,639        341,768        135,095        262,240        916,623
    Policy terminations, withdrawal
        payments and charges                   (721,666)      (583,015)      (118,821)       (78,395)      (420,160)    (4,503,963)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        3,331,025             --        973,624        171,409      1,643,530     16,481,161
                                         ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP        IVY VIP      IVY VIP GLBL     IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                            BALANCED     CORE EQUITY    NATURAL RES     GROWTH (a)     INCOME (C)    CORE EQUITY
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       21,337,995      6,645,209      4,680,542     34,192,490             --     33,311,802
    Policy purchase payments                    331,431      1,590,900      1,518,879        216,724        389,521        388,467
    Policy terminations, withdrawal
        payments and charges                 (1,866,877)      (775,490)      (740,023)    (2,842,927)        (9,611)    (2,777,651)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       19,802,549      7,460,619      5,459,398     31,566,287        379,910     30,922,618
    Policy purchase payments                    163,794      1,206,670      4,390,047         52,324     15,132,715        521,766
    Policy terminations, withdrawal
        payments and charges                 (3,386,991)      (945,789)    (2,509,541)   (31,618,611)    (2,424,926)    (2,088,997)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       16,579,352      7,721,500      7,339,904             --     13,087,699     29,355,387
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                           IVY VIP                                   IVY VIP SMALL     IVY VIP
                                          IVY VIP INTL    MICRO CAP     IVY VIP MID      IVY VIP       CAP GROWTH     SMALL CAP
                                             GROWTH         GROWTH       CAP GROWTH   SCIENCE & TECH      (a)           VALUE
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        4,396,200      6,373,144      1,662,547      3,078,511     24,976,086     23,341,686
    Policy purchase payments                    907,039        842,083        987,011      1,218,767        435,881        544,735
    Policy terminations, withdrawal
        payments and charges                   (407,109)      (663,385)      (477,540)      (415,424)    (2,244,276)    (2,635,276)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,896,130      6,551,842      2,172,018      3,881,854     23,167,691     21,251,145
    Policy purchase payments                    473,103        392,467        561,933        744,463        197,082        559,515
    Policy terminations, withdrawal
        payments and charges                   (623,682)    (1,313,656)      (480,165)      (995,898)   (23,364,773)    (1,899,424)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        4,745,551      5,630,653      2,253,786      3,630,419             --     19,911,236
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                                      JANUS ASPEN     MFS VIT -
                                                         JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP   VALUE SERIES -
                                         IVY VIP VALUE   BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS         SS (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       17,692,762      3,374,258     33,287,663     46,388,969      1,935,477     22,217,125
    Policy purchase payments                    363,700        525,592      1,271,243      2,265,542      1,195,669      1,308,664
    Policy terminations, withdrawal
        payments and charges                 (1,580,242)      (649,024)    (3,603,137)    (4,801,719)      (232,187)    (2,550,809)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       16,476,220      3,250,826     30,955,769     43,852,792      2,898,959     20,974,980
    Policy purchase payments                    429,830        410,716        729,646      2,382,289        478,303        190,822
    Policy terminations, withdrawal
        payments and charges                 (1,307,847)      (388,544)    (3,454,253)    (4,009,309)      (703,262)   (21,165,802)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       15,598,203      3,272,998     28,231,162     42,225,772      2,674,000             --
                                         ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                           MFS VIT
                                          MFS VIT INV      MID CAP        MFS VIT      MORGSTANLEY     NEUBERGER     OPPENHEIMER
                                         GROWTH SER SS    GROWTH SER   NEW DISCOVERY    UIF EMG MK   BERMAN SOC RESP  CAP APP VA
                                              (a)             SS         SER SS (a)      EQ CL 2          S CL          SS (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012
    Policy purchase payments                  6,965,993        732,291      4,636,841      2,127,400        308,396      2,183,311
    Policy terminations, withdrawal
        payments and charges                    561,800         72,192      1,102,180      2,043,238      1,178,837        128,788
Units outstanding at December 31, 2013         (955,068)      (107,582)      (938,109)      (339,402)      (706,076)      (451,068)
                                         -------------- -------------- -------------- -------------- -------------- --------------
    Policy purchase payments                  6,572,725        696,901      4,800,912      3,831,236        781,157      1,861,031
    Policy terminations, withdrawal
        payments and charges                    104,317        150,644         98,339      1,744,482        442,087         40,060
Units outstanding at December 31, 2014       (6,677,042)      (165,697)    (4,899,251)      (372,963)      (240,672)    (1,901,091)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                     --        681,848             --      5,202,755        982,572             --
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          OPPENHEIMER    OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT
                                          GBL STR INC    INTL GROW VA    MS SM CAP     LOW DUR PORT   TOTAL RETURN      EQUITY
                                           VA SS (a)          SS           VA SS          ADV CL         ADV CL      INCOME CL IB
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       22,183,643      4,340,949        222,772      5,938,613     14,887,889      2,507,584
    Policy purchase payments                  2,149,490      2,528,275        389,296      2,266,056      5,480,279        425,268
    Policy terminations, withdrawal
        payments and charges                 (2,705,134)      (371,253)      (172,218)    (2,710,945)    (2,831,236)      (792,550)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       21,627,999      6,497,971        439,850      5,493,724     17,536,932      2,140,302
    Policy purchase payments                    682,541      3,612,567        531,704      1,530,746      2,203,083        733,068
    Policy terminations, withdrawal
        payments and charges                (22,310,540)      (465,917)      (275,673)    (1,211,557)    (1,857,719)      (352,709)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014               --      9,644,621        695,881      5,812,913     17,882,296      2,520,661
                                         ============== ============== ============== ============== ============== ==============

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                                                         SFT
                                           PUTNAM VT      PUTNAM VT      PUTNAM VT                                     ADVANTUS
                                           GROWTH AND    INTER EQ CL     MULTI-CAP      PUTNAM VT     SFT ADVANTUS    INDEX 400
                                           INC CL IB          IB         GRO CL IB    VOYAGER CL IB    BOND CL 2       MC CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012          331,328      3,205,550        162,375      1,162,107     25,445,041     22,667,347
    Policy purchase payments                    163,934        216,484         75,389        440,344      1,337,525        842,044
    Policy terminations, withdrawal
        payments and charges                    (59,645)      (341,751)       (23,124)      (323,636)    (2,370,641)    (2,381,828)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013          435,617      3,080,283        214,640      1,278,815     24,411,925     21,127,563
    Policy purchase payments                    206,688        274,851        438,630        651,218        836,466        663,610
    Policy terminations, withdrawal
        payments and charges                   (249,070)      (279,868)      (203,698)      (469,474)    (1,841,837)    (1,849,514)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014          393,235      3,075,266        449,572      1,460,559     23,406,554     19,941,659
                                         ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                             SFT                                      SFT ADVANTUS
                                          SFT ADVANTUS  ADVANTUS INTL   SFT ADVANTUS   SFT ADVANTUS  REAL ESTATE CL    SFT IVY
                                         INDEX 500 CL 2   BOND CL 2     MONEY MARKET  MORTGAGE CL 2         2         GROWTH (b)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       31,054,272     13,827,494     13,092,844      9,587,805     13,874,543             --
    Policy purchase payments                    511,827      1,285,729     14,485,435        356,775        940,966             --
    Policy terminations, withdrawal
        payments and charges                 (4,005,014)    (2,775,033)   (15,385,971)    (1,160,607)    (1,448,733)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       27,561,085     12,338,190     12,192,308      8,783,973     13,366,776             --
    Policy purchase payments                    648,463        580,452      3,170,600        249,988      1,881,788     40,809,557
    Policy terminations, withdrawal
        payments and charges                 (1,926,448)    (1,287,980)    (3,632,589)      (786,369)    (2,409,776)    (2,453,598)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       26,283,100     11,630,662     11,730,319      8,247,592     12,838,788     38,355,959
                                         ============== ============== ============== ============== ============== ==============

                                                    SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------
                                          SFT IVY SMALL  SFT PYRAMIS
                                           CAP GROWTH    CORE EQUITY    SFT T. ROWE
                                              (b)          CL 2 (b)    PRICE VALUE (b)
                                         -------------- -------------- ---------------
Units outstanding at December 31, 2012               --             --              --
    Policy purchase payments                         --             --              --
    Policy terminations, withdrawal
        payments and charges                         --             --              --
                                         -------------- -------------- ---------------
Units outstanding at December 31, 2013               --             --              --
    Policy purchase payments                 26,619,267     35,282,791      32,255,794
    Policy terminations, withdrawal
        payments and charges                 (1,249,731)    (4,246,808)     (2,205,804)
                                         -------------- -------------- ---------------
Units outstanding at December 31, 2014       25,369,536     31,035,983      30,049,990
                                         ============== ============== ===============

----------------
(a) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
(b)  For the period from May 1, 2014 through December 31, 2014.
(c) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.

                                                                     (Continued)


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income and expense ratios, and total returns for the years or periods ended December 31, 2014, 2013, 2012, 2011, and 2010 is as follows:

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
ALLIANBERN VPS INTL VALUE CL B
    2014                             254,708   $    1.08         $    275,220       3.56%            0.50%            (6.93)%
    2013                             212,026        1.16              246,155       7.27%            0.50%            22.12%
    2012                              86,924        0.95               82,645       1.08%            0.50%            13.62%
    2011                             241,470        0.84              202,034       4.42%            0.50%           (19.84)%
    2010 (d)                         162,254        1.04              169,360       6.82%            0.50%             4.27%

AM CENTURY VP INC & GRO CL II
    2014                           1,484,904        2.53            3,751,031       1.82%            0.50%            11.77%
    2013                           1,243,322        2.26            2,810,026       1.95%            0.50%            34.81%
    2012                           1,421,489        1.68            2,383,170       1.88%            0.50%            13.89%
    2011                           1,279,250        1.47            1,883,225       1.34%            0.50%             2.34%
    2010                           1,252,529        1.44            1,801,645       1.27%            0.50%            13.29%

AM CENTURY VP INFL PRO CL II
    2014                           3,625,173        1.14            4,131,133       1.29%            0.50%             2.78%
    2013                           3,509,305        1.11            3,890,768       1.67%            0.50%            (8.93)%
    2012                           3,983,428        1.22            4,849,677       2.39%            0.50%             6.84%
    2011                           3,654,509        1.14            4,163,958       4.03%            0.50%            11.19%
    2010 (d)                       1,107,807        1.02            1,135,263       0.87%            0.50%             2.07%

AMER FUNDS IS GLBL BOND CL 2
    2014                           1,588,282        1.03            1,641,512       1.23%            0.50%             0.88%
    2013                           1,523,407        1.02            1,560,678       0.00%            0.50%            (3.06)%
    2012                             873,999        1.06              923,693       2.41%            0.50%             5.66%
    2011 (c)                         465,216        1.00              465,328       5.40%            0.50%            (0.14)%

AMER FUNDS IS GLBL GROWTH CL 2
    2014                             699,923        1.33              933,733       1.09%            0.50%             1.80%
    2013                             651,598        1.31              853,870       1.61%            0.50%            28.54%
    2012                             288,211        1.02              293,836       1.68%            0.50%            21.94%
    2011 (c)                          46,718        0.84               39,058       2.36%            0.50%           (16.64)%

AMER FUNDS IS GLBL SM CP CL 2
    2014                           1,302,771        1.18            1,534,175       0.09%            0.50%             1.61%
    2013                           1,003,853        1.16            1,163,399       0.89%            0.50%            27.64%
    2012                             579,370        0.91              526,059       1.36%            0.50%            17.58%
    2011 (c)                         313,810        0.77              242,320       0.17%            0.50%           (23.16)%

AMER FUNDS IS GROWTH CL 2
    2014                           6,332,022        1.44            9,090,310       1.16%            0.50%             7.97%
    2013                           2,002,093        1.33            2,662,148       1.16%            0.50%            29.46%
    2012                           1,003,890        1.03            1,031,155       1.04%            0.50%            17.30%
    2011 (c)                         530,714        0.88              464,729       0.78%            0.50%           (12.77)%

AMER FUNDS IS GROWTH-INC CL 2
    2014                           5,458,827        1.56            8,512,466       1.83%            0.50%            10.08%
    2013                           1,731,497        1.42            2,452,800       1.55%            0.50%            32.84%
    2012                           1,052,006        1.07            1,121,876       2.39%            0.50%            16.89%
    2011 (c)                         297,249        0.91              271,182       2.66%            0.50%            (8.84)%

AMER FUNDS IS INTL CL 2
    2014                           3,814,876        1.08            4,130,938       1.51%            0.50%            (3.14)%
    2013                           3,071,353        1.12            3,433,593       1.69%            0.50%            21.03%
    2012                           1,526,167        0.92            1,409,746       1.90%            0.50%            17.31%
    2011 (c)                         796,751        0.79              627,344       4.24%            0.50%           (21.54)%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
AMER FUNDS IS NEW WORLD CL 2
    2014                          15,273,996        0.98           14,934,201       1.02%            0.50%            (8.33)%
    2013                          14,100,291        1.07           15,039,422       1.46%            0.50%            10.83%
    2012                          12,772,978        0.96           12,293,094       4.36%            0.50%            17.23%
    2011 (c)                         319,496        0.82              262,305       2.99%            0.50%           (18.10)%

AMER FUNDS IS US GOVT/AAA CL 2
    2014                             537,516        1.08              583,196       1.31%            0.50%             4.49%
    2013                             202,427        1.04              210,198       0.72%            0.50%            (3.56)%
    2012                             150,996        1.08              162,583       1.03%            0.50%             1.39%
    2011 (c)                          84,990        1.06               90,253       3.59%            0.50%             6.11%

FIDELITY VIP EQUITY-INCOME SC2
    2014                          41,489,928        2.13           88,452,623       2.65%            0.50%             7.94%
    2013                          43,196,104        1.98           85,317,022       2.29%            0.50%            27.19%
    2012                          45,569,215        1.55           70,763,677       2.92%            0.50%            16.47%
    2011                          49,193,364        1.33           65,589,021       2.26%            0.50%             0.15%
    2010                          53,606,268        1.33           71,362,749       1.60%            0.50%            14.34%

FIDELITY VIP MID CAP SC2
    2014                          13,317,583        4.35           57,882,694       0.02%            0.50%             5.50%
    2013                          14,349,558        4.12           59,114,713       0.28%            0.50%            35.19%
    2012                          15,473,513        3.05           47,151,423       0.38%            0.50%            13.99%
    2011                          17,332,964        2.67           46,335,185       0.02%            0.50%           (11.30)%
    2010                          19,050,465        3.01           57,411,722       0.29%            0.50%            27.93%

FRANKLIN DEV MKTS VIP CL 2
    2014                          11,987,462        2.52           30,222,667       1.48%            0.50%            (8.85)%
    2013                          12,541,373        2.77           34,689,425       1.94%            0.50%            (1.42)%
    2012                          12,789,015        2.81           35,883,022       1.42%            0.50%            12.60%
    2011                          15,739,196        2.49           39,224,656       0.98%            0.50%           (16.28)%
    2010                          16,651,077        2.98           49,565,340       1.64%            0.50%            17.00%

FRANKLIN MUTUAL SHS VIP CL 2
    2014                           5,089,995        2.39           12,142,796       1.98%            0.50%             6.59%
    2013                           5,764,994        2.24           12,902,966       2.07%            0.50%            27.62%
    2012                           6,453,828        1.75           11,318,359       2.02%            0.50%            13.67%
    2011                           8,009,831        1.54           12,357,479       2.37%            0.50%            (1.53)%
    2010                           8,607,669        1.57           13,486,745       1.57%            0.50%            10.64%

FRANKLIN SMALL CP VAL VIP CL 2
    2014                           3,481,863        1.62            5,627,393       0.61%            0.50%             0.07%
    2013                           2,384,313        1.62            3,850,893       1.31%            0.50%            35.56%
    2012                           1,724,431        1.19            2,054,547       0.78%            0.50%            17.79%
    2011                           1,253,928        1.01            1,268,261       0.76%            0.50%            (4.24)%
    2010 (d)                         429,097        1.06              453,231       0.17%            0.50%             8.36%

FRANKLIN SM-MD CP GR VIP CL 2
    2014                          16,006,506        1.51           24,146,039       0.00%            0.50%             6.94%
    2013                          17,102,812        1.41           24,127,091       0.00%            0.50%            37.47%
    2012                          18,716,472        1.03           19,208,030       0.00%            0.50%            10.30%
    2011                          20,415,383        0.93           18,996,212       0.00%            0.50%            (5.30)%
    2010                          22,599,348        0.98           22,207,074       0.00%            0.50%            26.99%

GOLDMAN SACHS VI HQ FLT RT SS
    2014                           1,858,817        1.10            2,050,998       0.29%            0.50%            (0.58)%
    2013                           1,721,600        1.11            1,910,781       0.50%            0.50%            (0.09)%
    2012                           1,348,441        1.11            1,498,072       0.76%            0.50%             2.27%
    2011                           1,077,778        1.09            1,170,789       0.91%            0.50%             5.82%
    2010 (d)                         553,405        1.03              568,119       1.10%            0.50%             2.56%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
IBBOTSON AGGRESSIVE GRWTH ETF2
    2014                           7,223,973        1.41           10,160,326       0.97%            0.50%             3.95%
    2013                           7,049,914        1.35            9,538,972       1.20%            0.50%            17.53%
    2012                           6,561,362        1.15            7,553,849       1.27%            0.50%            13.62%
    2011                           5,219,002        1.01            5,287,819       1.88%            0.50%            (5.52)%
    2010 (d)                       1,702,751        1.07            1,825,964       0.92%            0.50%             8.75%

IBBOTSON BALANCED ETF2
    2014                           5,565,853        1.33            7,397,469       1.25%            0.50%             3.99%
    2013                           4,447,308        1.28            5,684,520       1.39%            0.50%            11.30%
    2012                           4,568,297        1.15            5,246,135       1.72%            0.50%            10.26%
    2011                           3,151,673        1.04            3,282,529       1.22%            0.50%            (1.38)%
    2010 (d)                       1,088,387        1.06            1,149,484       2.57%            0.50%             6.50%

IBBOTSON CONSERVATIVE ETF2
    2014                           2,048,231        1.16            2,375,899       1.21%            0.50%             2.25%
    2013                           1,265,747        1.13            1,435,886       1.24%            0.50%             2.05%
    2012                           1,405,832        1.11            1,562,706       1.98%            0.50%             4.68%
    2011                             698,274        1.06              741,470       2.04%            0.50%             2.63%
    2010 (d)                          82,421        1.03               85,280       1.26%            0.50%             3.66%

IBBOTSON GROWTH ETF2
    2014                           8,769,708        1.38           12,133,457       1.08%            0.50%             4.05%
    2013                           7,449,602        1.33            9,905,843       1.27%            0.50%            15.97%
    2012                           6,574,447        1.15            7,538,658       1.29%            0.50%            12.35%
    2011                           5,913,172        1.02            6,034,853       1.23%            0.50%            (4.16)%
    2010 (d)                       4,063,688        1.06            4,327,389       0.96%            0.50%             7.79%

IBBOTSON INCOME & GROWTH ETF2
    2014                           1,204,314        1.24            1,492,380       1.15%            0.50%             2.79%
    2013                           1,249,324        1.21            1,506,157       1.46%            0.50%             6.80%
    2012                           1,180,691        1.13            1,332,809       1.85%            0.50%             7.33%
    2011                           1,009,618        1.05            1,061,853       0.92%            0.50%             0.58%
    2010 (d)                         687,098        1.05              718,494       1.21%            0.50%             5.09%

INVESCO VI AMER VALUE SR II
    2014                           1,156,198        1.79            2,064,096       0.20%            0.50%             8.93%
    2013                             613,864        1.64            1,006,053       0.73%            0.50%            33.27%
    2012                             279,253        1.23              343,434       0.80%            0.50%            16.49%
    2011                              61,976        1.06               65,443       0.59%            0.50%             0.32%
    2010 (d)                          20,158        1.05               21,227       0.48%            0.50%             6.82%

INVESCO VI COMSTOCK SR II
    2014                           3,331,025        1.79            5,969,917       1.07%            0.50%             8.56%
    2013                           3,279,989        1.65            5,415,108       1.56%            0.50%            34.98%
    2012                           2,607,872        1.22            3,189,821       1.61%            0.50%            18.33%
    2011                           2,040,933        1.03            2,109,673       1.04%            0.50%            (2.59)%
    2010 (d)                         613,572        1.06              651,131       0.00%            0.50%             7.79%

INVESCO VI EQUITY & INC SR II
    2014                             973,624        1.80            1,750,446       1.62%            0.50%             8.22%
    2013                             750,677        1.66            1,247,061       1.57%            0.50%            24.26%
    2012                             622,666        1.34              832,439       1.83%            0.50%            11.83%
    2011                             602,982        1.20              720,872       2.10%            0.50%            (2.36)%
    2010                             573,465        1.22              702,190       1.75%            0.50%             7.23%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
INVESCO VI GROWTH & Inc Sr II
    2014                             171,409        1.65              282,994       1.41%            0.50%             9.42%
    2013                             114,709        1.51              173,085       1.46%            0.50%            33.10%
    2012                              89,886        1.13              101,900       1.19%            0.50%            13.78%
    2011                              72,942        1.00               72,680       1.14%            0.50%            (2.74)%
    2010 (d)                          33,949        1.02               34,785       0.00%            0.50%             3.91%

INVESCO VI SM CAP EQTY SR II
    2014                           1,643,530        1.68            2,759,252       0.00%            0.50%             1.58%
    2013                           1,801,450        1.65            2,977,434       0.00%            0.50%            36.40%
    2012                           1,933,271        1.21            2,342,561       0.00%            0.50%            13.08%
    2011                           1,414,422        1.07            1,515,492       0.00%            0.50%            (1.48)%
    2010 (d)                         484,810        1.09              527,258       0.00%            0.50%            11.83%

IVY VIP ASSET STRATEGY
    2014                          16,481,161        3.23           53,272,682       0.50%            0.50%            (5.74)%
    2013                          20,068,501        3.43           68,814,429       1.32%            0.50%            24.51%
    2012                          25,582,035        2.75           70,452,599       1.14%            0.50%            18.58%
    2011                          27,505,594        2.32           63,880,677       1.03%            0.50%            (7.67)%
    2010                          27,782,944        2.52           69,882,988       1.15%            0.50%             8.13%

IVY VIP BALANCED
    2014                          16,579,352        7.61          126,128,760       0.97%            0.50%             7.04%
    2013                          19,802,549        7.11          140,743,277       1.46%            0.50%            23.08%
    2012                          21,337,995        5.77          123,216,733       1.49%            0.50%            11.19%
    2011                          23,348,452        5.19          121,261,324       1.50%            0.50%             2.80%
    2010                          25,367,128        5.05          128,158,498       1.96%            0.50%            16.52%

IVY VIP CORE EQUITY
    2014                           7,721,500        2.16           16,694,427       0.49%            0.50%             9.13%
    2013                           7,460,619        1.98           14,780,726       0.53%            0.50%            32.84%
    2012                           6,645,209        1.49            9,910,363       0.58%            0.50%            18.01%
    2011                           6,797,935        1.26            8,590,961       0.36%            0.50%             1.16%
    2010                           7,214,970        1.25            9,013,733       0.98%            0.50%            20.29%

IVY VIP GLBL NATURAL RES
    2014                           7,339,904        0.85            6,225,728       0.00%            0.50%           (13.47)%
    2013                           5,459,398        0.98            5,351,672       0.00%            0.50%             7.26%
    2012                           4,680,542        0.91            4,277,538       0.00%            0.50%             1.38%
    2011                           4,223,082        0.90            3,807,158       0.00%            0.50%           (21.83)%
    2010 (d)                       1,454,975        1.15            1,678,524       0.00%            0.50%            16.94%

IVY VIP HIGH INCOME
    2014                          13,087,699        1.05           13,812,067       7.05%            0.50%             1.40%
    2013 (b)                         379,910        1.04              395,262       1.32%            0.50%             3.84%

IVY VIP INTL CORE EQUITY
    2014                          29,355,387        5.55          162,899,976       2.51%            0.50%             0.94%
    2013                          30,922,618        5.50          170,002,976       1.63%            0.50%            24.29%
    2012                          33,311,802        4.42          147,348,003       2.33%            0.50%            12.76%
    2011                          35,607,995        3.92          139,680,464       1.55%            0.50%           (14.31)%
    2010                          38,366,212        4.58          175,640,446       1.37%            0.50%            13.52%

IVY VIP INTL GROWTH
    2014                           4,745,551        2.31           10,973,407       2.11%            0.50%             0.45%
    2013                           4,896,130        2.30           11,270,645       0.90%            0.50%            18.63%
    2012                           4,396,200        1.94            8,530,504       1.90%            0.50%            17.46%
    2011                           4,138,309        1.65            6,836,333       0.41%            0.50%            (7.78)%
    2010                           3,632,374        1.79            6,506,969       0.93%            0.50%            14.21%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
IVY VIP MICRO CAP GROWTH
    2014                           5,630,653        3.81           21,471,051       0.00%            0.50%            (2.23)%
    2013                           6,551,842        3.90           25,553,668       0.00%            0.50%            56.50%
    2012                           6,373,144        2.49           15,883,055       0.00%            0.50%            11.28%
    2011                           6,904,768        2.24           15,463,227       0.00%            0.50%            (7.48)%
    2010                           7,771,701        2.42           18,810,862       0.00%            0.50%            40.15%

IVY VIP MID CAP GROWTH
    2014                           2,253,786        1.80            4,061,535       0.00%            0.50%             7.33%
    2013                           2,172,018        1.68            3,646,835       0.00%            0.50%            29.29%
    2012                           1,662,547        1.30            2,159,156       0.00%            0.50%            12.99%
    2011                             626,632        1.15              720,461       0.00%            0.50%            (1.05)%
    2010 (d)                          57,095        1.16               66,680       0.16%            0.50%            18.58%

IVY VIP SCIENCE & TECH
    2014                           3,630,419        3.96           14,392,214       0.00%            0.50%             2.40%
    2013                           3,881,854        3.87           15,028,658       0.00%            0.50%            55.61%
    2012                           3,078,511        2.49            7,659,474       0.00%            0.50%            27.19%
    2011                           3,170,533        1.96            6,202,018       0.00%            0.50%            (6.24)%
    2010                           3,226,035        2.09            6,730,318       0.00%            0.50%            12.19%

IVY VIP SMALL CAP VALUE
    2014                          19,911,236        3.28           65,263,162       0.09%            0.50%             6.51%
    2013                          21,251,145        3.08           65,395,891       0.84%            0.50%            32.86%
    2012                          23,341,686        2.32           54,062,629       0.44%            0.50%            18.04%
    2011                          25,302,476        1.96           49,647,685       0.48%            0.50%           (13.22)%
    2010                          27,274,778        2.26           61,672,389       0.07%            0.50%            25.78%

IVY VIP VALUE
    2014                          15,598,203        4.49           69,995,951       1.08%            0.50%            10.39%
    2013                          16,476,220        4.06           66,976,547       0.79%            0.50%            34.66%
    2012                          17,692,762        3.02           53,409,393       1.32%            0.50%            18.29%
    2011                          19,206,467        2.55           49,015,588       0.75%            0.50%            (7.78)%
    2010                          21,086,419        2.77           58,352,182       0.90%            0.50%            18.12%

JANUS ASPEN BALANCED SS
    2014                           3,272,998        2.51            8,216,053       1.52%            0.50%             7.70%
    2013                           3,250,826        2.33            7,577,080       1.32%            0.50%            19.21%
    2012                           3,374,258        1.96            6,597,679       2.59%            0.50%            12.81%
    2011                           3,148,015        1.73            5,456,455       2.34%            0.50%             0.85%
    2010                           3,068,732        1.72            5,274,184       2.61%            0.50%             7.58%

JANUS ASPEN FORTY SS
    2014                          28,231,162        1.71           48,180,766       0.03%            0.50%             7.93%
    2013                          30,955,769        1.58           48,950,241       0.58%            0.50%            30.23%
    2012                          33,287,663        1.21           40,417,848       0.58%            0.50%            23.24%
    2011                          36,789,471        0.99           36,246,258       0.25%            0.50%            (7.40)%
    2010                          41,015,977        1.06           43,641,765       0.22%            0.50%             5.95%

JANUS ASPEN OVERSEAS SS
    2014                          42,225,772        1.44           60,633,887       3.00%            0.50%           (12.54)%
    2013                          43,852,792        1.64           71,998,130       3.07%            0.50%            13.71%
    2012                          46,388,969        1.44           66,978,333       0.61%            0.50%            12.62%
    2011                          51,916,451        1.28           66,561,798       0.38%            0.50%           (32.67)%
    2010                          54,061,965        1.90          102,951,653       0.55%            0.50%            24.39%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
JANUS ASPEN PERK MID CP VAL SS
    2014                           2,674,000        1.50            4,009,588       1.25%            0.50%             7.90%
    2013                           2,898,959        1.39            4,028,701       1.20%            0.50%            25.18%
    2012                           1,935,477        1.11            2,148,679       0.92%            0.50%            10.23%
    2011                           1,056,896        1.01            1,064,351       0.67%            0.50%            (3.47)%
    2010 (d)                         477,709        1.04              498,366       0.73%            0.50%             6.08%

MFS VIT MID CAP GROWTH SER SS
    2014                             681,848        2.30            1,567,737       0.00%            0.50%             8.02%
    2013                             696,901        2.13            1,483,420       0.00%            0.50%            36.53%
    2012                             732,291        1.56            1,141,668       0.00%            0.50%            15.84%
    2011                             721,519        1.35              971,048       0.00%            0.50%            (6.63)%
    2010                             744,081        1.44            1,072,539       0.00%            0.50%            28.56%

MORGSTANLEY UIF EMG MK EQ CL 2
    2014                           5,202,755        1.04            5,424,152       0.33%            0.50%            (5.03)%
    2013                           3,831,236        1.10            4,205,880       1.22%            0.50%            (1.59)%
    2012                           2,127,400        1.12            2,373,274       0.00%            0.50%            19.24%
    2011                             682,463        0.94              638,499       0.38%            0.50%           (18.64)%
    2010 (d)                         304,066        1.15              349,684       0.19%            0.50%            15.43%

NEUBERGERBERMAN SOC RESP S CL
    2014                             982,572        1.73            1,696,878       0.12%            0.50%             9.56%
    2013                             781,157        1.58            1,231,320       0.72%            0.50%            36.73%
    2012                             308,396        1.15              355,544       0.09%            0.50%            10.19%
    2011                             354,555        1.05              370,943       0.39%            0.50%            (3.64)%
    2010 (d)                          16,233        1.09               17,620       0.03%            0.50%             9.70%

OPPENHEIMER INTL GROW VA SS
    2014                           9,644,621        3.29           31,698,194       0.87%            0.50%            (7.62)%
    2013                           6,497,971        3.56           23,117,081       0.96%            0.50%            25.09%
    2012                           4,340,949        2.84           12,346,297       1.14%            0.50%            21.07%
    2011                           4,291,559        2.35           10,081,267       0.72%            0.50%            (8.07)%
    2010                           4,941,163        2.56           12,626,264       1.01%            0.50%            14.04%

OPPENHEIMER MS SM CAP VA SS
    2014                             695,881        1.87            1,298,734       0.67%            0.50%            11.10%
    2013                             439,850        1.68              738,905       0.67%            0.50%            39.92%
    2012                             222,772        1.20              267,463       0.36%            0.50%            17.08%
    2011                             150,074        1.03              153,892       0.27%            0.50%            (2.87)%
    2010 (d)                          71,859        1.06               75,866       0.00%            0.50%             8.33%

PIMCO VIT LOW DUR PORT ADV CL
    2014                           5,812,913        1.08            6,261,708       1.03%            0.50%             0.25%
    2013                           5,493,724        1.07            5,903,230       1.36%            0.50%            (0.73)%
    2012                           5,938,613        1.08            6,428,276       1.80%            0.50%             5.22%
    2011                           3,516,215        1.03            3,617,353       1.56%            0.50%             0.51%
    2010 (d)                       1,328,787        1.02            1,360,177       1.20%            0.50%             2.25%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
PIMCO VIT TOTAL RETURN ADV CL
    2014                          17,882,296        1.18           21,088,924       2.12%            0.50%             3.66%
    2013                          17,536,932        1.14           19,952,383       2.11%            0.50%            (2.55)%
    2012                          14,887,889        1.17           17,380,795       2.47%            0.50%             8.95%
    2011                           9,896,791        1.07           10,604,859       2.56%            0.50%             2.99%
    2010 (d)                       4,656,559        1.04            4,844,897       1.60%            0.50%             3.84%

PUTNAM VT EQUITY INCOME CL IB
    2014                           2,520,661        2.42            6,094,093       1.59%            0.50%            12.10%
    2013                           2,140,302        2.16            4,616,562       1.83%            0.50%            31.75%
    2012                           2,507,584        1.64            4,104,735       2.33%            0.50%            18.71%
    2011                           2,132,060        1.38            2,940,332       1.71%            0.50%             1.41%
    2010                           1,800,124        1.36            2,448,267       1.95%            0.50%            12.05%

PUTNAM VT GROWTH AND INC CL IB
    2014                             393,235        2.32              912,351       1.28%            0.50%            10.18%
    2013                             435,617        2.11              917,289       1.42%            0.50%            35.00%
    2012                             331,328        1.56              516,812       1.81%            0.50%            18.54%
    2011                             383,874        1.32              505,109       1.24%            0.50%            (5.12)%
    2010                             406,778        1.39              564,100       1.55%            0.50%            13.81%

PUTNAM VT INTER EQ CL IB
    2014                           3,075,266        2.03            6,230,479       0.92%            0.50%            (7.24)%
    2013                           3,080,283        2.18            6,727,901       1.41%            0.50%            27.43%
    2012                           3,205,550        1.71            5,494,268       2.18%            0.50%            21.31%
    2011                           3,323,321        1.41            4,694,740       3.29%            0.50%           (17.35)%
    2010                           3,647,181        1.71            6,233,581       3.49%            0.50%             9.48%

PUTNAM VT MULTI-CAP GRO CL IB
    2014                             449,572        2.71            1,220,213       0.39%            0.50%            12.92%
    2013                             214,640        2.40              515,909       0.44%            0.50%            35.76%
    2012                             162,375        1.77              287,489       0.23%            0.50%            16.18%
    2011                             158,630        1.52              241,751       0.26%            0.50%            (5.56)%
    2010                             159,380        1.61              257,184       0.34%            0.50%            18.96%

PUTNAM VT VOYAGER CL IB
    2014                           1,460,559        2.55            3,723,292       0.72%            0.50%             9.17%
    2013                           1,278,815        2.33            2,986,044       0.75%            0.50%            43.01%
    2012                           1,162,107        1.63            1,897,465       0.35%            0.50%            13.66%
    2011                           1,465,838        1.44            2,105,785       0.00%            0.50%           (18.26)%
    2010                           1,217,787        1.76            2,140,175       1.15%            0.50%            20.20%

SFT ADVANTUS BOND CL 2
    2014                          23,406,554        4.40          103,055,002       0.00%            0.50%             5.76%
    2013                          24,411,925        4.16          101,626,780       0.00%            0.50%            (1.15)%
    2012                          25,445,041        4.21          107,157,906       0.00%            0.50%             6.88%
    2011                          27,739,375        3.94          109,301,002       0.00%            0.50%             7.49%
    2010                          30,840,074        3.67          113,053,023       0.00%            0.50%             8.81%

SFT ADVANTUS INDEX 400 MC CL 2
    2014                          19,941,659        4.10           81,826,132       0.00%            0.50%             8.69%
    2013                          21,127,563        3.77           79,758,423       0.00%            0.50%            32.12%
    2012                          22,667,347        2.86           64,769,419       0.00%            0.50%            16.66%
    2011                          23,723,937        2.45           58,109,427       0.00%            0.50%            (2.75)%
    2010                          25,843,325        2.52           65,091,676       0.00%            0.50%            25.30%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                AT DECEMBER 31                     FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------   -------------------------------------------------
                                    UNITS                                        INVESTMENT
                                 OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                 -----------   ---------------   ------------   -------------   ---------------   ---------------
SFT ADVANTUS INDEX 500 CL 2
    2014                          26,283,100        9.52          250,191,418       0.00%            0.50%            12.56%
    2013                          27,561,085        8.46          233,075,737       0.00%            0.50%            31.05%
    2012                          31,054,272        6.45          200,389,522       0.00%            0.50%            14.85%
    2011                          32,845,483        5.62          184,550,454       0.00%            0.50%             1.09%
    2010                          35,976,254        5.56          199,966,724       0.00%            0.50%            13.97%

SFT ADVANTUS INTL BOND CL 2
    2014                          11,630,662        2.55           29,694,260       0.00%            0.50%             1.20%
    2013                          12,338,190        2.52           31,128,429       0.00%            0.50%            (0.57)%
    2012                          13,827,494        2.54           35,086,961       0.00%            0.50%            15.61%
    2011                          14,238,053        2.19           31,249,252       0.00%            0.50%            (0.76)%
    2010                          14,802,997        2.21           32,737,160       0.00%            0.50%            13.33%

SFT ADVANTUS MONEY MARKET
    2014                          11,730,319        2.16           25,380,544       0.00%            0.50%            (0.50)%
    2013                          12,192,308        2.18           26,512,522       0.00%            0.50%            (0.50)%
    2012                          13,092,844        2.19           28,615,182       0.00%            0.50%            (0.50)%
    2011                          14,371,277        2.20           31,567,866       0.00%            0.50%            (0.50)%
    2010                          14,267,006        2.21           31,493,253       0.04%            0.50%            (0.36)%

SFT ADVANTUS MORTGAGE CL 2
    2014                           8,247,592        4.33           35,682,512       0.00%            0.50%             5.24%
    2013                           8,783,973        4.11           36,112,470       0.00%            0.50%            (2.47)%
    2012                           9,587,805        4.22           40,413,450       0.00%            0.50%             2.97%
    2011                          10,527,228        4.09           43,092,689       0.00%            0.50%             6.20%
    2010                          11,628,677        3.85           44,821,569       0.00%            0.50%             5.68%

SFT ADVANTUS REAL ESTATE CL 2
    2014                          12,838,788        4.49           57,694,153       0.00%            0.50%            29.72%
    2013                          13,366,776        3.46           46,303,602       0.00%            0.50%             0.64%
    2012                          13,874,543        3.44           47,755,446       0.00%            0.50%            17.31%
    2011                          14,651,240        2.93           42,986,981       0.00%            0.50%             4.89%
    2010                          15,642,319        2.80           43,753,941       0.00%            0.50%            28.27%

SFT IVY GROWTH
    2014 (a)                      38,355,959        7.15          274,104,240       0.00%            0.50%            12.58%

SFT IVY SMALL CAP GROWTH
    2014 (a)                      25,369,536        4.17          105,792,773       0.00%            0.43%             8.43%

SFT PYRAMIS CORE EQUITY CL 2
    2014 (a)                      31,035,983        2.39           74,293,350       0.00%            0.38%            11.27%

SFT T. ROWE PRICE VALUE
    2014 (a)                      30,049,990        2.90           87,180,685       0.00%            0.47%             7.85%

----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from May 1, 2014 to December 31, 2014. During this period SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses of $47,512, $60,806, and $17,301 respectively resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03% respectively.
(b) For the period from May 1, 2013 to December 31, 2013.
(c) For the period from April 28, 2011 to December 31, 2011.
(d) For the period from April 30, 2010 to December 31, 2010.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2015, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2014, 2013 AND 2012

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402





                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with U.S. generally accepted accounting principles.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

As discussed in note 2 to the consolidated financial statements, the merger of Balboa Life Insurance Company, Balboa Life Insurance Company of New York, and Cherokee National Life Insurance Company has been accounted for a transfer of net assets between entities under common control, which requires recording the transaction at historical cost, with amounts restated for all periods presented. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP


Minneapolis, Minnesota
March 3, 2015

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2014 AND 2013
                                 (IN THOUSANDS)

ASSETS                                                                                           2014                   2013
                                                                                          ------------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $11,239,878 and $10,801,411)       $     11,926,652       $     11,170,640
    Equity securities, at fair value (cost $364,775 and $336,108)                                   434,952                403,409
    Mortgage loans, net                                                                           1,935,983              1,760,316
    Finance receivables, net                                                                        279,343                261,519
    Policy loans                                                                                    380,603                356,696
    Alternative investments                                                                         536,921                495,219
    Fixed maturity securities on loan, at fair value
      (amortized cost $45,445 and $40,659)                                                           45,054                 40,662
    Equity securities on loan, at fair value (cost $2,190 and $1,403)                                 2,575                  1,656
    Derivative instruments                                                                          258,001                224,375
    Other invested assets                                                                            61,838                 45,730
                                                                                          ------------------     ------------------
      Total investments                                                                          15,861,922             14,760,222

    Cash and cash equivalents                                                                       376,520                294,688
    Securities held as collateral                                                                    29,398                 21,613
    Deferred policy acquisition costs                                                               940,090              1,040,678
    Accrued investment income                                                                       128,366                126,369
    Premiums and fees receivable                                                                    276,439                238,867
    Property and equipment, net                                                                      98,631                 92,799
    Income tax recoverable:
       Current                                                                                        5,779                      -
    Reinsurance recoverables                                                                      1,136,393              1,061,410
    Goodwill and intangible assets, net                                                             151,833                 53,772
    Other assets                                                                                    132,016                100,425
    Separate account assets                                                                      19,489,206             18,044,905
                                                                                          ------------------     ------------------
         Total assets                                                                      $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                                   $      8,859,315       $      8,368,493
    Future policy and contract benefits                                                           2,974,498              2,856,983
    Pending policy and contract claims                                                              530,640                465,888
    Other policyholder funds                                                                      1,222,729              1,096,356
    Policyholder dividends payable                                                                   27,560                 30,810
    Unearned premiums and fees                                                                      250,629                324,097
    Pension and other postretirement benefits                                                        17,322                  9,893
    Income tax liability:
       Current                                                                                            -                  2,286
       Deferred                                                                                     275,786                185,937
    Accrued commissions and expenses                                                                213,950                195,457
    Other liabilities                                                                               441,346                484,472
    Short-term debt                                                                                  50,000                 50,000
    Long-term debt                                                                                  393,000                318,000
    Securities lending collateral                                                                    30,467                 30,748
    Separate account liabilities                                                                 19,489,206             18,044,905
                                                                                          ------------------     ------------------
      Total liabilities                                                                          34,776,448             32,464,325
                                                                                          ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                         5,000                  5,000
    Additional paid in capital                                                                      196,254                196,254
    Accumulated other comprehensive income (loss)                                                   335,810                269,516
    Retained earnings                                                                             3,281,476              2,900,653
                                                                                          ------------------     ------------------
    Total Minnesota Life Insurance Company and subsidiaries stockholder's equity                  3,818,540              3,371,423

    Noncontrolling interests                                                                         31,605                      -
                                                                                          ------------------     ------------------
         Total stockholder's equity                                                               3,850,145              3,371,423
                                                                                          ------------------     ------------------
            Total liabilities and stockholder's equity                                     $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                         2014           2013           2012
                                                                                   --------------  --------------  -------------
Revenues:

  Premiums                                                                          $  2,039,309    $  1,792,206    $ 1,671,304
  Policy and contract fees                                                               652,779         603,380        554,007
  Net investment income                                                                  664,299         639,833        630,288
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                         (2,852)           (495)          (287)
    Other net realized investment gains (losses)                                         136,607         (36,159)        83,020
                                                                                   --------------  --------------  -------------
     Total net realized investment gains (losses)                                        133,755         (36,654)        82,733
  Finance charge income                                                                   85,855          77,112         70,851
  Commission income                                                                      152,983         126,486        118,651
  Other income                                                                            47,204          37,938         31,219
                                                                                   --------------  --------------  -------------
     Total revenues                                                                    3,776,184       3,240,301      3,159,053
                                                                                   --------------  --------------  -------------

Benefits and expenses:

  Policyholder benefits                                                                1,895,745       1,730,448      1,629,659
  Interest credited to policies and contracts                                            380,474         382,393        353,976
  General operating expenses                                                             656,590         599,487        579,471
  Commissions                                                                            378,368         323,229        255,637
  Administrative and sponsorship fees                                                     72,758          64,188         53,219
  Dividends to policyholders                                                               6,088           6,609          7,679
  Interest expense                                                                        10,321          10,143          9,821
  Amortization of deferred policy acquisition costs                                      216,753         187,834        183,108
  Capitalization of policy acquisition costs                                            (314,814)       (294,111)      (255,831)
                                                                                   --------------  --------------  -------------
     Total benefits and expenses                                                       3,302,283       3,010,220      2,816,739
                                                                                   --------------  --------------  -------------
      Income from operations before taxes                                                473,901         230,081        342,314

Income tax expense (benefit):
    Current                                                                              124,345         103,477         86,500
    Deferred                                                                              18,181         (45,163)        17,643
                                                                                   --------------  --------------  -------------
      Total income tax expense                                                           142,526          58,314        104,143
       Net income                                                                   $    331,375    $    171,767    $   238,171
                                                                                   ==============  ==============  =============



Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the period         $    308,292    $   (606,583)   $   279,930
  Unrealized gains (losses) on securities - other than temporary impairments              (2,955)         (8,352)        17,222
  Adjustment to deferred policy acquisition costs                                       (198,649)        246,061        (89,533)
  Adjustment to reserves                                                                 (19,585)        110,274        (44,051)
  Adjustment to unearned policy and contract fees                                        114,854         (99,756)         9,761
  Adjustment to pension and other retirement plans                                       (12,043)         10,149         (1,438)
                                                                                   --------------  --------------  -------------
   Other comprehensive income (loss), before tax                                         189,914        (348,207)       171,891
   Income tax benefit (expense) related to items of other comprehensive income           (66,472)        124,078        (61,313)
                                                                                   --------------  --------------  -------------
    Other comprehensive income (loss), net of tax                                        123,442        (224,129)       110,578
                                                                                   --------------  --------------  -------------
     Total comprehensive income (loss)                                              $    454,817    $    (52,362)   $   348,749
                                                                                   ==============  ==============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                 ACCUMULATED
                                                   ADDITIONAL       OTHER
                                       COMMON        PAID IN    COMPREHENSIVE     RETAINED      NONCONTROLLING        TOTAL
                                        STOCK        CAPITAL    INCOME (LOSS)     EARNINGS         INTERESTS          EQUITY
                                     -----------  ------------  -------------  --------------   --------------   ---------------
2012:
  Balance, beginning of year           $   5,000    $  179,522    $   381,951    $  2,490,864     $          -     $   3,057,337

  Cherokee National Life Insurance
   Company                                     -        16,732          1,116            (149)               -            17,699
                                     -----------  ------------  -------------  --------------   --------------   ---------------
    Restated beginning balance         $   5,000    $  196,254    $   383,067    $  2,490,715     $          -     $   3,075,036


    Comprehensive income:
     Net income                                -             -              -         238,171                -           238,171
     Other comprehensive income                -             -        110,578               -                -           110,578
                                                                                                                 ---------------
      Total comprehensive income                                                                                         348,749
                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785
                                     ===========  ============  =============  ==============   ==============   ===============

2013:
  Balance, beginning of year           $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785

    Comprehensive loss:
     Net income                                -             -              -         171,767                -           171,767
     Other comprehensive loss                  -             -       (224,129)              -                -          (224,129)
                                                                                                                 ---------------
      Total comprehensive loss                                                                                           (52,362)
                                     -----------  ------------  -------------  --------------   --------------   ---------------
Balance, end of year                   $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423
                                     ===========  ============  =============  ==============   ==============   ===============

2014:
  Balance, beginning of year           $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423

    Comprehensive income:
     Net income                                -             -              -         331,375                -           331,375
     Other comprehensive income                -             -        123,442               -                -           123,442
                                                                                                                 ---------------
      Total comprehensive income                                                                                         454,817

    Change in accounting principle             -             -        (57,148)         57,148                -                 -

    Dividends to stockholder                   -             -              -          (7,700)               -            (7,700)

    Change in equity of
     noncontrolling interests                  -             -              -               -           31,605            31,605

                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   335,810    $  3,281,476     $     31,605     $   3,850,145
                                     ===========  ============  =============  ==============   ==============   ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

CASH FLOWS FROM OPERATING ACTIVITIES                                     2014                2013                2012
                                                                   ---------------     ---------------     ---------------
Net income                                                          $     331,375       $     171,767       $     238,171
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                    266,191             281,102             273,272
  Fees deducted from policy and contract balances                        (451,583)           (413,537)           (394,499)
  Change in future policy benefits                                         56,105              11,152              65,510
  Change in other policyholder liabilities, net                           151,934             269,047             139,082
  Amortization of deferred policy acquisition costs                       216,753             187,834             183,108
  Capitalization of policy acquisition costs                             (314,814)           (294,111)           (255,831)
  Change in premiums and fees receivable                                  (34,508)            (36,707)            (20,388)
  Deferred tax provision                                                   18,181             (45,163)             17,643
  Change in income tax recoverables / liabilities - current                (8,065)             (5,171)            (30,155)
  Net realized investment losses (gains)                                 (133,755)             36,654             (82,733)
  Change in reinsurance recoverables                                      (74,983)            (35,137)            (67,335)
  Other, net                                                               31,161              88,807            (114,425)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by (used for) operating activities           53,992             216,537             (48,580)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                             2,255,590           2,150,401           2,511,988
  Equity securities                                                       256,730             131,008             118,434
  Alternative investments                                                 102,290             101,227              85,957
  Derivative instruments                                                  267,911             210,822             210,393
  Other invested assets                                                     1,416               1,758              11,970
Proceeds from maturities and repayments of:
  Fixed maturity securities                                             1,153,092           1,129,686             923,081
  Mortgage loans                                                          183,476             183,406             157,892
Purchases and originations of:
  Fixed maturity securities                                            (3,820,423)         (3,913,558)         (4,139,462)
  Equity securities                                                      (238,877)           (171,521)           (197,096)
  Mortgage loans                                                         (363,852)           (405,975)           (287,442)
  Alternative investments                                                 (98,578)            (69,464)            (91,969)
  Derivative instruments                                                 (218,739)           (179,294)           (259,027)
  Other invested assets                                                    (4,966)             (2,456)            (10,062)
Finance receivable originations or purchases                             (210,452)           (195,711)           (174,796)
Finance receivable principal payments                                     178,857             159,839             145,441
Securities in transit                                                     (22,235)              2,562             177,286
Other, net                                                               (209,112)           (155,249)           (100,781)
                                                                   ---------------     ---------------     ---------------
            Net cash used for investing activities                       (787,872)         (1,022,519)           (918,193)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                    3,575,510           3,143,717           2,974,152
Withdrawals from annuity and insurance contracts                       (2,835,280)         (2,384,980)         (2,203,911)
Change in amounts drawn in excess of cash balances                         (5,440)             18,077               9,987
Proceeds from issuance of short-term debt                                 200,000             200,000              84,000
Payment on short-term debt                                               (200,000)           (200,000)            (84,000)
Proceeds from issuance of long-term debt                                   75,000              50,000             150,000
Payment on long-term debt                                                       -                   -              (2,000)
Dividends paid to stockholder                                              (7,700)                  -                   -
Other, net                                                                 13,622               4,433                (812)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by financing activities                     815,712             831,247             927,416
                                                                   ---------------     ---------------     ---------------

Net increase (decrease) in cash and cash equivalents                       81,832              25,265             (39,357)
Cash and cash equivalents, beginning of year                              294,688             269,423             308,780
                                                                   ---------------     ---------------     ---------------
Cash and cash equivalents, end of year                              $     376,520       $     294,688       $     269,423
                                                                   ===============     ===============     ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

  The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  Effective December 31, 2014, Balboa Life Insurance Company and Balboa Life Insurance Company of New York, both of which are subsidiaries, and Cherokee National Life Insurance Company, an affiliated entity, merged with and into Securian Life Insurance Company (Securian Life), also a subsidiary, with Securian Life as the surviving entity. The merger was accounted for as a transfer of net assets between entities under common control. Transfers of net assets or exchanges of equity between entities under common control are accounted for at historical value, and as if the transfer occurred when common control was established. In order to reflect the merger, the 2013 and 2012 balances and results of operations have been combined and restated, eliminating any additional inter-company transactions.

  The following tables presents the details of the impact of the merger on the financial statements:

                                                                                               DECEMBER 31, 2013
                                                                                       ----------------------------------
                                                                                        AS PREVIOUSLY      AS CURRENTLY
                                                                                           REPORTED          REPORTED
                                                                                       ---------------    ---------------
    Total assets                                                                        $  35,810,568      $  35,835,748
    Total liabilities                                                                      32,456,766         32,464,325
    Total stockholder's equity                                                              3,353,802          3,371,423

                                                          DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                 ----------------------------------    ----------------------------------
                                                  AS PREVIOUSLY      AS CURRENTLY      AS PREVIOUSLY       AS CURRENTLY
                                                    REPORTED           REPORTED           REPORTED           REPORTED
                                                 --------------     ---------------    ---------------    ---------------
    Total revenues                                $  3,233,273       $   3,240,301      $   3,150,709      $   3,159,053
    Net income                                         171,216             171,767            238,092            238,171
    Total comprehensive income (loss)                  (52,142)            (52,362)           348,607            348,749


  The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
  Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Individual Financial Security                                   $      708,394     $      669,677     $      629,501
    Financial Institution Group                                            494,066            405,272            397,461
    Group Insurance                                                      1,789,855          1,599,431          1,478,486
    Retirement                                                             506,396            390,239            458,900
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,498,711          3,064,619          2,964,348
    Subsidiaries and corporate product line                                277,473            175,682            194,705
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,776,184     $    3,240,301     $    3,159,053
                                                                    ===============    ===============    ===============

  The Company serves more than 13 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

  The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

  The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

  Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

  Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

  Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the periods presented.

    COMMISSION INCOME

  Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

  Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

  The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

  Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

  The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

  Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

  Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

  Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

  Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

  Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2014 and 2013, the Company had $1,828 and $4,560, respectively, of real estate held for sale.

  For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

  For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

  Policy loans are carried at the unpaid principal balance.

  Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

  A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

  The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $28,805 and $21,530 at December 31, 2014 and 2013, respectively.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2014 and 2013 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2014 and 2013 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

  The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

  Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

  Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

  An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

  For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

  For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

  The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

  For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

  The Company evaluates its alternative investments on a fund by fund basis for impairment using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate an impairment, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

  The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2014 or 2013.

  The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

  The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

  The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

  Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

  The Company periodically invests money in its separate accounts. At December 31, 2014 and 2013, the fair value of these investments included within equity securities on the consolidated balance sheets was $56,517 and $72,497, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

  The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 140 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

  The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $13, $11 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively.

  The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

  It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

  The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

  Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

  TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

  The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

  For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

  For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2014 and 2013. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

  Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
  (loss).

  DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
  (loss) on the consolidated statements of operations and comprehensive income
  (loss).

  The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

  The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                       2014               2013
                                                  ---------------    ---------------
    Balance at beginning of year                  $       25,212     $       13,962
    Capitalization                                         6,470             11,259
    Amortization and interest                             (4,424)            (1,189)
    Adjustment for unrealized gains (losses)                (937)             1,180
                                                  ---------------    ---------------
    Balance at end of year                        $       26,321     $       25,212
                                                  ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

  In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

  The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

  The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

  Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $59,798 and $53,491 as of December 31, 2014 and 2013, respectively, and amortized software expense of $20,197, $18,122 and $17,172 for the years ended December 31, 2014, 2013 and 2012, respectively.

    PROPERTY AND EQUIPMENT

  Property and equipment are carried at cost, net of accumulated depreciation of $140,112 and $144,360 at December 31, 2014 and 2013, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2014, 2013 and 2012, was $11,516, $10,097, and $9,826, respectively.

    REINSURANCE

  Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

  Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2014, the Company has assumed an average rate of investment yields ranging from 3.26% to 5.75%.

  Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

  Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

  Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

  Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2014 and 2013, the total participating business in force was $2,362,707 and $2,468,845, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% and 0.4% at December 31, 2014 and 2013, respectively.

    INCOME TAXES

  The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

  The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

  Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

  Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

    Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

    Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

    Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

    The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
    (NAIC).

    The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

    The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

  Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

  As of December 31, 2014, approximately 98.6% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

  The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

  As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

  Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

  Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

  Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

  Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

  Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

  Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

(4) NEW ACCOUNTING PRONOUNCEMENTS

  In November 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-17, Business Combinations (Topic 805): Pushdown Accounting a consensus of the FASB Emerging Issues Task Force, which provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. ASU 2014-17 was effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. The Company had no material impact to its consolidated results of operations or financial position as a result of the adoption of ASU 2014-17.

  In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic
  860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 is effective prospectively for the annual reporting period beginning January 1, 2015. The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2014-11 to have a material effect to its consolidated results of operations or financial position.

  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. The new guidance is effective January 1, 2017 and early adoption is not permitted. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or
  (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

  In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income (loss) to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

  The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    230,252     $          -      $          -      $    230,252
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          548,638                 -           548,638
      Foreign government securities                                -           38,966                 -            38,966
      Corporate securities                                         -        6,366,958           913,393         7,280,351
      Asset-backed securities                                      -          343,360            38,724           382,084
      Commercial mortgage-backed securities (CMBS)                 -        1,088,933                 -         1,088,933
      Residential mortgage-backed securities (RMBS)                -        2,357,296               132         2,357,428
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            230,252       10,744,151           952,249        11,926,652
    Equity securities, available-for-sale                    393,716           41,066               170           434,952
    Fixed maturity securities on loan:
      U.S. government securities                               1,648                -                 -             1,648
      Corporate securities                                         -           43,406                 -            43,406
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                1,648           43,406                 -            45,054
    Equity securities on loan                                  2,575                -                 -             2,575
    Derivative instruments:
      TBA derivative instruments                                   -           29,115                 -            29,115
      Other derivative instruments                                10          228,876                 -           228,886
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              10          257,991                 -           258,001
                                                        -------------    --------------    -------------     -------------
             Total investments                               628,201       11,086,614           952,419        12,667,234
    Cash equivalents                                         291,356                -                 -           291,356
    Securities held as collateral                             23,805            5,593                 -            29,398
    Separate account assets                                3,279,626       16,208,458             1,122        19,489,206
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  4,222,988     $ 27,300,665      $    953,541      $ 32,477,194
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    149,594      $    149,594
    Future policy and contract benefits (1)                        -                -            41,909            41,909
    Derivative instruments (2)                                    27           39,547                 -            39,574
    Securities lending collateral                             23,805            6,662                 -            30,467
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $     23,832     $     46,209      $    191,503      $    261,544
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    352,415     $          -      $          -      $    352,415
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          359,396             1,468           360,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,925,353           937,909         6,863,262
      Asset-backed securities                                      -          310,046           140,060           450,106
      CMBS                                                         -        1,136,127            14,520         1,150,647
      RMBS                                                         -        1,944,637               287         1,944,924
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            352,415        9,723,981         1,094,244        11,170,640
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               770,920        9,972,373         1,097,449        11,840,742
    Cash equivalents                                         220,714               50                 -           220,764
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,856,081     $ 25,170,229      $  1,101,714      $ 30,128,024
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -             (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

   (2) Included in other liabilities on the consolidated balance sheets.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

  When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

  Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

  For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

  Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

  The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

  Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

  Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

  Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

  Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

  These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
   available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    1,468     $      -      $     (23)      $     -      $   (445)     $   (1,000)    $        -
    Corporate securities         937,909        1,034         17,164             -       (22,869)        (19,845)       913,393
    Asset-backed securities      140,060          874         (2,861)            -       (55,334)        (44,015)        38,724
    CMBS                          14,520            -              -             -       (14,520)              -              -
    RMBS                             287           76            (97)           33             -            (167)           132
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,094,244        1,984         14,183            33       (93,168)        (65,027)       952,249
 Equity securities,
    available-for-sale               196            -            (35)            -             -               9            170
 Fixed maturity
 securities,
   on loan:
    Asset-backed securities        3,009            -              -             -        (3,009)              -              -
 Separate account assets           4,265            -           (859)          150        (3,011)            577          1,122
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,101,714     $  1,984      $  13,289       $   183      $(99,188)     $  (64,441)    $  953,541
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $           -      $          -       $     (1,000)     $     (1,000)
     Corporate securities                                111,654           (34,928)           (96,571)          (19,845)
     Asset-backed securities                                   -            (4,151)           (39,864)          (44,015)
     RMBS                                                      -                 -               (167)             (167)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                               111,654           (39,079)          (137,602)          (65,027)
   Equity securities, available-for-sale                       9                 -                  -                 9
   Separate account assets                                 1,032              (424)               (31)              577
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     112,695      $    (39,503)      $   (137,633)     $    (64,441)
                                                  ===============    ==============     ==============    ==============

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
  available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    4,648     $      -      $     (130)     $      -     $      -      $   (3,050)    $    1,468
    Corporate securities       1,070,286            -         (54,273)            -      (26,503)        (51,601)       937,909
    Asset-backed securities      147,988        3,708         (10,900)        3,801            -          (4,537)       140,060
    CMBS                          17,809        1,902             957             -            -          (6,148)        14,520
    RMBS                           2,647          286            (238)            -            -          (2,408)           287
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,243,378        5,896         (64,584)        3,801      (26,503)        (67,744)     1,094,244
 Equity securities,
  available-for-sale                 188            1               8             -            -              (1)           196
 Fixed maturity securities,
  on loan:
    Asset-backed securities        7,717           44            (216)            -            -          (4,536)         3,009
 Separate account assets             446            -           1,076           208            -           2,535          4,265
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,251,729     $  5,941      $  (63,716)     $  4,009     $(26,503)     $  (69,746)    $1,101,714
                              ===========   ==========    =============   ==========    =========    ============   ===========


   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES          SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $        450       $         -       $     (3,500)      $    (3,050)
     Corporate securities                                31,095                 -            (82,696)          (51,601)
     Asset-backed securities                             37,646           (11,849)           (30,334)           (4,537)
     CMBS                                                     -            (3,242)            (2,906)           (6,148)
     RMBS                                                     -            (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
       available-for-sale                                69,191           (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                      -                (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                              4,036              (855)            (7,717)           (4,536)
   Separate account assets                                2,954              (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     76,181       $   (18,566)       $  (127,361)      $   (69,746)
                                                  ===============    ==============     ==============    ==============

  Transfers of securities among the levels occur at the beginning of the reporting period.

  There were no transfers between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.

  There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2014 and 2013.

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $  125,087     $  24,507     $        -      $    -       $      -      $       -      $ 149,594
   Future policy and
   contract
      benefits                      (853)       42,816              -           -              -            (54)        41,909
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
       Total financial
        liabilities           $  124,234     $  67,323     $        -      $    -        $     -      $     (54)     $ 191,503
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $   58,942     $  66,145     $        -      $     -      $      -      $       -      $ 125,087
   Future policy and
      contract benefits           60,284       (60,981)             -            -             -           (156)          (853)
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
       Total financial
        liabilities           $  119,226     $   5,164     $        -      $     -      $      -      $    (156)     $ 124,234
                              ===========   ==========    =============   ==========    ==========   ===========   ===========


   (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                              RANGE
        LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

                                                                               Yield/spread to           52 bps - 226 bps
      Corporate securities        $  912,698       Discounted cash flow        U.S. Treasuries (1)          (133 bps)

                                                                               Yield/spread to           83 bps - 581 bps
      Asset-backed securities         37,413       Discounted cash flow        U.S. Treasuries (1)          (173 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
        account balances          $  149,594      Option pricing techniques    Lapse rates (3)               0% to 16%
                                                                               Market volatility (6)         0% to 30%


                                                                                                            1983a and
      Future policy and                            Discounted cash flow/       Mortality rates (2)      annuity 2000 table
        contract benefits             41,909      Option pricing techniques    Lapse rates (3)               0% to  15%
                                                                               Utilization rates (4)         0% to 100%
                                                                               Withdrawal rates (5)          0% to   7%
                                                                               Market volatility (6)         0% to  20%
                                                                               Nonperformance
                                                                                 risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                  $   1,024       Discounted cash flow       U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615       Discounted cash flow       U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)       Annuity 2000 table
       account balances            $ 125,087      Option pricing techniques   Lapse rates (3)               0% to 16%
                                                                              Market volatility (6)         0% to 20%

                                                                                                             1983a and
      Future policy and                            Discounted cash flow/      Mortality rates (2)       annuity 2000 table
       contract benefits                (853)     Option pricing techniques   Lapse rates (3)               0% to  15%
                                                                              Utilization rates (4)         0% to 100%
                                                                              Withdrawal rates (5)          0% to   7%
                                                                              Market volatility (6)         0% to  20%
                                                                              Nonperformance
                                                                                risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

  Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

  The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

  For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

  For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

  For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

  The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------

    Mortgage loans                                      $          -     $          -      $      5,300      $      5,300
    Other invested assets:
      Real estate held for sale                                    -                -             1,828             1,828
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      7,128      $      7,128
                                                        =============    ==============    =============     =============


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

  Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

  The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

  The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                         DECEMBER 31, 2014
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,930,683      $          -      $          -     $  2,022,665      $  2,022,665
       Policy loans                        380,603                 -                 -          450,398           450,398

    Liabilities:
       Deferred annuities             $  2,213,072      $          -      $          -     $  2,347,583      $  2,347,583
       Annuity certain contracts            74,866                 -                 -           79,223            79,223
       Other fund deposits               1,965,138                 -                 -        1,962,082         1,962,082
       Supplementary contracts
         without life contingencies         89,997                 -                 -           89,997            89,997
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      393,000                 -                 -          395,434           395,434
       Separate account liabilities     12,659,745         3,279,626         9,378,997            1,122        12,659,745


                                                                        DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                         CARRYING                                      FAIR
                                           VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

  Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2014 and 2013 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

  The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

  Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

  The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

  The carrying value of the Company's fixed maturity portfolio totaled $11,971,706 and $11,211,302 at December 31, 2014 and 2013, respectively. Fixed maturity securities represent 75.5% and 76.0% of total invested assets at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, publicly traded fixed maturity securities comprised 80.5% and 79.3%, respectively, of the total fixed maturity portfolio.

  The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

  The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,285,683 and $1,834,903 agency backed RMBS and $71,745 and $110,021 non-agency backed RMBS as of December 31, 2014 and 2013, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372.

  The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

  The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $437,527 and $405,065 as of December 31, 2014 and 2013, respectively.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                 GROSS           GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES          AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   205,029     $    25,756      $        533     $         -      $    230,252
    Agencies not backed by the full faith
     and credit of the U.S. government           526,255           24,721            2,338               -           548,638
    Foreign government securities                 33,795            5,171                -               -            38,966
    Corporate securities                       6,849,148          454,572           25,776          (2,407)        7,280,351
    Asset-backed securities                      360,701           21,891            1,026            (518)          382,084
    CMBS                                       1,042,703           43,396            2,642          (5,476)        1,088,933
    RMBS                                       2,222,247          137,494              947           1,366         2,357,428
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 11,239,878          713,001           33,262          (7,035)       11,926,652
    Equity securities - unaffiliated             364,775           74,833            4,656               -           434,952
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,604,653     $    787,834     $     37,918     $    (7,035)     $ 12,361,604
                                             ============    =============    =============    ============    =============


   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   337,016     $    21,670      $      6,271     $         -     $     352,415
    Agencies not backed by the full faith
     and credit of the U.S. government           382,903            4,345           26,384               -           360,864
    Foreign government securities                 44,558            3,864                -               -            48,422
    Corporate securities                       6,559,136          393,095           92,906          (3,937)        6,863,262
    Asset-backed securities                      432,732           20,601            4,530          (1,303)          450,106
    CMBS                                       1,137,902           34,851           30,580          (8,474)        1,150,647
    RMBS                                       1,907,164           63,297           21,813           3,724         1,944,924
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,801,411          541,723          182,484          (9,990)       11,170,640
    Equity securities - unaffiliated             336,108           73,038            5,737               -           403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,137,519     $    614,761      $    188,221    $    (9,990)    $  11,574,049
                                             ============    =============    =============    ============    =============

   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     1,653     $         -      $          5     $         -     $      1,648
    Corporate securities                          43,792            1,606            1,992               -           43,406
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           45,445            1,606            1,997               -           45,054
    Equity securities - unaffiliated               2,190              467               82               -            2,575
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    47,635     $     2,073      $      2,079     $         -     $     47,629
                                             ============    =============    =============    ============    =============

                                                                 GROSS           GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $         -      $        202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024               -                15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $     1,343      $      1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

  The amortized cost and fair value of fixed maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR            AMORTIZED              FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      362,519     $      370,091     $            -      $            -
    Due after one year through five years                2,004,726          2,181,112                  -                   -
    Due after five years through ten years               3,368,010          3,556,836             45,445              45,054
    Due after ten years                                  1,878,972          1,990,168                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,614,227          8,098,207             45,445              45,054
    Asset-backed and mortgage-backed
       securities                                        3,625,651          3,828,445                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   11,239,878     $   11,926,652     $       45,445      $       45,054
                                                    ===============    ===============    ===============     ===============

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                 DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                          AMORTIZED         LOSSES AND
                                                       FAIR VALUE           COST           OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $       17,036     $       17,131     $           95                   7
    Agencies not backed by the full faith and
       credit of the U.S. government                        14,406             14,488                 82                   4
    Corporate securities                                   539,310            556,186             16,876                 182
    Asset-backed securities                                 21,379             21,600                221                   6
    CMBS                                                    18,297             18,417                120                   4
    RMBS                                                     1,924              1,929                  5                   3
    Equity securities - unaffiliated                        56,943             60,325              3,382                  66

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       14,295     $       14,733     $          438                  13
    Agencies not backed by the full faith and
       credit of the U.S. government                        66,767             69,023              2,256                  10
    Corporate securities                                   248,496            257,396              8,900                  66
    Asset-backed securities                                 28,575             29,380                805                   5
    CMBS                                                   162,425            164,984              2,559                  18
    RMBS                                                    67,919             72,168              4,249                  39
    Equity securities - unaffiliated                        10,301             11,575              1,274                   9

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $      215,353     $      221,319     $        5,966                  38
    Agencies not backed by the full faith and
       credit of the U.S. government                       220,771            242,801             22,030                  45
    Corporate securities                                 1,320,608          1,397,899             77,291                 308
    Asset-backed securities                                100,801            105,021              4,220                  28
    CMBS                                                   441,094            467,416             26,322                  47
    RMBS                                                   760,756            782,389             21,633                 127
    Equity securities - unaffiliated                        65,183             70,860              5,677                  66


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $        2,931     $        3,236     $          305                   1
    Agencies not backed by the full faith and
       credit of the U.S. government                        13,006             17,360              4,354                   2
    Corporate securities                                    98,469            114,084             15,615                  22
    Asset-backed securities                                  2,794              3,107                310                   1
    CMBS                                                    38,646             43,302              4,656                  11
    RMBS                                                    43,150             50,587              7,437                  27
    Equity securities - unaffiliated                         2,097              2,157                 60                   4

  The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $        1,648     $        1,653     $            5                   1
    Corporate securities                                     6,213              6,552                339                   2
    Equity securities - unaffiliated                           912                994                 82                   1


                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                    13,531             15,184              1,653                   1
    Equity securities - unaffiliated                             -                  -                  -                   -

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE      AMORTIZED COST      OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       13,627     $       13,829     $          202                   3
    Corporate securities                                    10,684             11,554                870                   2
    Asset-backed securities                                  3,009              3,024                 15                   1


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                         -                  -                  -                   -
    Asset-backed securities                                      -                  -                  -                   -


  For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2014, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

  The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2014.

  U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

  Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

  Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

  The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2014, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

  The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2014, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2014, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 53.8% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

  Equity securities with unrealized losses at December 31, 2014 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

  At December 31, 2014 and 2013, fixed maturity securities and cash equivalents with a carrying value of $28,442 and $27,734, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

  The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,935,983 and $1,760,316 at December 31, 2014 and 2013, respectively.

  All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

  During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $18,500 were sold during 2014.

  The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                         2014               2013
                                    ---------------    ---------------
    Industrial                      $      769,224     $      702,020
    Office buildings                       368,498            384,787
    Retail facilities                      396,530            368,865
    Apartment                              251,567            196,878
    Other                                  150,164            107,766
                                    ---------------    ---------------
         Total                      $    1,935,983     $    1,760,316
                                    ===============    ===============

  If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

  A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

  The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                          2014                2013               2012
                                                                    ---------------     ---------------    ---------------

    Balance at beginning of year                                    $        4,677      $        3,800     $        4,130
          Addition to (release of) allowance                                (2,407)                877               (330)
          Write-downs, net of recoveries                                        -                   -                  -
                                                                    ---------------     ---------------    ---------------
    Balance at end of year                                          $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        1,221      $        3,094     $        1,221
          General allowance                                                  1,049               1,583              2,579
                                                                    ---------------     ---------------    ---------------
    Total valuation allowance                                       $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

  As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. As of December 31, 2014, The Company had four loans with a total carrying value of $8,684, net of a $1,049 general valuation allowance. The two loans having a specific valuation allowance were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

  As of December 31, 2013, the Company had three loans with a total carrying value of $17,974, net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had seven loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The three loans having a specific valuation allowance were held in the office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. There were no troubled debt restructurings that subsequently defaulted during 2013.

  As of December 31, 2014, the Company had no delinquent mortgage loans.

  The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

  The following table provides a summary of performing and nonperforming mortgage loans as of December 31:


                                                2014               2013
                                          ---------------    ---------------
    Performing mortgage loans             $    1,935,983     $    1,753,116
    Nonperforming mortgage loans                       -              7,200
                                          ---------------    ---------------
         Total                            $    1,935,983     $    1,760,316
                                          ===============    ===============

  The one loan classified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

  Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

  The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                           2014            2013           2012
                                                                     --------------- --------------- --------------
    Number of properties acquired                                                 1              -              2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $        7,500    $         -     $    8,420
    Loss recognized upon acquisition in satisfaction of debt                      -              -              -


    ALTERNATIVE INVESTMENTS

  Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  The Company's composition of alternative investments by type were as follows:

                                                            December 31, 2014                     December 31, 2013
                                                    ----------------------------------    ----------------------------------
                                                       Carrying           Percent            Carrying            Percent
                                                        value             of total            value              of total
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      332,163              61.9%     $      289,908               58.5%
        Mezzanine debt funds                               203,413              37.9%            203,391               41.1%
        Hedge funds                                          1,345               0.2%              1,920                0.4%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      536,921             100.0%     $      495,219              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

  Net investment income for the years ended December 31 was as follows:


                                         2014               2013               2012
                                   ---------------    ---------------    ---------------

    Fixed maturity securities      $      527,106     $      514,933     $      514,936
    Equity securities                      14,411             12,418              9,493
    Mortgage loans                        100,289             93,430             88,753
    Policy loans                           24,614             24,121             24,513
    Cash equivalents                           27                 38                 11
    Alternative investments                20,648             16,036             11,548
    Derivative instruments                    (60)              (217)                23
    Other invested assets                   1,843              1,656              2,552
                                   ---------------    ---------------    ---------------
       Gross investment income            688,878            662,415            651,829
    Investment expenses                   (24,579)           (22,582)           (21,541)
                                   ---------------    ---------------    ---------------
       Total                       $      664,299     $      639,833     $      630,288
                                   ===============    ===============    ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  2014               2013               2012
                                            ---------------    ---------------    ---------------
    Fixed maturity securities               $       22,943     $       (1,302)    $       37,116
    Equity securities                               38,770             19,860             10,741
    Mortgage loans                                  (2,753)              (762)               215
    Alternative investments                         43,718             16,843             26,249
    Derivative instruments                          14,086            (71,487)             9,015
    Other invested assets                              (95)              (407)              (723)
    Securities held as collateral                   17,086                601                120
                                            ---------------    ---------------    ---------------
         Total                              $      133,755     $     (36,654)     $       82,733
                                            ===============    ===============    ===============

  Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       39,432     $       32,258     $       44,459
          Gross realized losses                                            (13,637)           (33,065)            (7,056)
    Equity securities:
          Gross realized gains                                              44,030             22,890             14,682
          Gross realized losses                                             (5,254)            (2,893)            (3,228)
    Alternative investments:
          Gross realized gains                                              39,882             24,320             34,479
          Gross realized losses                                               (960)              (457)               (87)

  Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2014              2013               2012
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $        2,852     $         495      $           -
        RMBS                                                                      -                 -                287
    Mortgage loans                                                            6,183                 -                115
    Equity securities                                                             6               137                713
    Alternative investments                                                       -             7,020              8,143
    Other invested assets                                                         -               500                650
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        9,041     $       8,152      $       9,908
                                                                     ===============    ==============     ==============

  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,964     $       26,670     $       44,908
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                              2,852                495                  -
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                  -                287
    Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                            (12,380)              (201)           (18,525)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       17,436     $       26,964     $       26,670
                                                                    ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

  Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT         ASSETS         (1)          AMOUNT         ASSETS         (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps          $  496,500     $   26,675    $     669     $  456,500     $   10,999     $  41,162
                       Interest rate
                          swaptions         285,000          8,860            -        285,000          5,322             -
                       Interest rate
                          futures           407,000              8            8        406,950              7             7
                       Interest rate
                          caps              100,000            534            -        100,000          2,844             -
                       Interest rate
                          floors                  -              -            -        160,000            789             -
                       TBAs                  27,905         29,115            -         28,640         28,703             -
    Foreign currency   Foreign currency
                          swaps              17,000          5,295            -         17,000          3,136             -
    Equity market      Equity futures       344,351              2            2        220,417              2             2
                       Equity options     4,109,672        187,512       38,895      2,799,602        172,573        60,035
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total derivatives                $5,787,428     $  258,001    $  39,574     $4,474,109     $  224,375     $ 101,206
                                         ==========    ===========   ===========    ==========    ===========    ==========


   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

  The Company has steadily increased the volume of derivatives trading throughout 2014 and 2013. This is evident through the increase in notional amounts in 2014.

  The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

  Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

  Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

  Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

  Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

  Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

  Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

  Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

  Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

  The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                           DECEMBER 31, 2014
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             68,325       $               (86)      $                  -
    Interest rate swaptions                                  3,538                         -                          -
    Interest rate futures                                   14,945                         -                        (34)
    Interest rate caps                                      (1,897)                     (414)                         -
    Interest rate floors                                        85                       (81)                         -
    TBAs                                                       601                         -                          -
    Foreign currency swaps                                   2,170                       525                          -
    Foreign currency forwards                                  (96)                       (4)                         -
    Equity futures                                         (18,223)                        -                     14,252
    Equity options                                         (12,599)                        -                     74,840
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             56,849       $               (60)      $             89,058
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================


  The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):


                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $              8,576       $               (88)      $                  -
    Interest rate swaptions                                   (236)                        -                          -
    Interest rate futures                                    4,701                         -                        (56)
    Interest rate caps                                        (777)                        -                          -
    Interest rate floors                                     2,267                      (326)                         -
    TBAs                                                       686                         -                          -
    Foreign currency swaps                                   3,315                       435                          -
    Foreign currency forwards                                  (19)                        2                          -
    Equity futures                                         (19,305)                        -                     11,680
    Equity options                                         (11,092)                        -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $            (11,884)       $               23       $             29,956
                                              ======================     ======================    =======================

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $203,232 and $101,223 at December 31, 2014 and 2013, respectively, and the Company delivered collateral in the amount of $21,561 and $25,290 at December 31, 2014 and 2013, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2014               2013
                                                            ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                $     (36,107)     $        6,551
      Guaranteed payout floors                                     (5,802)            (5,698)
      Other                                                        (5,384)            (4,472)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                           $    (144,210)     $    (120,615)

  The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $     (42,763)     $      61,137      $       20,899
      Policyholder benefits                                                  (912)              (365)                436

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (23,595)     $     (65,780)     $      (23,909)


  At December 31, 2014 and 2013, fixed maturity and equity securities with a carrying value of $21,561 and $25,290, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

  The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

  The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

  As of December 31, 2014 and 2013, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to the Company's business that were considered VIEs and consolidated.

  The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                              2014               2013
                                         ---------------    ---------------
    Other invested assets                $        (302)     $        (300)
    Cash and cash equivalents                       349                394
    Other assets                                     64                 65
    Income tax recoverable - current                 69                  -
    Income tax liability - current                    -                  3
    Accrued commissions and expenses                108                 69
    Other liabilities                                 -                 87
    Noncontrolling interests                         76                  -

  The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                           2014               2013
                                      ---------------    ---------------
    Commission income                 $          784     $          114
    General operating expenses                   749                110
    Commission expense                            83                  -
    Current income tax expense                  (44)                  4


    NON-CONSOLIDATED VIES

  The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

  In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $536,921 and $495,219 and the maximum exposure was $833,195 and $801,943 at December 31, 2014 and 2013,
  respectively.

(9) NET FINANCE RECEIVABLES

  The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

  Finance receivables as of December 31 were as follows:


                                                 2014               2013
                                            ---------------    ---------------
    Direct installment loans                $      345,378     $      323,700
    Retail installment notes                        57,296             49,512
                                            ---------------    ---------------
            Gross finance receivables              402,674            373,212
    Accrued interest and charges                     6,731              6,264
    Unearned finance charges                      (114,273)          (103,176)
    Allowance for losses                           (15,789)           (14,781)
                                            ---------------    ---------------
            Finance receivables, net        $      279,343     $      261,519
                                            ===============    ===============

  Direct installment loans at December 31, 2014 and 2013 consisted of $234,078 and $222,715, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $12,321 and $10,108, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

  Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2014 were as follows:

    2015                                                                 $        1,798
    2016                                                                         24,427
    2017                                                                        109,004
    2018                                                                        141,534
    2019                                                                         18,153
    2020 and thereafter                                                             216
                                                                         ---------------
         Total finance receivables, net of unearned finance charges             295,132
    Allowance for losses                                                        (15,789)
                                                                         ---------------
            Finance receivables, net                                     $      279,343
                                                                         ===============

  During the years ended December 31, 2014, 2013 and 2012, principal cash collections of direct installment loans were $120,702, $110,650 and $100,486, respectively, and the percentages of these cash collections to average net balances were 53%, 52% and 51%, respectively. Retail installment notes principal cash collections were $52,958, $44,410 and $40,276, respectively, and the percentages of these cash collections to average net balances were 141%, 140% and 146% for the years ended December 31, 2014, 2013 and 2012, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2014 were as follows:

    Direct installment loans:
         30-60 days past due                             $       12,084
         61-90 days past due                                      7,214
         91 days or more past due                                18,930
                                                         ---------------
            Total direct installment loans                       38,228
    Retail installment notes:
         30-60 days past due                                        885
         61-90 days past due                                        444
         91 days or more past due                                 1,281
                                                         ---------------
            Total  retail installment notes                       2,610
                                                         ---------------
               Total gross finance receivables past due  $       40,838
                                                         ===============

    Percentage of gross finance receivables                       10.1%

  The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2014 and 2013.

  Changes in the allowance for losses for the years ended December 31 were as follows:

                                              2014               2013               2012
                                         ---------------    ---------------    ---------------
    Balance at beginning of year         $       14,781     $       13,396     $       12,406
    Provision for credit losses                  14,052             11,635              9,090
    Charge-offs                                (18,240)           (15,030)           (12,780)
    Recoveries                                    5,196              4,780              4,680
                                         ---------------    ---------------    ---------------
    Balance at end of year               $       15,789     $       14,781     $       13,396
                                         ===============    ===============    ===============

  The following table provides additional information about the allowance for losses as of December 31:

                                                                  2014               2013
                                                             ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                             $      394,745     $      365,342
       General reserves                                              15,478             14,469

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                             $        7,929     $        7,870
       General reserves                                                 311                312

  All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2014 and 2013 was $1 and $9, respectively. Impaired loan balances at December 31, 2014 and 2013 are $0 and $4, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2014.

  The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2014 and 2013 was $26,230 and $26,201, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2014 and 2013.

  Loans classified as TDRs were $7,929 and $7,865 at December 31, 2014 and 2013, respectively. The number of loans classified as TDR accounts were 3,365 and 3,134 at December 31, 2014 and 2013, respectivley. For the years ended December 31, 2014 and 2013, the Company modified $10,005 and $9,457, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default, during 2014. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default during 2013. The Company recognized interest income of $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2014 and 2013, respectively.

  The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

  The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2014 and 2013. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2014                2013
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       50,347      $       49,833
         Former borrower                                                                      33,573              31,415
         Existing borrower                                                                   242,089             220,555
         Refinance borrower                                                                   19,369              21,897
         Retail borrower                                                                      57,296              49,512
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      344,192      $      322,333
            Retail installment notes                                                          57,178              49,401
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  401,370             371,734
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,186               1,367
            Retail installment notes                                                             118                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,304               1,478
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      307,150      $      286,129
            Contractually performing, 31 to 60 days past due                                  12,084              12,107
            Contractually nonperforming, 61 or more days past due                             26,144              25,464
                                                                                      ---------------     ---------------
               Total direct installment loans                                                345,378             323,700
         Retail installment notes:
            Contractually performing, current to 30 days past due                             54,686              46,849
            Contractually performing, 31 to 60 days past due                                     885                 945
            Contractually nonperforming, 61 or more days past due                              1,725               1,718
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 57,296              49,512
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============

(10) INCOME TAXES

  Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                        2014                2013                2012
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $     165,865       $        80,528      $     119,810
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (20,615)              (19,977)           (14,551)
         Tax credits                                                      (2,790)               (2,079)            (2,031)
         Change in valuation allowance                                         -                    (8)                 1
         Expense adjustments and other                                        66                  (150)               914
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $     142,526       $        58,314      $     104,143
                                                                   ===============     ================     ==============

  The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                       2014               2013
                                                                  ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                                 $       88,613      $      65,830
         Pension, postretirement and other benefits                       21,629             15,867
         Tax deferred policy acquisition costs                           204,865            186,551
         Deferred gain on individual disability coinsurance                3,802              4,694
         Net realized capital losses                                      84,756            107,242
         Other                                                            17,822             16,939
                                                                  ---------------    ---------------
            Gross deferred tax assets                                    421,487            397,123

    Deferred tax liabilities:
         Deferred policy acquisition costs                               275,242            281,774
         Premiums                                                         20,464             18,909
         Real estate and property and equipment depreciation               5,474             11,068
         Basis difference on investments                                  83,364             52,313
         Net unrealized capital gains                                    268,124            191,661
         Ceding commissions and goodwill                                  12,590              3,052
         Other                                                            32,015             24,283
                                                                  ---------------    ---------------
            Gross deferred tax liabilities                               697,273            583,060
                                                                  ---------------    ---------------
                Net deferred tax liability                        $      275,786      $     185,937
                                                                  ===============    ===============

  As of December 31, 2014 and 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

  The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2014, 2013, and 2012, was $0, $(8) and $1,
  respectively.

  At December 31, 2014, net operating loss carryforwards were $56 with the majority expiring beginning in 2028. The capital loss carryforward at December 31, 2014 was $473 which expires beginning in 2017. At December 31, 2014, alternative minimum tax credit carryforwards were $6 which do not expire.

  Income taxes paid for the years ended December 31, 2014, 2013 and 2012, were $132,411, $110,962 and $113,664, respectively.

  A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                         2014               2013
                                                                   ---------------    ---------------
    Balance at beginning of year                                   $        9,855     $       11,135
    Additions based on tax positions related to current year                1,323                892
    Reductions for tax positions of prior years                            (8,253)            (2,172)
                                                                   ---------------    ---------------
    Balance at end of year                                         $        2,925     $        9,855
                                                                   ===============    ===============

  Included in the balance of unrecognized tax benefits at December 31, 2014 are potential benefits of $2,925 that, if recognized, would affect the effective tax rate on income from operations.

  As of December 31, 2014, accrued interest and penalties of $41 are recorded as current income tax liabilities on the consolidated balance sheets and $1,279 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

  At December 31, 2014, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

  The consolidated federal income tax return for MMC and subsidiaries for 2012 is currently under examination by the IRS and the IRS has informed MMC that it does not intend to audit its consolidated tax return for the year 2013. For years 2008 and 2009, the IRS completed their audit, resolving the one remaining issue in accordance with the Industry Director Directive put out by the IRS in 2012, and issued their final report on a fully agreed basis. The Company has accrued the resulting refund. The Company may incur additional taxes owed or refunded for these years, however, as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact to its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

  The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

  The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      66,861     $      70,909      $       5,750     $       8,099
    Service cost                                            1,665             1,990                132               181
    Interest cost                                           3,317             2,921                249               308
    Amendment                                                   -                 -                  -            (1,747)
    Actuarial loss (gain)                                  11,096            (6,337)               681              (587)
    Benefits paid                                          (3,205)           (2,622)              (413)             (504)
                                                    --------------    --------------     --------------    --------------
    Benefit obligation at end of year               $      79,734     $      66,861      $       6,399     $       5,750
                                                    ==============    ==============     ==============    ==============

                                                            PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------    ---------------    --------------
    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      63,882     $      58,985     $           -      $           -
    Actual return on plan assets                            3,581             3,973                 -                  -
    Employer contribution                                   4,553             3,546               413                504
    Benefits paid                                          (3,205)           (2,622)             (413)              (504)
                                                    --------------    --------------    ---------------    --------------
    Fair value of plan assets at end of year        $      68,811     $      63,882     $           -      $           -
                                                    ==============    ==============    ===============    ==============

    Net amount recognized:
    Funded status                                   $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $           -     $       1,164     $           -      $           -
    Accrued benefit cost                                  (10,923)           (4,143)           (6,399)            (5,750)
                                                    --------------    --------------    ---------------    --------------
    Net amount recognized                           $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)
                                                    ==============    ==============    ===============    ==============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           3.77%             4.64%              3.74%             4.49%
    Rate of compensation increase                           4.00%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.12%             5.22%                  -                 -
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Components of net periodic benefit cost:
    Service cost                                    $       1,665     $       1,990     $          132     $         181
    Interest cost                                           3,317             2,921                249               308
    Expected return on plan assets                         (3,157)           (2,913)                 -                 -
    Prior service benefit amortization                        (80)              (80)              (492)             (676)
    Recognized net actuarial loss (gain)                      526             1,241               (644)              (66)
                                                    --------------    --------------    ---------------    --------------
    Net periodic benefit cost                       $       2,271     $       3,159     $         (755)    $        (253)
                                                    ==============    ==============    ===============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $     (10,672)    $       7,397     $         (681)    $         586
    Amortization of net loss (gain)                           526             1,241               (644)              (66)
    Amortization of prior service benefit                     (80)              (80)              (492)             (676)
    Amendment                                                   -                 -                  -             1,747
                                                    --------------    --------------    ---------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $     (10,226)    $       8,558     $       (1,817)    $       1,591
                                                    ==============    ==============    ===============    ==============

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (20,751)    $     (10,605)     $       1,615     $       2,940
    Prior service benefit                                     695               775              2,550             3,042
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $     (20,056)    $      (9,830)     $       4,165     $       5,982
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      75,094     $      63,097      $       6,399     $       5,750

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      49,067     $      43,427
    Accumulated benefit obligation                         49,067            43,427
    Fair value of plan assets                              40,847            39,285

  Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

  The Company updated its mortality assumption as of December 31, 2014 with respect to it pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 issuance of a report on mortality tables and expected future improvement in mortality rates. This assumption change is a component of the 2014 net actuarial gain
  (loss) and resulted in an increase in benefit obligations.

  The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
  (loss) into net periodic benefit cost in 2015 are $80 and $1,389, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $951 and $97, respectively. In 2015, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

  Estimated future benefit payments for pension and other postretirement plans:


                          PENSION                              MEDICARE
                          BENEFITS        OTHER BENEFITS        SUBSIDY
                      ---------------    ---------------    --------------

    2015              $        3,234     $          384     $           -
    2016                       3,301                402                 -
    2017                       3,426                373                 -
    2018                       3,558                355                 -
    2019                       3,621                330                 -
    2020 - 2024               19,456              1,762                 -

  For measurement purposes, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2013, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 2014 and 2013. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2014 by $292 and the service cost and interest cost components of net periodic benefit costs for 2014 by $13. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2014 by $209 and the service cost and interest cost components of net periodic postretirement benefit costs for 2014 by $10.

  To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

  Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

  Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

  The target asset allocation as of December 31, 2014, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                           14% to   26%
    Fixed maturity securities                   14% to   26%
    Insurance company general account           59% to   61%
    Other                                        0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                2014               2013
                                           ---------------    ---------------
    Equity securities                                20%                18%
    Fixed maturity securities                        20%                20%
    Insurance company general account                60%                62%

  Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

  The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

  At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

  The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

  The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

  The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


    DECEMBER 31, 2014                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      27,964     $           -      $      27,964
    Insurance company general account                          -                  -            40,847             40,847
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      27,964     $      40,847      $      68,811
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2013                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

  Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

  Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3.

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                          PURCHASES,
                                                BALANCE AT      TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                BEGINNING        (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                                 OF YEAR             FAIR VALUE               NET            YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    39,285     $             1,562      $          -      $   40,847

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:


                                                                                          PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN        SETTLEMENTS,      END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285

  Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2014 and 2013. There were no transfers in to or out of level 3 for the years ending December 31, 2014 and 2013.

  The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

  The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2014, 2013, and 2012 of $1,555, $1,392, and $1,440, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

  Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2014                2013               2012
                                                                    ---------------     ---------------    ---------------
    Balance at January 1                                            $      566,748      $      588,067     $      582,986
          Less:  reinsurance recoverable                                   489,863             521,028            518,536
                                                                    ---------------     ---------------    ---------------
    Net balance at January 1                                                76,885              67,039             64,450
                                                                    ---------------     ---------------    ---------------
    Incurred related to:
          Current year                                                     115,886             103,670             81,582
          Prior years                                                       (2,701)                453              7,243
                                                                    ---------------     ---------------    ---------------

    Total incurred                                                         113,185             104,123             88,825
                                                                    ---------------     ---------------    ---------------
    Paid related to:
          Current year                                                      73,750              63,762             61,058
          Prior years                                                       40,447              30,515             31,884
                                                                    ---------------     ---------------    ---------------
    Total paid                                                             114,197              94,277             92,942
    Purchase of subsidiaries (1)                                                 -                   -              6,706
                                                                    ---------------     ---------------    ---------------
    Net balance at December 31                                              75,873              76,885             67,039
          Plus:  reinsurance recoverable                                   475,074             489,863            521,028
                                                                    ---------------     ---------------    ---------------
    Balance at December 31                                          $      550,947      $      566,748     $      588,067
                                                                    ===============     ===============    ===============

     (1) See note 17.

  In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(2,701), $453, and $7,243 in 2014, 2013, and 2012,
  respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

  Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Direct premiums                                                 $    2,623,272     $    2,317,613     $    2,092,066
    Reinsurance assumed                                                     35,056             31,925             25,733
    Reinsurance ceded                                                    (619,019)          (557,332)          (446,495)
                                                                    ---------------    ---------------    ---------------
         Net premiums                                               $    2,039,309     $    1,792,206     $    1,671,304
                                                                    ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $560,918, $512,532 and $402,053 during 2014, 2013, and 2012, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

  The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

  The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

  The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income
  (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2014, 2013 or 2012.

  The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2014                  2013
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,907,904     $       3,512,025
    Net amount at risk                                   $           4,632     $           4,711
    Average attained age of contractholders                           61.4                  60.7
   As withdrawals are taken
    Account value                                        $         294,706     $         269,630
    Net amount at risk                                   $             613     $             131
    Average attained age of contractholders                           68.7                  68.7

  Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $         226,257     $         201,998
    Net amount at risk                                   $          17,479     $          15,460
    Average attained age of contractholders                           67.7                  66.7
   At annuitization
      Account value                                      $         566,637     $         606,217
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         4.4                   5.0
   As withdrawals are taken
    Account value                                        $       2,314,181     $       1,878,052
    Net amount at risk                                   $          26,978     $           7,995
    Average attained age of contractholders                           63.2                  62.8

  Highest specified anniversary account value:
   In the event of death
    Account value                                        $         774,010     $         769,018
    Net amount at risk                                   $           6,714     $           5,084
    Average attained age of contractholders                           62.1                  61.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,994     $          52,817
    Net amount at risk                                   $               2     $               6
    Average attained age of contractholders                           73.5                  72.9

  Account value (general and separate accounts)          $       5,402,575     $       4,730,037
  Net amount at risk                                     $      49,383,440     $      47,279,305
  Average attained age of policyholders                               49.0                  49.0

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,723      $           5,698     $          (6,551)     $          62,168
    Incurred guarantee benefits                 2,648                    158                42,658                 23,496
    Paid guaranteed benefits                     (663)                   (54)                    -                (12,130)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           4,708      $           5,802     $          36,107      $          73,534
                                    ===================    ===================   ===================    ===================

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                     MINIMUM GUARANTEED
                                      DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                          BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================

  The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

  The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2014 and 2013 (except where noted otherwise):

    - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 17.32% and 15.28% for 2014 and 2013, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2014 and 2013 (except where noted otherwise):

    -   Separate account investment performance assumption was 8.00%.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades up to 7.00% over five years.
    -   Separate account discount rate was 7.73%.


  Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               -----------------------------------    ------------------------------------
                                                     2014               2013                2014                2013
                                               ----------------   ----------------    ----------------    ----------------
  Equity                                       $     2,352,820    $     2,355,948     $     1,625,599     $     1,669,163
  Bond                                                 922,410            867,350             225,118             211,647
  Balanced                                           1,430,136          1,074,541             344,188             347,928
  Money market                                          48,836             51,619              25,966              27,093
  Mortgage                                              59,856             57,621              75,538              36,281
  Real estate                                           94,113             75,962              90,112              47,529
                                               ----------------   ----------------    ----------------    ----------------
       Total                                   $     4,908,171    $     4,483,041     $     2,386,521     $     2,339,641
                                               ================   ================    ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

  The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2014 and 2013, the liability associated with unremitted premiums and claims payable was $28,805 and $21,530, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2014 and 2013, the Company had restricted the use of $28,805 and $21,530, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

  Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

  The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                      2014                2013               2014                2013
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        53,105     $        52,733


  Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
  (loss).

    LONG-TERM DEBT

  The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                               2014                2013
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             275,000             200,000
                                         ----------------    ----------------
      Total long-term debt               $       393,000     $       318,000
                                         ================    ================

  In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2014 and 2013, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

  All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2014 and 2013, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2014, 2013 and 2012 was $9,735, $9,735 and $9,782, respectively.

  The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2014 and 2013, accumulated amortization was $974 and $870, respectively.

  The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2014 have a maturity of seven years with principal due at that time. The Company pledged $550,090 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2014. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $203,770 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $21,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

  At December 31, 2014, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2015, $0; 2016, $0; 2017, $0; 2018, $0; 2019, $150,000; thereafter, $243,000.

  Total interest paid by the Company for the years ended December 31, 2014, 2013 and 2012 was $10,303, $10,115 and $9,874, respectively.

(17) BUSINESS COMBINATIONS

  On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

  During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

  During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675, at acquisition, represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $1,090 and $2,157 for the years ended December 31, 2014 and 2013, respectively. No goodwill was recorded as part of the allocation of purchase price.

  The amount of acquisition-related additional cash consideration the Company may have to pay in 2015 and future years if certain thresholds are attained is $8,850 of which $6,776 was accrued at December 31, 2014.

(18) GOODWILL AND INTANGIBLE ASSETS

  The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2014                2013
                                        ----------------    ----------------
    Balance at beginning of year        $        45,156     $        40,675
    Additions                                    63,946               4,481
                                        ----------------    ----------------
    Balance at end of year              $       109,102     $        45,156
                                        ================    ================

  Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2014, 2013, and 2012.

  The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                        ----------------------------------------    ---------------------------------------
                                          GROSS                          NET           GROSS                        NET
                                         CARRYING      ACCUMULATED     CARRYING      CARRYING     ACCUMULATED     CARRYING
                                          AMOUNT       AMORTIZATION     AMOUNT        AMOUNT     AMORTIZATION      AMOUNT
                                        ----------    -------------   ----------    ---------    -------------    ---------
   Customer relationships               $  60,269     $   (21,974)    $ 38,295      $ 26,838     $   (19,266)     $  7,572
   Other                                    9,226          (4,790)       4,436         5,126          (4,082)        1,044
                                        ----------    -------------   ----------    ---------    -------------    ---------
      Total finite-lived intangible
       assets                           $  69,495     $   (26,764)    $ 42,731      $ 31,964     $   (23,348)     $  8,616
                                        ==========    =============   ==========    =========    =============    =========

  Finite-lived intangible assets acquired during the years ended December 31, 2014 and 2013 were $37,531 and $5,653 with a weighted average amortization period of 10 years and 6 years, respectively.

  The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2014, 2013, or 2012.

  Intangible asset amortization expense for 2014, 2013, and 2012 in the amount of $3,416, $2,187, and $1,941, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income
  (loss). Projected amortization expense for the next five years is as follows:
  2015, $7,030; 2016, $6,071; 2017, $4,438; 2018, $4,022; 2019, $3,786.

(19) RELATED PARTY TRANSACTIONS

  The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $21,013, $19,590 and $18,157 during 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the amount due to Advantus under these agreements was $8,217 and $7,708, respectively.

  The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $998, $1,046 and $975 for the years ended December 31, 2014, 2013 and 2012, respectively.

  Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2014, 2013 and 2012, the amounts transferred were $13,929, $11,556, and $10,272, respectively.

  The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2014 and 2013, the amount payable to the Company was $16,583 and $18,624, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2014, 2013, and 2012 were $68,244, $65,332 and $63,186, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2014, 2013 and 2012 was $25,091, $24,264 and $28,229,
  respectively. The amount payable to SFG at December 31, 2014 and 2013 was $536 and $2,908, respectively. As of December 31, 2014 and 2013, the Company also had a receivable from SFG, in the amount of $27,978 and $1,262, respectively, related to the advance of future years' defined benefit plan expenses.

  In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2014, 2013 and 2012, respectively, for this policy. No claims were paid during 2014, 2013 and 2012. As of December 31, 2014 and 2013, reserves held under this policy were $36,313 and $31,885, respectively.

  The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $38,231, $29,958 and $23,523 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, commission revenue due to the Company from its affiliates was $3,741 and $2,263, respectively.

  Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,756, $9,816 and $7,623 in commission expenses related to the sales of these products for the years ended December 31, 2014, 2013 and 2012, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

  Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2014
                                                                      ---------------------------------------------------
                                                                          BEFORE           TAX BENEFIT         NET OF
                                                                            TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     369,382      $    (129,286)    $     240,096
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (61,090)            21,381           (39,709)
       Unrealized gains (losses) on securities - OTTI                        (2,955)             1,034            (1,921)
       Adjustment to deferred policy acquisition costs                     (198,649)            69,527          (129,122)
       Adjustment to reserves                                               (19,585)             6,854           (12,731)
       Adjustment to unearned policy and contract fees                      114,854            (40,199)           74,655
       Adjustment to pension and other postretirement plans                 (11,353)             3,974            (7,379)
       Less: Reclassification adjustment for expenses
          included in net income                                               (690)               243              (447)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     189,914      $     (66,472)    $     123,442
                                                                      ==============     ==============    ==============


                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $    (572,782)     $     202,680     $    (370,102)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (33,801)            11,831           (21,970)
       Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                      246,061            (86,122)          159,939
       Adjustment to reserves                                               110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                      (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                   9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                                419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $    (348,207)     $     124,078     $    (224,129)
                                                                      ==============     ==============    ==============

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,968      $    (124,341)    $     227,627
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (72,038)            25,213           (46,825)
       Unrealized gains (losses) on securities - OTTI                        17,222             (6,028)           11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761             (3,416)            6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,891      $     (61,313)    $     110,578
                                                                      ==============     ==============    ==============


  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                         (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ----------------
        Unrealized investment gains (losses), before
         income tax                                                        61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ----------------
          Unrealized investment gains (losses), net of
           income tax                                             $        39,709
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ----------------
        Amortization of pension and other postretirement plan
         items, before income tax                                            (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ----------------
          Amortization of pension and other postretirement
           plan items, net of income tax                          $          (447)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
      Unrealized gains (losses)                                   $        41,953     Other net realized investment gains
      Unrealized OTTI losses - OTTI on fixed maturity
       securities                                                            (495)    OTTI on fixed maturity securities
      Unrealized OTTI losses - OTTI on other securities                    (7,657)    Other net realized investment gains
                                                                  ----------------
       Unrealized investment gains (losses), before
        income tax                                                         33,801
      Deferred income tax benefit (expense)                               (11,831)
                                                                  ----------------
         Unrealized investment gains (losses), net of
          income tax                                              $        21,970
                                                                  ================

    Pension and other postretirement plans (1):
      Amortization of prior service benefit                       $           756     General operating expenses
      Amortization of net actuarial losses                                 (1,175)    General operating expenses
                                                                  ----------------
       Amortization of pension and other postretirement plan
        items, before income tax                                             (419)
      Deferred income tax benefit (expense)                                   147
                                                                  ----------------
         Amortization of pension and other postretirement
          plan items, net of income tax                           $          (272)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                     2014              2013
                                                                ---------------    --------------
    Gross unrealized gains                                      $     799,275      $     736,213
    Gross unrealized losses                                           (39,997)          (197,671)
    Gross unrealized losses - OTTI                                      7,035              9,990
    Adjustment to deferred policy acquisition costs                  (249,802)           (51,153)
    Adjustment to reserves                                           (100,290)           (80,705)
    Adjustment to unearned policy and contract fees                   107,806             (7,048)
    Adjustment to pension and other postretirement plans              (15,891)            (3,848)
                                                                ---------------    --------------
                                                                      508,136            405,778
    Deferred federal income tax expenses                             (172,326)          (136,262)
                                                                ---------------    --------------
          Net accumulated other comprehensive income (loss)     $     335,810      $     269,516
                                                                ===============    ==============

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

  The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the years ended December 31, 2013 and 2012 there were no dividends declared or paid to SFG.

  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2014 statutory results, the maximum amount available for the payment of dividends during 2015 by Minnesota Life Insurance Company without prior regulatory approval is $260,042.

  For the years ended December 31, 2014, 2013 and 2012 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

  The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

  The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2014 and 2013, these securities were reported at fair value of $29,115 and $28,703, respectively.

  The Company has long-term commitments to fund alternative investments and real estate investments totaling $296,274 as of December 31, 2014. The Company estimates that $119,000 of these commitments will be invested in 2015, with the remaining $177,274 invested over the next four years.

  As of December 31, 2014, the Company had committed to originate mortgage loans totaling $174,990 but had not completed the originations.

  As of December 31, 2014, the Company had committed to purchase corporate fixed maturity securities totaling $3,000 but had not completed the purchase transactions.

  The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267. The
  Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2015, $679; 2016, $491; 2017, $359; 2018,
  $331; 2019, $325. Lease expense, net of sub-lease income, for the years ended December 31, 2014, 2013 and 2012 was $8,755, $8,672, and $8,731, respectively.
  The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $169 for the years ended December 31, 2014, 2013 and 2012, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2015, $121; 2016, $118; 2017, $98; 2018, $0; 2019, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2015, $4,294; 2016, $4,155; 2017, $3,288; 2018, $1,609; 2019, $1,158.

  At December 31, 2014, the Company had guaranteed the payment of $45,900 of policyholder dividends and discretionary amounts payable in 2015. The Company has pledged fixed maturity securities, valued at $56,514 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

  The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2014 and 2013, the assets held in trust were $569,688 and $561,177, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

  Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

  In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

  In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

  The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2014 and 2013 was approximately $3,393 and $4,735, respectively.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2014 and 2013, this liability was $1,595 and $1,580, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,906 and $2,864 as of December 31, 2014 and 2013, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

  The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

  The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2014, 2013 and 2012.

  The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $212,936, $123,126 and $137,877 in 2014, 2013 and 2012, respectively.
  Statutory surplus of these operations was $2,600,420 and $2,329,680 as of December 31, 2014 and 2013, respectively.

(24) SUBSEQUENT EVENTS

  The Company evaluated subsequent events through March 3, 2015, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014
                                 (IN THOUSANDS)

                                                                                                              AS SHOWN
                                                                                                               ON THE
                                                                                                            CONSOLIDATED
TYPE OF INVESTMENT                                                  COST (2)               VALUE           BALANCE SHEET (1)
                                                               ------------------   ------------------    ------------------
Fixed maturity securities
     U.S. government                                            $        205,029     $        230,252      $        230,252
     Agencies not backed by the full faith and
       credit of the U.S. government                                     526,255              548,638               548,638
     Foreign governments                                                  33,795               38,966                38,966
     Public utilities                                                    748,267              821,854               821,854
     Asset-backed securities                                             360,701              382,084               382,084
     Mortgage-backed securities                                        3,264,950            3,446,361             3,446,361
     All other corporate fixed maturity securities                     6,100,881            6,458,497             6,458,497
                                                               ------------------   ------------------    ------------------
        Total fixed maturity securities                               11,239,878           11,926,652            11,926,652
                                                               ------------------   ------------------    ------------------

Equity securities:
     Common stocks:
        Public utilities                                                  29,330               30,438                30,438
        Banks, trusts and insurance companies                            160,464              192,453               192,453
        Industrial, miscellaneous and all other                          121,888              159,126               159,126
     Nonredeemable preferred stocks                                       53,093               52,935                52,935
                                                               ------------------   ------------------    ------------------
        Total equity securities                                          364,775              434,952               434,952
                                                               ------------------   ------------------    ------------------

Mortgage loans on real estate                                          1,935,983               xxxxxx             1,935,983
Real estate                                                                1,828               xxxxxx                 1,828
Policy loans                                                             380,603               xxxxxx               380,603
Other investments                                                        339,353               xxxxxx               339,353
Alternative investments                                                  536,921               xxxxxx               536,921
Derivative investments                                                   258,001               xxxxxx               258,001
Fixed maturity securities on loan                                         45,445               xxxxxx                45,054
Equity securities on loan                                                  2,190               xxxxxx                 2,575
                                                               ------------------                         ------------------
        Total                                                          3,500,324               xxxxxx             3,500,318
                                                               ------------------                         ------------------

Total investments                                               $     15,104,977               xxxxxx      $     15,861,922
                                                               ==================                         ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                     AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------
2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                            ----------------   -----------------  ---------------   ---------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                            ================   =================  ===============   ===============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      536,606     $     4,575,182    $     172,069     $     373,466
   Accident and
      health insurance               19,126             701,781           42,963            49,354
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      688,340     $    10,707,000    $     215,082     $     422,949
                            ================   =================  ===============   ===============


                                                             FOR THE YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------------------------
                                                                BENEFITS,       AMORTIZATION
                                                  NET         CLAIMS, LOSSES    OF DEFERRED          OTHER
                               PREMIUM        INVESTMENT      AND SETTLEMENT       POLICY          OPERATING         PREMIUMS
                             REVENUE (3)        INCOME         EXPENSES (5)     ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                   COSTS
------------------------  --------------- ----------------  ---------------  ---------------  ----------------  ---------------
2014:
   Life insurance          $   2,112,889   $      425,261    $   1,915,329    $     146,242    $      753,805
   Accident and
      health insurance           327,307            9,284          112,251           10,414           181,813
   Annuity                       251,892          229,754          254,727           60,097           182,419
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,692,088   $      664,299    $   2,282,307    $     216,753    $    1,118,037    $           -
                          =============== ================  ===============  ===============  ================  ===============

2013:
   Life insurance          $   1,946,559   $      385,487    $   1,785,065    $     145,658    $      680,955
   Accident and
      health insurance           256,918            9,513           95,533           10,324           137,410
   Annuity                       192,109          244,833          238,852           31,852           178,682
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,395,586   $      639,833    $   2,119,450    $     187,834    $      997,047    $           -
                          =============== ================  ===============  ===============  ================  ===============

2012:
   Life insurance          $   1,842,337   $      364,491    $   1,651,792    $     140,816    $      625,277
   Accident and
      health insurance           217,725           10,273           87,652           11,102           120,410
   Annuity                       165,249          255,524          251,870           31,190           152,461
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,225,311   $      630,288    $   1,991,314    $     183,108    $      898,148    $           -
                          =============== ================  ===============  ===============  ================  ===============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends


See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                                                      PERCENTAGE
                                                                   CEDED TO        ASSUMED FROM                       OF AMOUNT
                                                 GROSS              OTHER             OTHER              NET           ASSUMED
                                                 AMOUNT           COMPANIES         COMPANIES           AMOUNT          TO NET
                                           ------------------- ----------------- ----------------- ----------------- --------------
2014:   Life insurance in force             $   1,073,096,250   $   326,467,564   $       823,627   $   747,452,313           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       2,155,932   $       538,929   $        31,905   $     1,648,908           1.9%
             Accident and health insurance            404,247            80,090             3,151           327,308           1.0%
             Annuity                                   63,093                 -                 -            63,093           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,623,272   $       619,019   $        35,056   $     2,039,309           1.7%
                                           =================== ================= ================= =================

2013:   Life insurance in force             $     971,213,330   $   279,648,064   $       758,016   $   692,323,282           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,954,717   $       482,492   $        28,737   $     1,500,962           1.9%
             Accident and health insurance            328,571            74,840             3,188           256,919           1.2%
             Annuity                                   34,325                 -                 -            34,325           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,317,613   $       557,332   $        31,925   $     1,792,206           1.8%
                                           =================== ================= ================= =================

2012:   Life insurance in force             $     852,121,680   $   223,204,714   $       870,715   $   629,787,681           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,746,021   $       347,852   $        22,871   $     1,421,040           1.6%
             Accident and health insurance            313,506            98,643             2,862           217,725           1.3%
             Annuity                                   32,539                 -                 -            32,539           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,092,066   $       446,495   $        25,733   $     1,671,304           1.5%
                                           =================== ================= ================= =================



See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION

Item Number     Caption in Part C
     26.        Exhibits

     27.        Directors and Officers of the Minnesota Life Insurance Company

     28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

     29.        Indemnification

     30.        Principal Underwriters

     31.        Location of Accounts and Records

     32.        Management Services

     33.        Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company

NAME AND PRINCIPAL                                               POSITION AND OFFICES
BUSINESS ADDRESS                                                 WITH MINNESOTA LIFE
------------------                                               --------------------
Brian C. Anderson                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                                 Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                                   Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                                              Director, Attorney-in-Fact, Senior Vice President,
Minnesota Life Insurance Company                                 General Counsel, and Secretary
400 Robert Street North
St. Paul, MN  55101

Susan L. Ebertz                                                  Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                                Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                                    Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                                                  Director
101 North 7th St.
Suite 202
Louisville, KY 40202

Christopher M. Hilger                                            President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                                   Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                                 Senior Vice President, Treasurer and
Minnesota Life Insurance Company                                 Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                                  Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                                Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                                    Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                                 Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                Director, Executive Vice President
Minnesota Life Insurance Company                                 and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company


         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)


         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         American Modern Life Insurance Company


         Marketview Properties, LLC
         Marketview Properties II, LLC
         Marketview Properties III, LLC
         Marketview Properties IV, LLC

         Securian AAM Holdings, LLC


Majority-owned subsidiary of Securian AAM Holdings, LLC:
         Asset Allocation & Management Company, L.L.C.

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Oakleaf Service Corporation
         Vivid Print Solutions, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.


Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

         Securian Funds Trust

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account

              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                                       Positions and
Name and Principal                                                     Offices
Business Address                                                       with Underwriter
------------------                                                     ------------------
George I. Connolly                                                     President, Chief Executive Officer
Securian Financial Services, Inc.                                      and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                                                    Vice President - Business and
Securian Financial Services, Inc.                                      Market Development
400 Robert Street North
St. Paul, MN  55101

Gary R. Christensen                                                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Peter G. Berlute                                                       Vice President - Business Operations
Securian Financial Services Inc.                                       and Treasurer
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                                                       Senior Vice President, Chief Compliance
Securian Financial Services, Inc.                                      Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

              (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
    -------------         ------------------          -----------------      --------------      ----------------



Securian Financial
 Services, Inc.          $16,507,752                           ___                  ___                   ___

Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-96383, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2015.

                                 MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                              (Registrant)

                             By: MINNESOTA LIFE INSURANCE COMPANY
                                              (Depositor)


                                 By /s/ Christopher M. Hilger
                                   -------------------------------------------
                                             Christopher M. Hilger
                                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              SIGNATURE                         TITLE                           DATE
              ---------                         -----                           ----
/s/ Christopher M. Hilger                       President and Chief Executive   April 27, 2015
-------------------------------------           Officer
Christopher M. Hilger

*                                               Chairman of the Board
-------------------------------------
Robert L. Senkler

*                                               Director
-------------------------------------
Mary K. Brainerd

                                                Director
-------------------------------------
John W. Castro

*                                               Director
-------------------------------------
Gary R. Christensen

*                                               Director
-------------------------------------
Sara H. Gavin

*                                               Director
-------------------------------------
Eric B. Goodman

*                                               Director
-------------------------------------
John H. Hooley

*                                               Director
-------------------------------------
Trudy A. Rautio

*                                               Director
-------------------------------------
Bruce P. Shay

*                                               Director
-------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                           Executive Vice President        April 27, 2015
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief financial officer)


/s/ Warren J. Zaccaro                           Executive Vice President        April 27, 2015
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief accounting officer)


/s/ David J. LePlavy                            Senior Vice President,          April 27, 2015
-------------------------------------           Treasurer and Controller
David J. LePlavy                                (treasurer)

/s/ Gary R. Christensen                         Director, Attorney-in-Fact,     April 27, 2015
-------------------------------------           Senior Vice President, General
Gary R. Christensen                             Counsel and Secretary


* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                               EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
26(a)              Resolution of the Board of Trustees of The Minnesota Mutual
                   Life Insurance Company dated October 21, 1985, previously
                   filed as Exhibit 26(a) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 333-120704, Initial
                   Registration Statement, on November 23, 2004, is hereby
                   incorporated by reference.

26(b)              Not Applicable.

26(c)(1)           The Amended and Restated Distribution Agreement between
                   Minnesota Life Insurance Company and Securian Financial
                   Services, Inc., previously filed on April 27, 2009, as
                   exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-
                   97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)           Agent and General Agent Sales Agreements, previously filed as
                   Exhibit 27(c)(3) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 333-109853, Post-Effective Amendment
                   Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)           Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy, form 99-680, previously filed as Exhibit A(5)(a) to Registrant's Form S-6,
                   File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(2) Family Term Agreement-Children, form 99-904, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(3) Exchange of Insureds Agreement, form 99-914, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(4)           Inflation Agreement, form 99-916, previously filed as Exhibit
                   A(5)(d) to Registrant's Form S-6, File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(5) Waiver of Premium Agreement, form 99-917, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(6) Business Continuation Agreement, form 99-929, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File
                   Number 333-96383, on February 8, 2000, is hereby incorporated by reference.


26(d)(7) Accelerated Benefit Agreement, form 99-931, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File
                   Number 333-96383, Pre-Effective Amendment Number 1, on May
                   31, 2000, is hereby incorporated by reference.

26(d)(8)           Early Values Agreement, form 99-939, previously filed as
                   Exhibit A(5)(h) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(9)           Short Term Agreement, form 99-324, previously filed as
                   Exhibit A(5)(i) to Registrant's Form S-6, File Number
                   33-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(10)          Face Amount Increase Agreement, form MHC-86-915,
                   previously filed as Exhibit A(5)(h) to Registrant's Form
                   S-6, File Number 33-3233, Post Effective Amendment Number
                   14, on March 4, 1999, is hereby incorporated by reference.

26(d)(11)          Amendment to change 1980 CSO to 2001 CSO, form E1512 CSO
                   2001, previously filed as Exhibit 26(d)(11) to the
                   Registrant's Form N-6, File Number 333-96383,
                   Post-Effective Amendment Number 13, on February 27, 2009,
                   is hereby incorporated by reference.



26(e)(1) Application Part 1 - New Issue, form F59410 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's
                   Form N-6, File Number 333-183590, Post-Effective Amendment
                   Number 6 is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue, form F59536 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's
                   Form N-6, File Number 333-183590, Post-Effective Amendment
                   Number 6 is hereby incorporated by reference.

26(e)(3) Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form F59534 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(3) to Minnesota Life
                   Individual Variable Universal Life Account's Form N-6, File
                   Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(4)           Policy Change Application - No Underwriting Required, form
                   F59537 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(4) to Minnesota Life Individual Variable
                   Universal Life Account's Form N-6, File Number 333-183590,
                   Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(5) Policy Change Application Part 1 - (Underwriting Required), form F59538 Rev 2-2014, previously filed on February 27,
                   2015 as exhibit 26(e)(5) to Minnesota Life Individual
                   Variable Universal Life Account's Form N-6, File Number
                   333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(6)           Guaranteed & Simplified Issue Application, form F.58241
                   9-2002, previously filed as Exhibit 27(e)(8) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(7)           Guaranteed & Simplified Issue Application Census, form
                   F.58242 9-2002, previously filed as Exhibit 27(e)(9) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(8)           Simplified Issue Proposed Insured Information, form
                   F.58243 9-2002, previously filed as Exhibit 27(e)(10) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(9)           Guaranteed Issue Proposed Insured Information, form
                   F.58244 9-2002, previously filed as Exhibit 27(e)(11) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(10)          Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6) to Minnesota Life
                   Individual Variable Universal Life Account's Form N-6, File
                   Number 333-183590, Post-Effective Amendment Number 6 is
                   hereby incorporated by reference.

26(e)(11)          Application Part 2, form F59573 1-2014, previously filed on
                   February 27, 2015 as exhibit 26(e)(7) to Minnesota Life
                   Individual Variable Universal Life Account's Form N-6, File
                   Number 333-183590, Post-Effective Amendment Number 6 is
                   hereby incorporated by reference.

26(e)(12)          Application Part 2, form ICC 12-59573-T 1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life
                   Account's to Minnesota Life Individual Variable Universal
                   Life Account's Form N-6, File Number 333-183590,
                   Post-Effective Amendment Number 1, on February 27, 2013,
                   is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6,
                   File Number 333-96383, on February 8, 2000 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 333-120704, Initial Registration Statement, on
                   November 23, 2004, is hereby incorporated by reference.

26(g)              Reinsurance Contract, previously filed as Exhibit 27(g) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   333-96383, Post-Effective Amendment Number 4, on April 30,
                   2003, is hereby incorporated by reference.

26(h)(1)(i)        Participation Agreement among Securian Funds Trust,
                   Advantus Capital Management, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 32, on
                   April 27, 2012, is hereby incorporated by reference.



26(h)(1)(ii)       Shareholder Information Agreement among Securian Funds
                   Trust and Minnesota Life Insurance Company, previously
                   filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable
                   Life Account's Form N-6, File Number 33-3233, Post
                   Effective Amendment Number 32, on April 27, 2012, is
                   hereby incorporated by reference.

26(h)(2)(i)        Fund Participation Agreement between Janus Aspen Series,
                   Janus Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota
                   Life Variable Universal Life Account's Form N-6, File Number
                   33-85496, Post-Effective Amendment Number 10, on February 27,
                   2003, is hereby incorporated by reference.

26(h)(2)(ii)       Addendum Dated May 1, 2000 to Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors, Inc. and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   27(h)(2)(ii) to Minnesota Life Variable Universal Life
                   Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 10, on February 27, 2003, is hereby
                   incorporated by reference.

26(h)(2)(iii)      Amendment to Fund Participation Agreement between Janus Aspen
                   Series, Janus Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(2)(iii) to
                   Minnesota Life Variable Universal Life Account's Form N-6,
                   File Number 33-85496, Post-Effective Amendment Number 10, on
                   February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)       Amendment Dated December 1, 2002 to Fund Participation
                   Agreement between Janus Aspen Series, Janus Distributors,
                   Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal
                   Life Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 10, on February 27, 2003, is hereby
                   incorporated by reference.

26(h)(2)(v)        Amendment Dated March 1, 2004 to Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and
                   Minnesota Life Insurance Company, filed on April 22, 2005 as
                   Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
                   Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)       Amendment dated May 1, 2005 to the Fund Participation
                   Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-64395, Post-Effective
                   Amendment Number 13, on April 21, 2006, is hereby
                   incorporated by reference.

26(h)(2)(vii)      Amendment Number Two to the Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and


                   Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)     Rule 22c-2 Shareholder Information Agreement between Janus
                   Capital Management, LLC, Janus Services LLC, Janus
                   Distributors LLC, Janus Aspen Series and Minnesota Life
                   Insurance Company, filed on April 20, 2007 as Exhibit
                   26(h)(2)(viii) to Registrant's Form N-6, File Number 33-
                   85496, Post-Effective Amendment Number 17, is hereby
                   incorporated by reference.

26(h)(2)(ix)       Amendment Number Seven to the Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and
                   Minnesota Life Insurance Company, previously filed on
                   October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable
                   Annuity Account's Form N-4, File Number 333-136242, Post-
                   Effective Amendment Number 3, is hereby incorporated by
                   reference.

26(h)(2)(x)        Amendment Number Eight to the Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-
                   6, File Number 33-3233, Post-Effective Amendment Number 36,
                   on April 27, 2015, is hereby incorporated by reference.

26(h)(3)(i)        Amended and Restated Participation Agreement among Variable
                   Insurance Products Fund, Fidelity Distributors Corporation
                   and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-
                   85496, Post-Effective Amendment Number 17, is hereby
                   incorporated by reference.

26(h)(3)(ii)       First Amendment to Amended and Restated Participation
                   Agreement among Minnesota Life Insurance Company, Fidelity
                   Distributors Corporation, Variable Insurance Products Fund,
                   Variable Insurance Products Fund II, Variable Insurance
                   Products Fund III and Variable Insurance Products Fund IV,
                   previously filed on December 14, 2007 as exhibit 26(h)(4)(ii)
                   to Minnesota Life Individual Variable Universal Life
                   Account's Form N-6, File Number 333-144604, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)        Fund Shareholder Services Agreement between Minnesota Life
                   Insurance Company and Securian Financial Services, Inc.,
                   previously filed as Exhibit 8(d) to Variable Annuity Account's
                   Form N-4, File Number 811-4294, Post-Effective Amendment
                   Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(5)(i)        Participation Agreement among Oppenheimer Variable Account
                   Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                   Annuity Account's Form N-4, File Number 333-91784, Post-
                   Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)       Amendment No. 1 to the Participation Agreement among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-
                   4, File Number 333-91784, Post-Effective Amendment Number 2,
                   on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)      Amendment No. 2 to the Participation Agreement among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-
                   4, File Number 333-91784, Post-Effective Amendment Number 2,
                   on April 29, 2003, is hereby incorporated by reference.


26(h)(5)(iv)       Amendment No. 3 to the Participation Agreement among
                   Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 23, on April 26, 2005, is hereby
                   incorporated by reference.

26(h)(5)(v)        Amendment No. 4 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                   Life Insurance Company, previously filed as Exhibit
                   26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-
                   6, File Number 33-64395, Post-Effective Amendment Number 13,
                   on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)       Amendment No. 5 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, Oppenheimer Funds, Inc. and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(5)(vi)(i)    Amendment No. 6 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                   Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form
                   N-4, File Number 333-136242, Post-Effective Amendment Number
                   3, is hereby incorporated by reference.

26(h)(5)(vii)      Shareholder Information Agreement Under Rule 22c-2 of the
                   Investment Company Act of 1940 among OppenheimerFunds
                   Services, OppenheimerFunds Distributor, Inc. and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(5)(viii)     Amendment No. 7 to Participation Agreement by and among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)
                   (vii) to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(5)(ix)       Amendment No. 8 to Participation Agreement by and among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post- Effective
                   Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(5)(x)        Amendment No. 9 to Participation Agreement by and among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post- Effective Amendment
                   Number 35 on April 25, 2014, is hereby incorporated by
                   reference.

26(h)(6)(i)        Participation Agreement among Panorama Series Fund, Inc.,
                   OppenheimerFunds, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2,  on April 29, 2003, is hereby
                   incorporated by reference.

26(h)(6)(ii)       Amendment No. 1 to the Participation Agreement among Panorama
                   Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   91784, Post-Effective Amendment Number 2, on April 29, 2003,
                   is hereby incorporated by reference.

26(h)(6)(iii)      Amendment No. 2 to the Participation Agreement among Panorama
                   Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit
                   24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Number 2, on April
                   29, 2003, is hereby incorporated by reference.


26(h)(6)(iv)       Amendment No. 3 to Participation Agreement among Panorama
                   Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(8)(iv)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post-Effective Amendment Number 23, on April
                   26, 2005, is hereby incorporated by reference.

26(h)(6)(v)        Amendment No. 4 to Participation Agreement among Panorama
                   Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(8)(v) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-64395, Post-Effective Amendment Number 13, on April 21,
                   2006, is hereby incorporated by reference.

26(h)(6)(vi)       Amendment No. 5 to Participation Agreement among Panorama
                   Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota
                   Life Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(6)(vii)      Amendment No. 7 to Participation Agreement by and among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company effective August 1,
                   2010 previously filed on April 25, 2011 as exhibit
                   24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.

26(h)(6)(viii)     Amendment No. 6 to the Participation Agreement among Panorama
                   Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(6)(vii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 34, on
                   April 24, 2013, is hereby incorporated by reference.


26(h)(7)(i)        Participation Agreement among Putnam Variable Trust, Putnam
                   Retail Management, L.P. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)       Schedule A as amended May 1, 2003 to the Participation
                   Agreement among Putnam Variable Trust, Putnam Retail
                   Management, L.P. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(z)(i) to Variable
                   Annuity Account's Form N-4, File Number 333-91784, Post-
                   Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)      Amendment No. 1 to Participation Agreement among Putnam
                   Variable Trust, Putnam Retail Management, L.P. and Minnesota
                   Life Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(7)(iv)       Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                   Putnam Retail Management Limited Partnership and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(7)(v)        Amendment No. 2 to the Participation Agreement among Putnam
                   Variable Trust, Putnam Retail Management, L.P. and Minnesota
                   Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's
                   Form N-4, File Number 333-91784, Post-Effective Amendment
                   Number 17, is hereby incorporated by reference.

26(h)(7)(vi)       Third Amendment to Supplement to Participation Agreement
                   among Putnam Variable Trust, Putnam Retail Management
                   Limited Partnership and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit
                   24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.

26(h)(7)(vii)      Fourth Amendment to Participation Agreement among Putnam
                   Variable Trust, Putnam Retail Management Limited Partnership
                   and Minnesota Life Insurance Company, previously filed on
                   April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity
                   Account's Form N-4, File Number 333-182763, Post-Effective
                   Amendment Numbers 10 and 246, is hereby incorporated by
                   reference.


26(h)(8)(i)        Participation Agreement by and among AIM Variable Insurance
                   Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(10)(i) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)       Schedule A as amended May 1, 2003 to the Participation
                   Agreement among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 27(h)(10)(ii) to Registrant's
                   Form N-6, File Number 333-96383, Post-Effective Amendment
                   Number 4, on April 30, 2003, is hereby incorporated by
                   reference.

26(h)(8)(iii)      Amendment No. 1 to the Participation Agreement dated March 4,
                   2002, by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-
                   Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)       Amendment No. 2 to the Participation Agreement dated March 2,
                   2002, by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-64395, Post-
                   Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)        Amendment No. 3 to Participation Agreement by and among AIM
                   Variable Insurance Funds, AIM Distributors, Inc. and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(8)(vi)       Intermediary Agreement Regarding Compliance with SEC Rule
                   22c-2 between AIM Investment Services, Inc. and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(8)(vii)      Amendment No. 4 to Participation Agreement by and among
                   AIM Variable Insurance Funds, A I M Distributors, Inc.,
                   Minnesota Life Insurance Company and Securian Financial
                   Services, Inc. effective April 30, 2010 previously filed
                   on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable
                   Annuity Account's Form N-4, File Number 333-91784,
                   Post-Effective Amendment Numbers 26 and 171, is hereby
                   incorporated by reference.

26(h)(9)(i)        Shareholder Services Agreement among American Century
                   Investment Services, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(11) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)       Amendment No. 1 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-64395, Post-Effective Amendment Number 13, on April
                   21, 2006, is hereby incorporated by reference.


26(h)(9)(iii)      Shareholder Information Agreement between American Century
                   Investment Services, Inc. and Minnesota Life Insurance
                   Company previously filed on September 6, 2007 as exhibit
                   24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                   Number 333-140230, Pre-Effective Amendment Number 1, is
                   hereby incorporated by reference.

26(h)(9)(iv)       Amendment No. 2 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investment Services, Inc. , previously filed on October 4,
                   2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity
                   Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Number 3, is hereby incorporated by reference.

26(h)(9)(v)        Amendment No. 3 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investment Services, Inc., previously filed as Exhibit 26(h)
                   (9)(v) to Minnesota Life Variable Life Account's Form N-6,
                   File Number 33-3233, Post-Effective Amendment Number 36, on
                   April 27, 2015, is hereby incorporated by reference.

26(h)(9)(vi)       Amendment No. 4 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investment Services, Inc., previously filed as Exhibit 26(h)
                   (9)(vi) to Minnesota Life Variable Life Account's Form N-6,
                   File Number 33-3233, Post-Effective Amendment Number 36, on
                   April 27, 2015, is hereby incorporated by reference.

26(h)(10)(i)       Not Applicable.

26(h)(10)(ii)      Not Applicable.

26(h)(11)(i)       Participation Agreement among MFS Variable Insurance Trust,
                   Massachusetts Financial Services Company and Minnesota Life
                   Insurance Company, previously filed as Exhibit 27(h)(13)(i)
                   to Registrant's Form N-6, File Number 333-96383, Post-
                   Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)      Amendment No. 1 to the Participation Agreement among MFS
                   Variable Insurance Trust, Massachusetts Financial Services
                   Company and Minnesota Life Insurance Company, previously
                   filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File
                   Number 333-96383, Post-Effective Amendment Number 4, on April
                   30, 2003, is hereby incorporated by reference.

26(h)(11)(iii)     Amendment No. 2 to the Participation Agreement among MFS
                   Variable Insurance Trust, Massachusetts Financial Services
                   Company and Minnesota Life Insurance Company, previously
                   filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,
                   File Number 333-96383, Post-Effective Amendment Number 4, on
                   April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)      Amendment No. 3 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                   N-6, File Number 33-64395, Post-Effective Amendment Number
                   13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)       Amendment No. 4 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                   N-6, File Number 33-64395, Post-Effective Amendment Number
                   13, on April 21, 2006, is hereby incorporated by reference.


26(h)(11)(vi)      Letter dated December 7, 2005 amending Participation
                   Agreement among MFS Variable Insurance Trust, Massachusetts
                   Financial Services Company and Minnesota Life Insurance
                   Company, previously filed as Exhibit 26(h)(13)(vi) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-64395, Post-Effective Amendment Number 13, on April 21,
                   2006, is hereby incorporated by reference.

26(h)(11)(vii)     Amendment No. 5 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(11)(viii)    Rule 22c-2 Shareholder Information Agreement between MFS Fund
                   Distributors, Inc. and Minnesota Life Insurance Company
                   previously filed on September 6, 2007 as exhibit 24(c)(8)(v)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   140230, Pre-Effective Amendment Number 1, is hereby
                   incorporated by reference.

26(h)(11)(ix)      Fee letter dated September 1, 2010 referencing the
                   Participation Agreement by and among the MFS Variable
                   Insurance Trust, Minnesota Life Insurance and
                   Massachusetts Financial Services Company previously filed
                   on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable
                   Annuity Account's Form N-4, File Number 333-91784,
                   Post-Effective Amendment Numbers 26 and 171, is hereby
                   incorporated by reference.

26(h)(11)(x)       Amendment No. 6 to Participation Agreement by and among
                   MFS Variable Insurance Trust, Minnesota Life Insurance
                   Company and Massachusetts Financial Services Company
                   effective September 1, 2010 previously filed on April 25,
                   2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(11)(xi)      Amendment No. 7 to Participation Agreement by and among MFS
                   Variable Insurance Trust, Minnesota Life Insurance Company,
                   and Massachusetts Financial Services Company, previously
                   filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                   Life Individual Variable Universal Life Account's Form N-6,
                   File Number 333-183590, Post-Effective Amendment Number 7, is
                   hereby incorporated by reference.

26(h)(11)(xii)     Amendment No. 8 to Participation Agreement by and among MFS
                   Variable Insurance Trust, Minnesota Life Insurance Company,
                   and Massachusetts Financial Services Company, previously
                   filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota
                   Life Individual Variable Universal Life Account's Form N-6,
                   File Number 333-183590, Post-Effective Amendment Number 7, is
                   hereby incorporated by reference.

26(h)(12)(i)       Participation Agreement as of May 1, 2000 between Franklin
                   Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(14)(i) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)      Amendment to Participation Agreement as of May 1, 2000
                   between Franklin Templeton Variable Insurance Products Trust,
                   Franklin Templeton Distributors, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 27(h)(14)(ii)
                   to Registrant's Form N-6, File Number 333-96383, Post-
                   Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)     Amendment No. 2 to Participation Agreement between Franklin
                   Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(14)(iii) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)      Amendment No. 3 to Participation Agreement by and among
                   Franklin Templeton Variable Insurance Products Trust,
                   Franklin Templeton Distributors, Inc., Minnesota Life
                   Insurance Company and Securian Financial Services, Inc,
                   previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-
                   Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)       Amendment No. 4 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,


                   Franklin/Templeton Distributors, Inc., Minnesota Life
                   Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-64395, Post-
                   Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)      Amendment No. 5 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., and Minnesota Life
                   Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(12)(vii)     Rule 22c-2 Agreement between Franklin Templeton Distributors,
                   Inc. and Minnesota Life Insurance Company previously filed on
                   September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                   Account's Form N-4, File Number 333-140230, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)    Amendment No. 6 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., and Minnesota Life
                   Insurance Company, previously filed on October 4, 2007 as
                   Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Post-Effective Amendment Number 3,
                   is hereby incorporated by reference.

26(h)(12)(ix)      Amendment No. 7 to Participation Agreement dated May 1,
                   2000 among Franklin Templeton Variable Insurance Products
                   Trust, Franklin/Templeton Distributors, Inc., Minnesota
                   Life Insurance Company, and Securian Financial Services,
                   Inc.,

26(h)(12)(x)       Amendment No. 7 to Participation Agreement dated May 1,
                   2000 among Franklin Templeton Variable Insurance Products
                   Trust, Franklin/Templeton Distributors, Inc., Minnesota
                   Life Insurance Company, and Securian Financial Services,
                   Inc., previously filed as Exhibit 26(h)(12)(x) to
                   Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 32, on
                   April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)      Participation Agreement Addendum dated May 1, 2012 among
                   Franklin Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., Minnesota Life
                   Insurance Company, and Securian Financial Services, Inc.,
                   previously filed as Exhibit 26(h)(12)(xi) to Minnesota
                   Life Variable Life Account's Form N-6, File Number
                   33-3233, Post Effective Amendment Number 32, on April 27,
                   2012, is hereby incorporated by reference.

26(h)(12)(xii)     Amendment No. 8 to Participation Agreement dated
                   May 1, 2000 among Franklin Templeton Variable Insurance
                   Products Trust, Franklin/Templeton Distributors, Inc.,
                   Minnesota Life Insurance Company, and Securian Financial
                   Services, Inc., previously filed as Exhibit 26(h)(12)(xii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 34, on
                   April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)    Amendment No. 10 to Participation Agreement dated
                   May 1, 2000 among Franklin Templeton Variable Insurance
                   Products Trust, Franklin/Templeton Distributors, Inc.,
                   Minnesota Life Insurance Company, and Securian Financial
                   Services, Inc., previously filed as Exhibit 26(h)(12)(xiii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 34, on
                   April 24, 2013, is hereby incorporated by reference.


26(h)(13)(i)       Participation Agreement as of September 29, 2003 between
                   Minnesota Life Insurance Company and Waddell & Reed, Inc.
                   previously filed as Exhibit 27(h)(15) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 333-109853,
                   Pre-Effective Amendment Number 1, on February 19, 2004, is
                   hereby incorporated by reference.

26(h)(13)(ii)      Amendment Number One to the Target Funds Participation
                   Agreement among Minnesota Life Insurance Company, Waddell &
                   Reed, Inc. and W&R Target Funds, Inc., previously filed as
                   Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-64395, Post-Effective
                   Amendment Number 13, on April 21, 2006, is hereby
                   incorporated by reference.

26(h)(13)(iii)     Shareholder Information Agreement among Ivy Funds
                   Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                   Insurance Company, filed on April 20, 2007 as Exhibit
                   26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496,
                   Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)      Second Amendment to the Target Funds Participation Agreement
                   among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                   and W&R Target Funds, Inc. previously filed as Exhibit
                   24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Post-Effective Amendment Number 6 on
                   February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)       Third Amendment to Target Funds Participation Agreement
                   among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                   Portfolios, and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit
                   24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.

26(h)(13)(vi)      Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                   Participation Agreement (Excludes Products Sold Through W&R
                   Distribution System) among Minnesota Life Insurance Company,
                   Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                   Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-3233, Post- Effective Amendment Number 35 on April 25,
                   2014, is hereby incorporated by reference.



26(h)(14)(i)       Amendment No. 1 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-64395, Post-Effective Amendment Number 13, on April
                   21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)      Amendment No. 2 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investment Services, Inc. , previously filed on October 4,
                   2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                   Form N-4, File Number 333-136242, Post-Effective Amendment
                   Number 3, is hereby incorporated by reference.

26(h)(15)(i)       Participation Agreement among Van Kampen Life Investment
                   Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                   Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)      Amendment Number one to the Agreement between Van Kampen
                   Asset Management, Inc. and Minnesota Life Insurance Company
                   filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable
                   Annuity Account's Form N-4, File Number 333-136242, Pre-
                   Effective Amendment Number 2, is hereby incorporated by
                   reference.

26(h)(15)(iii)     Amendment Number Two to Participation Agreement among
                   Minnesota Life Insurance Company, Van Kampen Life Investment
                   Trust, Van Kampen Funds, Inc. and Van Kampen Asset
                   Management, previously filed on April 27, 2010 as
                   Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post-Effective Amendment
                   Number 30, is hereby incorporated by reference.

26(h)(16)(i)       Van Kampen Life Investment Trust Shareholder Information
                   Agreement among Van Kampen Funds Inc., Van Kampen Life
                   Investment Trust, and Minnesota Life Insurance Agreement
                   previously filed on September 6, 2007 as exhibit 24(c)(8)(y)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   140230, Pre-Effective Amendment Number 1, is hereby
                   incorporated by reference.

26(h)(17)(i)       Agreement among The Universal Institutional Funds, Inc.,
                   Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                   Management Inc., and Minnesota Life Insurance Company ,
                   previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to
                   Variable Annuity Account's Form N-4, File Number 333-136242,
                   Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)      Amendment Number One to Participation Agreement among
                   Minnesota Life Insurance Company, The Universal Institutional
                   Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan
                   Stanley Investment Management Inc., previously filed on
                   April 27, 2010 as Exhibit (26)(h)(17)(ii) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233,
                   Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(17)(iii)     Second Amendment to Participation Agreement among Minnesota
                   Life Insurance Company, The Universal Institutional Funds,
                   Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                   Investment Management Inc., previously filed on April 27,
                   2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's
                   Form N-4, File Number 333-182763, Post-Effective Amendment
                   Numbers 10 and 246, is hereby incorporated by reference.

26(h)(17)(iv)      Third Amendment to Participation Agreement among Minnesota
                   Life Insurance Company, The Universal Institutional Funds,
                   Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                   Investment Management Inc., previously filed on April 27,
                   2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's
                   Form N-4, File Number 333-182763, Post-Effective Amendment
                   Numbers 10 and 246, is hereby incorporated by reference.

26(h)(18)(i)       Fund Participation Agreement among Minnesota Life Insurance
                   Company, Financial Investors Variable Insurance Trust, Alps
                   Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity


                   Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)      Amendment Number One to the Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                   Distributors, Inc. filed on February 25, 2010 as exhibit
                   24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Post-Effective Amendments 11 and 161 is
                   hereby incorporated by reference.

26(h)(18)(iii)     Amendment Number Two to Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                   Distributors, Inc., previously filed on April 27, 2010 as
                   Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(iv)      Amendment Number Three to Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                   Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post- Effective Amendment Number 35 on April
                   25, 2014, is hereby incorporated by reference.

26(h)(18)(v)       Amendment Number Four to Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                   Distributors, Inc., previously filed as Exhibit 26(h)(18)(v)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post- Effective Amendment Number 35 on April
                   25, 2014, is hereby incorporated by reference.

26(h)(18)(vi)      Amendment Number Five to Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                   Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post- Effective Amendment Number 35 on April
                   25, 2014, is hereby incorporated by reference.

26(h)(19)(i)       Fund Participation Agreement among Neuberger Berman Advisers
                   Management Trust, Neuberger Berman Management Inc. and
                   Minnesota Life Insurance Company, previously filed on October
                   9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's
                   Form N-4, File Number 333-136242, Post-Effective Amendment
                   Number 8, is hereby incorporated by reference.

26(h)(20)(i)       Not applicable.

26(h)(21)(i)       Participation Agreement among Minnesota Life Insurance
                   Company, Securian Financial Services, Inc., and
                   AllianceBernstein Investments, Inc. , previously filed on
                   October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)      Amendment Number One to Participation Agreement among
                   Minnesota Life Insurance Company, Securian Financial
                   Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                   Investments, Inc., previously filed on April 27, 2010 as
                   Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 30, is hereby incorporated by reference.

26(h)(21)(iii)     Amendment Number Two to Participation Agreement among
                   Minnesota Life Insurance Company, Securian Financial
                   Services, Inc., AllianceBernstein L.P., and
                   AllianceBernstein Investments, Inc., previously filed as
                   Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post Effective
                   Amendment Number 34, on April 24, 2013, is hereby
                   incorporated by reference.

26(h)(22)(i)       Participation Agreement among Minnesota Life Insurance
                   Company, PIMCO Variable Insurance Trust and Allianz Global
                   Investors Distributors LLC previously filed on April 25,
                   2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's
                   Form N-4, File Number 333-91784, Post-Effective Amendment
                   Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(ii)      Selling Agreement for Advisor Class Shares of PIMCO
                   Variable Insurance Trust between Allianz Global Investors
                   Distributors LLC and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(dd)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(22)(iii)     PIMCO Services Agreement for Advisor Class Shares of PIMCO
                   Variable Insurance Trust between Pacific Investment
                   Management Company LLC and Minnesota Life Insurance
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(ee) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(22)(iv)      Termination, New Agreements and Amendments Relating to
                   Intermediary Agreements for PIMCO Variable Insurance Trust
                   among Allianz Global Investors Distributors LLC, PIMCO
                   Investments LLC and Minnesota Life Insurance Company,
                   previously filed as Exhibit 26(h)(22)(iv) to Minnesota
                   Life Variable Life Account's Form N-6, File Number
                   33-3233, Post Effective Amendment Number 32, on April 27,
                   2012, is hereby incorporated by reference.

26(h)(22)(v)       Amendment to Participation Agreement among Minnesota Life
                   Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                   Investments LLC, previously filed as Exhibit 26(h)(22)(v) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-3233, Post Effective Amendment Number 34, on April 24,
                   2013, is hereby incorporated by reference.

26(h)(22)(vi)      Amendment to Selling Agreement between Minnesota Life
                   Insurance Company, and PIMCO Investments LLC, previously
                   filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable
                   Life Account's Form N-6, File Number 33-3233, Post Effective
                   Amendment Number 34, on April 24, 2013, is hereby
                   incorporated by reference.

26(h)(22)(vii)     Amendment No. 1 to PIMCO Services Agreement for Advisor Class
                   Shares of PIMCO Variable Insurance Trust Effective May 1,
                   2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota
                   Life Variable Life Account's Form N-6, File Number 33-3233,
                   Post Effective Amendment Number 34, on April 24, 2013, is
                   hereby incorporated by reference.

26(h)(22)(viii)    Second Amendment to the Participation Agreement by and among
                   PIMCO Investments LLC, PIMCO Variable Insurance Trust, and
                   Minnesota Life Insurance Company, previously filed on April
                   27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life
                   Individual Variable Universal Life Account's Form N-6, File
                   Number 333-183590, Post-Effective Amendment Number 7, is
                   hereby incorporated by reference.

26(h)(23)(i)       Participation Agreement by and between Goldman Sachs
                   Variable Insurance Trust, Goldman, Sachs & Co., and
                   Minnesota Life Insurance Company previously filed on April
                   25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(23)(ii)      Administrative Services Agreement between Goldman Sachs
                   Asset Management, L.P. and Minnesota Life Insurance
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(hh) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(23)(iii)     Services Agreement between Goldman, Sachs & Co. and
                   Minnesota Life Insurance Company. previously filed on
                   April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(23)(iv)      Amendment to Participation Agreement between Goldman Sachs
                   Variable Insurance Trust and Minnesota Life Insurance Company
                   previously filed as Exhibit 8(dd)(i) to Variable Annuity
                   Account's Form N-4, File Number 811-4294, Post-Effective
                   Number 193, on July 20,2012, is hereby incorporated
                   by reference.

26(h)(23)(v)       Second Amendment to Participation Agreement among Goldman
                   Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                   Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(23)(v) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post Effective
                   Amendment Number 34, on April 24, 2013, is hereby
                   incorporated by reference.

26(h)(23)(vi)      Third Amendment to Participation Agreement among Goldman
                   Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                   Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post Effective
                   Amendment Number 34, on April 24, 2013, is hereby
                   incorporated by reference.

26(h)(23)(vii)     Amendment to Administrative Services Agreement Between
                   Goldman Sachs Asset Management, L.P. and Minnesota Life
                   Insurance Company, previously filed as Exhibit
                   26(h)(23)(vii) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post Effective Amendment
                   Number 34, on April 24, 2013, is hereby incorporated by
                   reference.

26(h)(24)(i)       Fund Participation and Service Agreement among Minnesota
                   Life Insurance Company, American Funds Distributors, Inc.,
                   American Funds Service Company, Capital Research and
                   Management Company, and American Funds Insurance Series
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(jj)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(24)(ii)      Business Agreement among Minnesota Life Insurance Company,
                   Securian Financial Services, Inc., American Funds
                   Distributors, Inc. and Capital Research and Management
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(kk) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(24)(iii)     American Funds Rule 22c-2 Agreement among American Funds
                   Service Company and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(ll)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(24)(iv)      Amendment No. 1 to Fund Participation and Service Agreement
                   among Minnesota Life Insurance Company, American Funds
                   Distributors, Inc., American Funds Service Company, Capital
                   Research and Management Company, and American Funds
                   Insurance Series, previously filed as Exhibit 26(h)(24)(iv)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post- Effective Amendment Number 35 on April
                   25, 2014, is hereby incorporated by reference.

26(h)(24)(v)       Second Amendment to the Business Agreement by and among
                   Minnesota Life Insurance Company, Securian Financial
                   Services, Inc., American Funds Distributors, Inc., and
                   Capital Research and Management Company, previously filed as
                   Exhibit 26(h)(24)(v) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 36, on April 27, 2015, is hereby
                   incorporated by reference.

26(i)(1)(i)        Investment Accounting Agreement between Securian Financial
                   Group, Inc. and State Street Bank and Trust Company,
                   previously filed as Exhibit 24(c)8(q) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 1, on February 25, 2003, is hereby
                   incorporated by reference.

26(i)(1)(ii)       First Amendment to Investment Accounting Agreement between
                   Securian Financial Group, Inc. and State Street Bank and
                   Trust Company, previously filed on August 15, 2006 as Exhibit
                   26(i)(l)(b) to the Securian Life Variable Universal Life
                   Account's Form N-6, File Number 333-132009, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)        Administration Agreement between Securian Financial Group,
                   Inc. and State Street Bank and Trust Company, previously


                   filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form
                   N-4, File Number 333-91784, Post-Effective Amendment Number
                   1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)       First Amendment to Administration Agreement between Securian
                   Financial Group, Inc. and State Street Bank and Trust
                   Company, previously filed on August 15, 2006 as Exhibit
                   26(i)(2)(b) to the Securian Life Variable Universal Life
                   Account's Form N-6, File Number 333-132009, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(j)              Not Applicable.

26(k)              Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)              Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)              Calculation.

26(n)              Consent of KPMG LLP.

26(o)              Not Applicable.

26(p)              Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r)              Minnesota Life Insurance Company - Power of Attorney to Sign
                   Registration Statements.